ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of North America and the Contract Owners of Allianz Life Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life Variable Account B indicated in the table below (other than AZL DFA Five-Year Global Fixed Income Fund, AZL Gateway Fund, AZL MetWest Total Return Bond Fund, AZL MSCI Emerging Markets Equity Index Fund Class 1, AZL MSCI Emerging Markets Equity Index Fund Class 2, AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund, AZL MVP Fusion Moderate Fund, JPMorgan Insurance Trust Core Bond Portfolio, and Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio, which do not present a statement of assets and liabilities) as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life Variable Account B (other than AZL DFA Five-Year Global Fixed Income Fund, AZL Gateway Fund, AZL MetWest Total Return Bond Fund, AZL MSCI Emerging Markets Equity Index Fund Class 1, AZL MSCI Emerging Markets Equity Index Fund Class 2, AZL MVP Fusion Balanced Fund, AZL MVP Fusion Conservative Fund, AZL MVP Fusion Moderate Fund, JPMorgan Insurance Trust Core Bond Portfolio, and Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio, which do not present a statement of assets and liabilities) as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life Variable Account B
AZL Balanced Index Strategy Fund(1)	AZL MVP T. Rowe Price Capital Appreciation Plus Fund(1)	Invesco V.I. Balanced-Risk Allocation Fund(1)
AZL DFA Five-Year Global Fixed Income Fund(3)	AZL Russell 1000 Growth Index Fund Class 1(1)	Invesco V.I. Global Strategic Income Fund(1)
AZL DFA Multi-Strategy Fund(1)	AZL Russell 1000 Growth Index Fund Class 2(1)	JPMorgan Insurance Trust Core Bond Portfolio(5)
AZL Enhanced Bond Index Fund(1)	AZL Russell 1000 Value Index Fund Class 1(1)	Lazard Retirement International Equity Portfolio(1)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1(1)	AZL Russell 1000 Value Index Fund Class 2(1)	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio(1)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2(1)	AZL S&P 500 Index Fund(1)	LVIP JPMorgan Core Bond Fund(2)
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1(1)	AZL Small Cap Stock Index Fund Class 1(1)	MFS International Intrinsic Value Portfolio(1)
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2(1)	AZL Small Cap Stock Index Fund Class 2(1)	MFS VIT Total Return Bond Portfolio(1)

AZL Gateway Fund(3)	AZL T. Rowe Price Capital Appreciation Fund(1)	MFS VIT Utilities Portfolio(1)
AZL Government Money Market Fund(1)	BlackRock Equity Dividend V.I. Fund(1)	PIMCO VIT Balanced Allocation Portfolio(1)
AZL International Index Fund Class 1(1)	ClearBridge Variable Aggressive Growth Portfolio(1)	PIMCO VIT CommodityRealReturn Strategy Portfolio(1)
AZL International Index Fund Class 2(1)	Columbia Variable Portfolio – Seligman Global Technology Fund(1)	PIMCO VIT Emerging Markets Bond Portfolio(1)
AZL MetWest Total Return Bond Fund(3)	Davis VA Financial Portfolio(1)	PIMCO VIT Global Core Bond (Hedged) Portfolio(1)
AZL Mid Cap Index Fund Class 1(1)	Davis VA Real Estate Portfolio(1)	PIMCO VIT High Yield Portfolio(1)
AZL Mid Cap Index Fund Class 2(1)	Delaware Ivy VIP Asset Strategy Portfolio(1)	PIMCO VIT Long-Term U.S. Government Portfolio(1)
AZL Moderate Index Strategy Fund(1)	Delaware Ivy VIP Energy Portfolio(1)	PIMCO VIT Low Duration Portfolio(1)
AZL MSCI Emerging Markets Equity Index Class 1(3)	Delaware Ivy VIP Growth Portfolio(1)	PIMCO VIT Real Return Portfolio(1)
AZL MSCI Emerging Markets Equity Index Class 2(3)	Delaware Ivy VIP Mid Cap Growth Portfolio(1)	PIMCO VIT StocksPLUS Global Portfolio(1)
AZL MSCI Global Equity Index Fund Class 1(1)	Delaware Ivy VIP Natural Resources Portfolio(1)	PIMCO VIT Total Return Portfolio(1)
AZL MSCI Global Equity Index Fund Class 2(1)	Delaware Ivy VIP Science and Technology Portfolio(1)	T. Rowe Price Blue Chip Growth Portfolio(1)
AZL MVP Balanced Index Strategy Fund(1)	Eaton Vance VT Floating-Rate Income Fund(1)	T. Rowe Price Equity Income Portfolio(1)
AZL MVP DFA Multi-Strategy Fund(1)	Fidelity VIP Emerging Markets Portfolio(1)	T. Rowe Price Health Sciences Portfolio(1)
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund(1)	Fidelity VIP Mid Cap Portfolio(1)	Templeton Global Bond VIP Fund(1)
AZL MVP Fusion Balanced Fund(3)	Fidelity VIP Strategic Income Portfolio(1)
AZL MVP Fusion Conservative Fund(3)	Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio(4)

AZL MVP Fusion Moderate Fund(3)	Franklin Rising Dividends VIP Fund (1)
AZL MVP Global Balanced Index Strategy Fund(1)	Franklin U.S. Government Securities VIP Fund(1)
AZL MVP Growth Index Strategy Fund(1)	Invesco Oppenheimer V.I. International Growth Fund(1)
AZL MVP Moderate Index Strategy Fund(1)	Invesco V.I. American Value Fund(1)

1.Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022
2.Statement of operations and statement of changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023
3.Statement of operations and statement of changes in net assets for the period January 1, 2023 to March 10, 2023 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2022
4.Statement of changes in net assets for the period January 1, 2022 to June 10, 2022 (date of liquidation)
5.Statement of operations and statement of changes in net assets for the period January 1, 2023 to April 28, 2023 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2022

Basis for Opinions

These financial statements are the responsibility of Allianz Life Insurance Company of North America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota
April 8, 2024

We have served as the auditor of one or more of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America since 2019.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
Assets:
Investments at Net Asset Value	$324,659	$652,595	$24,786	$79,394	$1,056,954
Total Assets	324,659	652,595	24,786	79,394	1,056,954

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	81	—	—
Total Liabilities	—	—	81	—	—
Net Assets:	324,659	652,595	24,705	79,394	1,056,954

Net Assets:
Contracts in Accumulation Period	324,609	651,382	24,705	78,764	1,056,182
Contracts in Annuity Payment Period	50	1,213	—	630	772
Total Net Assets	$324,659	$652,595	$24,705	$79,394	$1,056,954

Investment Shares	22,735	54,292	2,524	9,329	76,204
Investments at Cost	$340,893	$726,080	$26,175	$89,965	$1,086,604

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2
Assets:
Investments at Net Asset Value	$15,282	$129,733	$454,197	$85,326	$338,955
Total Assets	15,282	129,733	454,197	85,326	338,955

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	15,282	129,733	454,197	85,326	338,955

Net Assets:
Contracts in Accumulation Period	15,172	129,710	452,925	84,993	338,229
Contracts in Annuity Payment Period	110	23	1,272	333	726
Total Net Assets	$15,282	$129,733	$454,197	$85,326	$338,955

Investment Shares	1,837	14,946	454,197	7,701	19,436
Investments at Cost	$17,554	$145,777	$454,197	$77,740	$293,640
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund	AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2
Assets:
Investments at Net Asset Value	$42,872	$283,553	$1,335,346	$40,784	$109,136
Total Assets	42,872	283,553	1,335,346	40,784	109,136

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	42,872	283,553	1,335,346	40,784	109,136

Net Assets:
Contracts in Accumulation Period	42,748	283,346	1,334,608	40,412	109,019
Contracts in Annuity Payment Period	124	207	738	372	117
Total Net Assets	$42,872	$283,553	$1,335,346	$40,784	$109,136

Investment Shares	1,988	13,350	107,689	4,661	7,180
Investments at Cost	$82,695	$267,261	$1,502,583	$44,223	$108,335

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund
Assets:
Investments at Net Asset Value	$716,630	$1,264,543	$292,785	$442,420	$1,716,258
Total Assets	716,630	1,264,543	292,785	442,420	1,716,258

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	5,974	619	—	—
Total Liabilities	—	5,974	619	—	—
Net Assets:	716,630	1,258,569	292,166	442,420	1,716,258

Net Assets:
Contracts in Accumulation Period	716,162	1,257,991	292,078	442,347	1,715,735
Contracts in Annuity Payment Period	468	578	88	73	523
Total Net Assets	$716,630	$1,258,569	$292,166	$442,420	$1,716,258

Investment Shares	58,405	113,514	23,940	42,995	122,590
Investments at Cost	$676,435	$1,140,819	$275,511	$480,737	$1,683,901
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2	AZL Russell 1000 Value Index Fund Class 1
Assets:
Investments at Net Asset Value	$329,036	$999,694	$58,701	$479,779	$161,258
Total Assets	329,036	999,694	58,701	479,779	161,258

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	329,036	999,694	58,701	479,779	161,258

Net Assets:
Contracts in Accumulation Period	329,036	999,694	58,479	478,910	160,369
Contracts in Annuity Payment Period	—	—	222	869	889
Total Net Assets	$329,036	$999,694	$58,701	$479,779	$161,258

Investment Shares	25,626	82,756	6,530	27,701	19,594
Investments at Cost	$337,842	$982,022	$63,086	$410,905	$181,247

	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund
Assets:
Investments at Net Asset Value	$464,516	$700,589	$34,606	$332,838	$502,283
Total Assets	464,516	700,589	34,606	332,838	502,283

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	464,516	700,589	34,606	332,838	502,283

Net Assets:
Contracts in Accumulation Period	463,762	699,732	34,476	332,305	501,839
Contracts in Annuity Payment Period	754	857	130	533	444
Total Net Assets	$464,516	$700,589	$34,606	$332,838	$502,283

Investment Shares	36,576	34,678	4,702	27,193	30,627
Investments at Cost	$466,236	$541,637	$41,111	$327,147	$511,426
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	BlackRock Equity Dividend V.I. Fund	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio
Assets:
Investments at Net Asset Value	$1,304	$842	$1,210	$32,598	$186
Total Assets	1,304	842	1,210	32,598	186

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,304	842	1,210	32,598	186

Net Assets:
Contracts in Accumulation Period	1,304	842	1,177	32,573	186
Contracts in Annuity Payment Period	—	—	33	25	—
Total Net Assets	$1,304	$842	$1,210	$32,598	$186

Investment Shares	123	51	42	2,496	13
Investments at Cost	$1,357	$1,234	$919	$30,798	$161

	Delaware Ivy VIP Asset Strategy Portfolio	Delaware Ivy VIP Energy Portfolio	Delaware Ivy VIP Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio	Delaware Ivy VIP Natural Resources Portfolio
Assets:
Investments at Net Asset Value	$992	$77	$531	$698	$86
Total Assets	992	77	531	698	86

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	992	77	531	698	86

Net Assets:
Contracts in Accumulation Period	992	77	531	698	86
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$992	$77	$531	$698	$86

Investment Shares	113	15	54	70	18
Investments at Cost	$1,183	$88	$561	$787	$77
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	Delaware Ivy VIP Science and Technology Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio
Assets:
Investments at Net Asset Value	$726	$1,221	$1,755	$540	$1,386
Total Assets	726	1,221	1,755	540	1,386

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	726	1,221	1,755	540	1,386

Net Assets:
Contracts in Accumulation Period	726	1,221	1,755	540	1,386
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$726	$1,221	$1,755	$540	$1,386

Investment Shares	32	141	166	16	134
Investments at Cost	$826	$1,286	$1,941	$532	$1,518

	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund	Invesco V.I. Balanced-Risk Allocation Fund
Assets:
Investments at Net Asset Value	$182,196	$108,328	$983	$343	$183
Total Assets	182,196	108,328	983	343	183

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	182,196	108,328	983	343	183

Net Assets:
Contracts in Accumulation Period	181,379	107,867	983	343	183
Contracts in Annuity Payment Period	817	461	—	—	—
Total Net Assets	$182,196	$108,328	$983	$343	$183

Investment Shares	6,620	10,404	459	25	22
Investments at Cost	$149,279	$127,324	$1,125	$372	$237
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	Invesco V.I. Global Strategic Income Fund	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	LVIP JPMorgan Core Bond Fund	MFS International Intrinsic Value Portfolio
Assets:
Investments at Net Asset Value	$1,261	$262	$4,845	$12,384	$1,638
Total Assets	1,261	262	4,845	12,384	1,638

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	1,261	262	4,845	12,384	1,638

Net Assets:
Contracts in Accumulation Period	1,257	262	4,845	12,384	1,638
Contracts in Annuity Payment Period	4	—	—	—	—
Total Net Assets	$1,261	$262	$4,845	$12,384	$1,638

Investment Shares	294	29	359	1,271	57
Investments at Cost	$1,451	$326	$4,368	$12,306	$1,406

	MFS VIT Total Return Bond Portfolio	MFS VIT Utilities Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
Assets:
Investments at Net Asset Value	$18,652	$187	$144,077	$27,558	$51,627
Total Assets	18,652	187	144,077	27,558	51,627

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	18,652	187	144,077	27,558	51,627

Net Assets:
Contracts in Accumulation Period	18,642	187	144,000	27,546	51,545
Contracts in Annuity Payment Period	10	—	77	12	82
Total Net Assets	$18,652	$187	$144,077	$27,558	$51,627

Investment Shares	1,626	6	16,485	5,151	4,894
Investments at Cost	$19,992	$206	$157,844	$43,613	$61,362
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio
Assets:
Investments at Net Asset Value	$81,343	$285,130	$2,452	$6,121	$158,429
Total Assets	81,343	285,130	2,452	6,121	158,429

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	81,343	285,130	2,452	6,121	158,429

Net Assets:
Contracts in Accumulation Period	81,232	284,858	2,452	6,121	158,339
Contracts in Annuity Payment Period	111	272	—	—	90
Total Net Assets	$81,343	$285,130	$2,452	$6,121	$158,429

Investment Shares	9,254	39,712	308	638	13,693
Investments at Cost	$87,859	$303,536	$2,994	$6,373	$177,644

	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio
Assets:
Investments at Net Asset Value	$173,035	$567,133	$3,704	$1,210	$619
Total Assets	173,035	567,133	3,704	1,210	619

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	—	—	—	—
Total Liabilities	—	—	—	—	—
Net Assets:	173,035	567,133	3,704	1,210	619

Net Assets:
Contracts in Accumulation Period	172,760	566,739	3,704	1,210	619
Contracts in Annuity Payment Period	275	394	—	—	—
Total Net Assets	$173,035	$567,133	$3,704	$1,210	$619

Investment Shares	24,680	61,779	85	44	12
Investments at Cost	$197,594	$663,299	$3,052	$1,232	$493
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2023
(In thousands)

	Templeton Global Bond VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$276,461	$15,623,821
Total Assets	276,461	15,623,821

Liabilities:
Accrued Mortality and Expense Risk and Administrative Charges	—	6,674
Total Liabilities	—	6.674
Net Assets:	276,461	15,617,147

Net Assets:
Contracts in Accumulation Period	276,198	15,601,106
Contracts in Annuity Payment Period	263	16,041
Total Net Assets	$276,461	$15,617,147

Investment Shares	21,501	1,678,388
Investments at Cost	$353,057	$15,805,396

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund
		(A)
Investment Income:
Dividends Reinvested in Fund Shares	$5,784	$74	$18,143	$407

Expenses:
Mortality and Expense Risk and Administrative Charges	6,271	31	12,072	373
Investment Income (Loss), Net	(487)	43	6,071	34
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	19,418	—	56,958	—
Realized Gains (Losses) on Sales of Investments, Net	(4,277)	(1,474)	(12,147)	(816)
Realized Gains (Losses) on Investments, Net	15,141	(1,474)	44,811	(816)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	18,878	1,354	17,399	1,569
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	34,019	(120)	62,210	753
Net Increase (Decrease) in Net Assets From Operations	$33,532	$(77)	$68,281	$787

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$2,353	$16,905	$952	$7,899

Expenses:
Mortality and Expense Risk and Administrative Charges	1,119	18,500	209	2,284
Investment Income (Loss), Net	1,234	(1,595)	743	5,615
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(2,100)	(19,833)	(431)	(4,093)
Realized Gains (Losses) on Investments, Net	(2,100)	(19,833)	(431)	(4,093)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10,219	139,359	495	3,964
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	8,119	119,526	64	(129)
Net Increase (Decrease) in Net Assets From Operations	$9,353	$117,931	$807	$5,486
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$413	$17,549	$3,496	$7,998

Expenses:
Mortality and Expense Risk and Administrative Charges	189	4,896	1,305	6,865
Investment Income (Loss), Net	224	12,653	2,191	1,133
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	30,608	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(23,824)	—	518	6,668
Realized Gains (Losses) on Investments, Net	6,784	—	518	6,668
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(5,204)	—	9,094	36,514
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,580	—	9,612	43,182
Net Increase (Decrease) in Net Assets From Operations	$1,804	$12,653	$11,803	$44,315

	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$710	$3,507	$2,015	$25,464

Expenses:
Mortality and Expense Risk and Administrative Charges	60	595	5,785	25,208
Investment Income (Loss), Net	650	2,912	(3,770)	256
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	11,385	9,191	97,033
Realized Gains (Losses) on Sales of Investments, Net	(5,251)	(3,870)	(608)	(33,286)
Realized Gains (Losses) on Investments, Net	(5,251)	7,515	8,583	63,747
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,549	(4,838)	30,652	94,401
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(702)	2,677	39,235	158,148
Net Increase (Decrease) in Net Assets From Operations	$(52)	$5,589	$35,465	$158,404
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund Class 1	AZL MSCI Global Equity Index Fund Class 2
	(A)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$491	$2,669	$1,047	$1,374

Expenses:
Mortality and Expense Risk and Administrative Charges	30	264	554	2,264
Investment Income (Loss), Net	461	2,405	493	(890)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,432	14,214	97	154
Realized Gains (Losses) on Sales of Investments, Net	(1,486)	(24,569)	(772)	(2,891)
Realized Gains (Losses) on Investments, Net	946	(10,355)	(675)	(2,737)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,100)	9,733	7,884	23,910
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(154)	(622)	7,209	21,173
Net Increase (Decrease) in Net Assets From Operations	$307	$1,783	$7,702	$20,283

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Balanced Fund
				(A)
Investment Income:
Dividends Reinvested in Fund Shares	$3,863	$1,893	$4,388	$19,694

Expenses:
Mortality and Expense Risk and Administrative Charges	10,577	17,630	4.233	1,900
Investment Income (Loss), Net	(6,714)	(15,737)	155	17,794
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	6,977	713	—	28,778
Realized Gains (Losses) on Sales of Investments, Net	(795)	5,248	335	(137,705)
Realized Gains (Losses) on Investments, Net	6,182	5,961	335	(108,927)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	68,237	131,237	29,032	99,814
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	74,419	137,198	29,367	(9,113)
Net Increase (Decrease) in Net Assets From Operations	$67,705	$121,461	$29,522	$8,681
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL MVP Fusion Conservative Fund	AZL MVP Fusion Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund
	(A)	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$5,184	$47,415	$17,835	$33,068

Expenses:
Mortality and Expense Risk and Administrative Charges	514	4,215	6,460	28,587
Investment Income (Loss), Net	4,670	43,200	11,375	4,481
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5,616	83,007	—	32,421
Realized Gains (Losses) on Sales of Investments, Net	(36,305)	(291,535)	(9,701)	(14,676)
Realized Gains (Losses) on Investments, Net	(30,689)	(208,528)	(9,701)	17,745
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,003	190,703	49,610	213,124
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(2,686)	(17,825)	39,909	230,869
Net Increase (Decrease) in Net Assets From Operations	$1,984	$25,375	$51,284	$235,350

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$6,313	$78,980	$767	$1,669

Expenses:
Mortality and Expense Risk and Administrative Charges	4,821	14,727	774	9,342
Investment Income (Loss), Net	1,492	64,253	(7)	(7,673)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	4,438	—	6,588	30,401
Realized Gains (Losses) on Sales of Investments, Net	(4,975)	(333)	(1,142)	4,417
Realized Gains (Losses) on Investments, Net	(537)	(333)	5,446	34,818
Net Change in Unrealized Appreciation
(Depreciation) on Investments	39,503	80,830	12,679	121,986
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	38,966	80,497	18,125	156,804
Net Increase (Decrease) in Net Assets From Operations	$40,458	$144,750	$18,118	$149,131
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$5,785	$9,399	$8,385	$690

Expenses:
Mortality and Expense Risk and Administrative Charges	2,412	9,518	13,558	621
Investment Income (Loss), Net	3,373	(119)	(5,173)	69
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	12,500	24,641	25,437	2,911
Realized Gains (Losses) on Sales of Investments, Net	(2,716)	(3,478)	24,786	(1,031)
Realized Gains (Losses) on Investments, Net	9,784	21,163	50,223	1,880
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,897	19,368	95,432	2,290
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	11,681	40,531	145,655	4,170
Net Increase (Decrease) in Net Assets From Operations	$15,054	$40,412	$140,482	$4,239

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	ClearBridge Variable Aggressive Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3,231	$6,591	$24	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	6,693	10,730	4	2
Investment Income (Loss), Net	(3,462)	(4,139)	20	(2)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	17,572	63,565	62	80
Realized Gains (Losses) on Sales of Investments, Net	(3,835)	(2,298)	(23)	(32)
Realized Gains (Losses) on Investments, Net	13,737	61,267	39	48
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,632	14,914	79	119
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	42,369	76,181	118	167
Net Increase (Decrease) in Net Assets From Operations	$38,907	$72,042	$138	$165
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio	Delaware Ivy VIP Asset Strategy Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$657	$4	$20

Expenses:
Mortality and Expense Risk and Administrative Charges	18	675	3	3
Investment Income (Loss), Net	(18)	(18)	1	17
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	49	1,321	—	—
Realized Gains (Losses) on Sales of Investments, Net	9	15	1	(7)
Realized Gains (Losses) on Investments, Net	58	1,336	1	(7)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	334	2,456	13	110
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	392	3,792	14	103
Net Increase (Decrease) in Net Assets From Operations	$374	$3,774	$15	$120

	Delaware Ivy VIP Energy Portfolio	Delaware Ivy VIP Growth Portfolio	Delaware Ivy VIP Mid Cap Growth Portfolio	Delaware Ivy VIP Natural Resources Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3	$—	$—	$2

Expenses:
Mortality and Expense Risk and Administrative Charges	—	1	2	—
Investment Income (Loss), Net	3	(1)	(2)	2
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	46	82	—
Realized Gains (Losses) on Sales of Investments, Net	(1)	(6)	(15)	1
Realized Gains (Losses) on Investments, Net	(1)	40	67	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2	108	56	(1)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1	148	123	—
Net Increase (Decrease) in Net Assets From Operations	$4	$147	$121	$2
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	Delaware Ivy VIP Science and Technology Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Mid Cap Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$96	$35	$2

Expenses:
Mortality and Expense Risk and Administrative Charges	2	3	5	2
Investment Income (Loss), Net	(2)	93	30	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	38	—	—	15
Realized Gains (Losses) on Sales of Investments, Net	(37)	(4)	(24)	(4)
Realized Gains (Losses) on Investments, Net	1	(4)	(24)	11
Net Change in Unrealized Appreciation
(Depreciation) on Investments	224	32	147	62
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	225	28	123	73
Net Increase (Decrease) in Net Assets From Operations	$223	$121	$153	$73

	Fidelity VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. International Growth Fund

Investment Income:
Dividends Reinvested in Fund Shares	$58	$1,835	$3,140	$3

Expenses:
Mortality and Expense Risk and Administrative Charges	4	3,181	2,003	3
Investment Income (Loss), Net	54	(1,346)	1,137	—
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	18,771	—	—
Realized Gains (Losses) on Sales of Investments, Net	(31)	4,575	(4,690)	(50)
Realized Gains (Losses) on Investments, Net	(31)	23,346	(4,690)	(50)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	94	(4,261)	6,379	238
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	63	19,085	1,689	188
Net Increase (Decrease) in Net Assets From Operations	$117	$17,739	$2,826	$188
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	Invesco V.I. American Value Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Global Strategic Income Fund	JPMorgan Insurance Trust Core Bond Portfolio
				(A)
Investment Income:
Dividends Reinvested in Fund Shares	$1	$—	$—	$259

Expenses:
Mortality and Expense Risk and Administrative Charges	1	1	24	62
Investment Income (Loss), Net	—	(1)	(24)	197
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	68	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(1)	(26)	(64)	(1,666)
Realized Gains (Losses) on Investments, Net	67	(26)	(64)	(1,666)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(22)	39	168	1,925
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	45	13	104	259
Net Increase (Decrease) in Net Assets From Operations	$45	$12	$80	$456

	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	LVIP JPMorgan Core Bond Fund	MFS International Intrinsic Value Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3	$—	$175	$8

Expenses:
Mortality and Expense Risk and Administrative Charges	1	10	124	5
Investment Income (Loss), Net	2	(10)	51	3
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	128
Realized Gains (Losses) on Sales of Investments, Net	—	1	(84)	39
Realized Gains (Losses) on Investments, Net	—	1	(84)	167
Net Change in Unrealized Appreciation
(Depreciation) on Investments	33	520	78	96
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	33	521	(6)	263
Net Increase (Decrease) in Net Assets From Operations	$35	$511	$45	$266
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	MFS VIT Total Return Bond Portfolio	MFS VIT Utilities Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$618	$6	$4,048	$4,840

Expenses:
Mortality and Expense Risk and Administrative Charges	300	1	2,326	650
Investment Income (Loss), Net	318	5	1,722	4,190
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	11	—	—
Realized Gains (Losses) on Sales of Investments, Net	(1,408)	1	(4,143)	(3,609)
Realized Gains (Losses) on Investments, Net	(1,408)	12	(4,143)	(3,609)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,072	(23)	20,551	(3,669)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	664	(11)	16,408	(7,278)
Net Increase (Decrease) in Net Assets From Operations	$982	$(6)	$18,130	$(3,088)

	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$2,946	$1,909	$17,071	$59

Expenses:
Mortality and Expense Risk and Administrative Charges	965	1,463	4,924	39
Investment Income (Loss), Net	1,981	446	12,147	20
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(2,721)	(2,669)	(9,698)	(583)
Realized Gains (Losses) on Investments, Net	(2,721)	(2,669)	(9,698)	(583)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,166	7,026	26,634	628
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,445	4,357	16,936	45
Net Increase (Decrease) in Net Assets From Operations	$4,426	$4,803	$29,083	$65
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$214	$5,048	$4,664	$21,064

Expenses:
Mortality and Expense Risk and Administrative Charges	18	2,921	3,441	10,131
Investment Income (Loss), Net	196	2,127	1,223	10,933
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(107)	(4,879)	(8,398)	(26,563)
Realized Gains (Losses) on Investments, Net	(107)	(4,879)	(8,398)	(26,563)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	172	5,717	38,319	38,529
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	65	838	29,921	11,966
Net Increase (Decrease) in Net Assets From Operations	$261	$2,965	$31,144	$22,899

	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$—	$24	$—	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	10	4	2	4,658
Investment Income (Loss), Net	(10)	20	(2)	(4,658)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	49	23	—
Realized Gains (Losses) on Sales of Investments, Net	22	(6)	63	(21,783)
Realized Gains (Losses) on Investments, Net	22	43	86	(21,783)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,270	52	(73)	29,176
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,292	95	13	7,393
Net Increase (Decrease) in Net Assets From Operations	$1,282	$115	$11	$2,735
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2023
(In thousands)

Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$443,236

Expenses:
Mortality and Expense Risk and Administrative Charges	274,178
Investment Income (Loss), Net	169,058
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	607,798
Realized Gains (Losses) on Sales of Investments, Net	(698,886)
Realized Gains (Losses) on Investments, Net	(91,088)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,806,698
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	1,715,610
Net Increase (Decrease) in Net Assets From Operations	$1,884,668

(A)	Fund terminated in 2023. See Footnote 1 for further details.
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Balanced Index Strategy Fund		AZL DFA Five-Year Global Fixed Income Fund
	2023	2022	2023 (A)	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(487)	$1,149	$43	$244
Realized Gains (Losses) on Investments, Net	15,141	23,037	(1,474)	(392)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	18,878	(92,246)	1,354	(843)
Net Increase (Decrease) in Net Assets From Operations	33,532	(68,060)	(77)	(991)
Contract Transactions-All Products
Purchase Payments	143	167	1	2
Transfers Between Funds or (to) from General Account	8,159	1,999	(8,995)	(54)
Surrenders and Terminations	(34,782)	(27,538)	(818)	(1,985)
Rescissions	—	(1)	—	—
Bonus (Recapture)	1	1	—	—
Contract Maintenance Charge	(63)	(64)	—	(2)
Rider charge	(2,400)	(2,489)	(10)	(75)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(28,942)	(27,925)	(9,822)	(2,114)
Increase (Decrease) in Net Assets	4,590	(95,985)	(9,899)	(3,105)
Net Assets at Beginning of Period	320,069	416,054	9,899	13,004
Net Assets at End of Period	$324,659	$320,069	$—	$9,899
Changes in Units
Issued	529	125	—	3
Redeemed	(2,193)	(1,733)	(1,146)	(230)
Net Increase (Decrease)	(1,664)	(1,608)	(1,146)	(227)

	AZL DFA Multi-Strategy Fund		AZL Enhanced Bond Index Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$6,071	$(5,291)	$34	$(7)
Realized Gains (Losses) on Investments, Net	44,811	63,025	(816)	(634)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,399	(166,013)	1,569	(2,853)
Net Increase (Decrease) in Net Assets From Operations	68,281	(108,279)	787	(3,494)
Contract Transactions-All Products
Purchase Payments	542	1,933	10	18
Transfers Between Funds or (to) from General Account	(2,910)	(16,759)	11,469	294
Surrenders and Terminations	(61,880)	(62,859)	(4,948)	(3,594)
Rescissions	—	—	—	—
Bonus (Recapture)	8	7	—	—
Contract Maintenance Charge	(124)	(125)	(4)	(3)
Rider charge	(8,885)	(9,184)	(280)	(277)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(73,249)	(86,987)	6,247	(3,562)
Increase (Decrease) in Net Assets	(4,968)	(195,266)	7,034	(7,056)
Net Assets at Beginning of Period	657,563	852,829	17,671	24,727
Net Assets at End of Period	$652,595	$657,563	$24.705	$17,671
Changes in Units
Issued	26	83	1,143	26
Redeemed	(3,588)	(4,408)	(504)	(349)
Net Increase (Decrease)	(3,562)	(4,325)	639	(323)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1		AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,234	$13	$(1,595)	$(9,411)
Realized Gains (Losses) on Investments, Net	(2,100)	7,603	(19,833)	63,096
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10,219	(23,478)	139,359	(265,964)
Net Increase (Decrease) in Net Assets From Operations	9,353	(15,862)	117,931	(212,279)
Contract Transactions-All Products
Purchase Payments	108	238	1,064	1,356
Transfers Between Funds or (to) from General Account	(417)	(935)	49,328	(20,508)
Surrenders and Terminations	(8,825)	(9,839)	(119,146)	(105,297)
Rescissions	—	—	(5)	(1)
Bonus (Recapture)	—	—	7	9
Contract Maintenance Charge	(24)	(26)	(259)	(262)
Rider charge	—	—	(13,186)	(13,308)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9,158)	(10,562)	(82,197)	(138,011)
Increase (Decrease) in Net Assets	195	(26,424)	35,734	(350,290)
Net Assets at Beginning of Period	79,199	105,623	1,021,220	1,371,510
Net Assets at End of Period	$79,394	$79,199	$1,056,954	$1,021,220
Changes in Units
Issued	12	26	3,072	79
Redeemed	(986)	(1,135)	(7,526)	(7,734)
Net Increase (Decrease)	(974)	(1,109)	(4,454)	(7,655)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1		AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$743	$229	$5,615	$715
Realized Gains (Losses) on Investments, Net	(431)	231	(4,093)	281
Net Change in Unrealized Appreciation
(Depreciation) on Investments	495	(3,138)	3,964	(22,167)
Net Increase (Decrease) in Net Assets From Operations	807	(2,678)	5,486	(21,171)
Contract Transactions-All Products
Purchase Payments	24	9	30	74
Transfers Between Funds or (to) from General Account	1,598	64	35,504	571
Surrenders and Terminations	(2,050)	(1,637)	(21,492)	(15,256)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(5)	(5)	(35)	(33)
Rider charge	—	—	(1,260)	(979)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(433)	(1,569)	12,747	(15,622)
Increase (Decrease) in Net Assets	374	(4,247)	18,233	(36,793)
Net Assets at Beginning of Period	14,908	19,155	111,500	148,293
Net Assets at End of Period	$15,282	$14,908	$129,733	$111,500
Changes in Units
Issued	174	16	3,550	66
Redeemed	(223)	(180)	(2,307)	(1,580)
Net Increase (Decrease)	(49)	(164)	1,243	(1,514)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Gateway Fund		AZL Government Money Market Fund
	2023 (A)	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$224	$(860)	$12,653	$(1,974)
Realized Gains (Losses) on Investments, Net	6,784	1,597	—	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(5,204)	(9,987)	—	—
Net Increase (Decrease) in Net Assets From Operations	1,804	(9,250)	12,653	(1,974)
Contract Transactions-All Products
Purchase Payments	4	36	4,236,180	1,588,485
Transfers Between Funds or (to) from General Account	(55,492)	1,616	(4,100,979)	(1,483,190)
Surrenders and Terminations	(871)	(5,379)	(149,957)	(118,300)
Rescissions	—	—	(7,083)	(25,910)
Bonus (Recapture)	—	1	10	(17)
Contract Maintenance Charge	(2)	(10)	(329)	(138)
Rider charge	(119)	(634)	(3,147)	(3,654)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(56,480)	(4,370)	(25,305)	(42,724)
Increase (Decrease) in Net Assets	(54,676)	(13,620)	(12,652)	(44,698)
Net Assets at Beginning of Period	54,676	68,296	466,849	511,547
Net Assets at End of Period	$—	$54,676	$454,197	$466,849
Changes in Units
Issued	—	121	315,878	125,349
Redeemed	(4,348)	(450)	(319,720)	(128,848)
Net Increase (Decrease)	(4,348)	(329)	(3,842)	(3,499)

	AZL International Index Fund Class 1		AZL International Index Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,191	$2,209	$1,133	$1,787
Realized Gains (Losses) on Investments, Net	518	3,070	6,668	10,907
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,094	(19,739)	36,514	(74,808)
Net Increase (Decrease) in Net Assets From Operations	11,803	(14,460)	44,315	(62,114)
Contract Transactions-All Products
Purchase Payments	226	40	366	450
Transfers Between Funds or (to) from General Account	9,543	(1,200)	58,607	(10,328)
Surrenders and Terminations	(7,798)	(6,203)	(41,114)	(35,804)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	2	—
Contract Maintenance Charge	(29)	(26)	(68)	(59)
Rider charge	—	—	(140)	(236)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1,942	(7,389)	17,653	(45,977)
Increase (Decrease) in Net Assets	13,745	(21,849)	61,968	(108,091)
Net Assets at Beginning of Period	71,581	93,430	276,987	385,078
Net Assets at End of Period	$85,326	$71,581	$338,955	$276,987
Changes in Units
Issued	946	18	4,744	168
Redeemed	(624)	(612)	(3,271)	(3,733)
Net Increase (Decrease)	322	(594)	1,473	(3,565)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MetWest Total Return Bond Fund		AZL Mid Cap Index Fund Class 1
	2023 (A)	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$650	$(99)	$2,912	$808
Realized Gains (Losses) on Investments, Net	(5,251)	(925)	7,515	25,274
Net Change in Unrealized Appreciation
(Depreciation) on Investments	4,549	(3,298)	(4,838)	(33,787)
Net Increase (Decrease) in Net Assets From Operations	(52)	(4,322)	5,589	(7,705)
Contract Transactions-All Products
Purchase Payments	—	2	36	128
Transfers Between Funds or (to) from General Account	(20,149)	59	(237)	(340)
Surrenders and Terminations	(304)	(3,450)	(3,735)	(4,473)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(1)	(4)	(11)	(12)
Rider charge	(60)	(302)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,514)	(3,695)	(3,947)	(4,697)
Increase (Decrease) in Net Assets	(20,566)	(8,017)	1,642	(12,402)
Net Assets at Beginning of Period	20,566	28,583	41,230	53,632
Net Assets at End of Period	$—	$20,566	$42,872	$41,230
Changes in Units
Issued	—	14	30	92
Redeemed	(2,217)	(384)	(342)	(359)
Net Increase (Decrease)	(2,217)	(370)	(312)	(267)

	AZL Mid Cap Index Fund Class 2		AZL Moderate Index Strategy Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3,770)	$(4,384)	$256	$4,297
Realized Gains (Losses) on Investments, Net	8,583	68,505	63,747	76,005
Net Change in Unrealized Appreciation
(Depreciation) on Investments	30,652	(124,388)	94,401	(378,059)
Net Increase (Decrease) in Net Assets From Operations	35,465	(60,267)	158,404	(297,757)
Contract Transactions-All Products
Purchase Payments	279	343	941	1,346
Transfers Between Funds or (to) from General Account	(2,240)	(19,989)	(19,746)	(21,101)
Surrenders and Terminations	(34,639)	(36,860)	(129,169)	(128,450)
Rescissions	—	(6)	(7)	(3)
Bonus (Recapture)	10	1	7	7
Contract Maintenance Charge	(51)	(58)	(310)	(316)
Rider charge	(186)	(382)	(17,484)	(17,931)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(36,827)	(56,951)	(165,768)	(166,448)
Increase (Decrease) in Net Assets	(1,362)	(117,218)	(7,364)	(464,205)
Net Assets at Beginning of Period	284,915	402,133	1,342,710	1,806,915
Net Assets at End of Period	$283,553	$284,915	$1,335,346	$1,342,710
Changes in Units
Issued	15	8	48	62
Redeemed	(1,378)	(2,153)	(7,331)	(7,398)
Net Increase (Decrease)	(1,363)	(2,145)	(7,283)	(7,336)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MSCI Emerging Markets Equity Index Class 1		AZL MSCI Emerging Markets Equity Index Class 2
	2023 (A)	2022	2023 (A)	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$461	$31	$2,405	$(558)
Realized Gains (Losses) on Investments, Net	946	462	(10,355)	219
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(1,100)	(3,502)	9,733	(18,647)
Net Increase (Decrease) in Net Assets From Operations	307	(3,009)	1,783	(18,986)
Contract Transactions-All Products
Purchase Payments	5	54	3	26
Transfers Between Funds or (to) from General Account	(10,358)	(14)	(62,104)	958
Surrenders and Terminations	(349)	(855)	(1,624)	(7,489)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(1)	(6)	(3)	(16)
Rider charge	—	—	(6)	(29)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,703)	(821)	(63,734)	(6,550)
Increase (Decrease) in Net Assets	(10,396)	(3,830)	(61,951)	(25,536)
Net Assets at Beginning of Period	10,396	14,226	61,951	87,487
Net Assets at End of Period	$—	$10,396	$—	$61,951
Changes in Units
Issued	4	63	—	132
Redeemed	(1,217)	(114)	(6,466)	(723)
Net Increase (Decrease)	(1,213)	(51)	(6,466)	(591)

	AZL MSCI Global Equity Index Fund Class 1		AZL MSCI Global Equity Index Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$493	$149	$(890)	$(1,225)
Realized Gains (Losses) on Investments, Net	(675)	3,883	(2,737)	3,500
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,884	(13,463)	23,910	(33,331)
Net Increase (Decrease) in Net Assets From Operations	7,702	(9,431)	20,283	(31,056)
Contract Transactions-All Products
Purchase Payments	91	183	10	105
Transfers Between Funds or (to) from General Account	(430)	(146)	(766)	(6,900)
Surrenders and Terminations	(3,354)	(4,003)	(17,555)	(14,933)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(14)	(15)	(32)	(35)
Rider charge	—	—	(54)	(104)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,707)	(3,981)	(18,397)	(21,867)
Increase (Decrease) in Net Assets	3,995	(13,412)	1,886	(52,923)
Net Assets at Beginning of Period	36,789	50,201	107,250	160,173
Net Assets at End of Period	$40,784	$36,789	$109,136	$107,250
Changes in Units
Issued	10	20	1	8
Redeemed	(384)	(433)	(924)	(1,128)
Net Increase (Decrease)	(374)	(413)	(923)	(1,120)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MVP Balanced Index Strategy Fund		AZL MVP DFA Multi-Strategy Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(6,714)	$1,639	$(15,737)	$(366)
Realized Gains (Losses) on Investments, Net	6,182	13,836	5,961	5,316
Net Change in Unrealized Appreciation
(Depreciation) on Investments	68,237	(59,571)	131,237	(16,466)
Net Increase (Decrease) in Net Assets From Operations	67,705	(44,096)	121,461	(11,516)
Contract Transactions-All Products
Purchase Payments	1,255	1,541	1,590	193
Transfers Between Funds or (to) from General Account	527,182	(4,802)	1,194,536	(851)
Surrenders and Terminations	(79,205)	(22,848)	(113,283)	(6,100)
Rescissions	(4)	(8)	(23)	(2)
Bonus (Recapture)	2	3	18	2
Contract Maintenance Charge	(167)	(50)	(268)	(12)
Rider charge	(8,246)	(3,381)	(15,844)	(1,293)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	440,817	(29,545)	1,066,726	(8,063)
Increase (Decrease) in Net Assets	508,522	(73,641)	1,188,187	(19,579)
Net Assets at Beginning of Period	208,108	281,749	70,382	89,961
Net Assets at End of Period	$716,630	$208,108	$1,258,569	$70,382
Changes in Units
Issued	37,526	91	102,562	15
Redeemed	(5,900)	(2,037)	(10,761)	(683)
Net Increase (Decrease)	31,626	(1,946)	91,801	(668)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		AZL MVP Fusion Balanced Fund
	2023	2022	2023 (A)	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$155	$(1,343)	$17,794	$3,758
Realized Gains (Losses) on Investments, Net	335	8,132	(108,927)	13,990
Net Change in Unrealized Appreciation
(Depreciation) on Investments	29,032	(37,446)	99,814	(131,791)
Net Increase (Decrease) in Net Assets From Operations	29,522	(30,657)	8,681	(114,043)
Contract Transactions-All Products
Purchase Payments	315	314	15	1,027
Transfers Between Funds or (to) from General Account	154,616	(2,723)	(522,444)	(8,202)
Surrenders and Terminations	(46,021)	(17,747)	(14,148)	(56,700)
Rescissions	(5)	(2)	(1)	(7)
Bonus (Recapture)	1	4	(5)	3
Contract Maintenance Charge	(69)	(38)	(33)	(159)
Rider charge	(4,356)	(2,737)	(1,274)	(6,707)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	104,481	(22,929)	(537,890)	(70,745)
Increase (Decrease) in Net Assets	134,003	(53,586)	(529,209)	(184,788)
Net Assets at Beginning of Period	158,163	211,749	529,209	713,997
Net Assets at End of Period	$292,166	$158,163	$—	$529,209
Changes in Units
Issued	13,160	22	4	66
Redeemed	(3,934)	(1,630)	(35,987)	(4,578)
Net Increase (Decrease)	9,226	(1,608)	(35,983)	(4,512)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MVP Fusion Conservative Fund		AZL MVP Fusion Moderate Fund
	2023 (A)	2022	2023 (A)	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4,670	$1,919	$43,200	$6,674
Realized Gains (Losses) on Investments, Net	(30,689)	3,059	(208,528)	49,539
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,003	(35,965)	190,703	(325,839)
Net Increase (Decrease) in Net Assets From Operations	1,984	(30,987)	25,375	(269,626)
Contract Transactions-All Products
Purchase Payments	62	525	420	2,228
Transfers Between Funds or (to) from General Account	(152,905)	2,190	(1,201,553)	(26,710)
Surrenders and Terminations	(3,513)	(20,566)	(29,351)	(120,149)
Rescissions	—	(13)	—	(6)
Bonus (Recapture)	1	17	—	27
Contract Maintenance Charge	(8)	(43)	(71)	(339)
Rider charge	(468)	(2,483)	(3,609)	(18,889)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(156,831)	(20,373)	(1,234,164)	(163,838)
Increase (Decrease) in Net Assets	(154,847)	(51,360)	(1,208,789)	(433,464)
Net Assets at Beginning of Period	154,847	206,207	1,208,789	1,642,253
Net Assets at End of Period	$—	$154,847	$—	$1,208,789
Changes in Units
Issued	4	215	26	138
Redeemed	(11,401)	(1,614)	(80,264)	(10,414)
Net Increase (Decrease)	(11,397)	(1,399)	(80,238)	(10,276)

	AZL MVP Global Balanced Index Strategy Fund		AZL MVP Growth Index Strategy Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11,375	$7,023	$4,481	$311
Realized Gains (Losses) on Investments, Net	(9,701)	20,098	17,745	166,975
Net Change in Unrealized Appreciation
(Depreciation) on Investments	49,610	(129,220)	213,124	(536,974)
Net Increase (Decrease) in Net Assets From Operations	51,284	(102,099)	235,350	(369,688)
Contract Transactions-All Products
Purchase Payments	608	923	4,881	5,419
Transfers Between Funds or (to) from General Account	(5,347)	(1,544)	2,938	(29,970)
Surrenders and Terminations	(48,956)	(41,361)	(215,624)	(165,798)
Rescissions	(3)	(10)	(34)	(16)
Bonus (Recapture)	4	9	18	28
Contract Maintenance Charge	(101)	(105)	(317)	(328)
Rider charge	(8,127)	(8,466)	(20,800)	(21,738)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(61,922)	(50,554)	(228,938)	(212,403)
Increase (Decrease) in Net Assets	(10,638)	(152,653)	6,412	(582,091)
Net Assets at Beginning of Period	453,058	605,711	1,709,846	2,291,937
Net Assets at End of Period	$442,420	$453,058	$1,716,258	$1,709,846
Changes in Units
Issued	44	69	512	289
Redeemed	(4,619)	(3,796)	(13,014)	(12,252)
Net Increase (Decrease)	(4,575)	(3,727)	(12,502)	(11,963)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL MVP Moderate Index Strategy Fund		AZL MVP T. Rowe Price Capital Appreciation Plus Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,492	$1,929	$64,253	$63,816
Realized Gains (Losses) on Investments, Net	(537)	30,862	(333)	73,022
Net Change in Unrealized Appreciation
(Depreciation) on Investments	39,503	(107,005)	80,830	(323,680)
Net Increase (Decrease) in Net Assets From Operations	40,458	(74,214)	144,750	(186,842)
Contract Transactions-All Products
Purchase Payments	437	933	2,443	2,318
Transfers Between Funds or (to) from General Account	(2,353)	(671)	(8,317)	6,089
Surrenders and Terminations	(44,955)	(37,563)	(118,415)	(86,013)
Rescissions	(1)	(4)	(5)	(13)
Bonus (Recapture)	4	12	12	12
Contract Maintenance Charge	(66)	(69)	(147)	(150)
Rider charge	(5,572)	(5,979)	(18,045)	(18,420)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(52,506)	(43,341)	(142,474)	(96,177)
Increase (Decrease) in Net Assets	(12,048)	(117,555)	2,276	(283,019)
Net Assets at Beginning of Period	341,084	458,639	997,418	1,280,437
Net Assets at End of Period	$329,036	$341,084	$999,694	$997,418
Changes in Units
Issued	24	54	142	500
Redeemed	(3,052)	(2,579)	(8,309)	(6,130)
Net Increase (Decrease)	(3,028)	(2,525)	(8,167)	(5,630)

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(7)	$(473)	$(7,673)	$(9,869)
Realized Gains (Losses) on Investments, Net	5,446	16,153	34,818	103,822
Net Change in Unrealized Appreciation
(Depreciation) on Investments	12,679	(37,806)	121,986	(296,341)
Net Increase (Decrease) in Net Assets From Operations	18,118	(22,126)	149,131	(202,388)
Contract Transactions-All Products
Purchase Payments	106	351	362	427
Transfers Between Funds or (to) from General Account	(343)	(172)	(18,938)	(16,170)
Surrenders and Terminations	(5,958)	(6,131)	(53,544)	(59,372)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	10	2
Contract Maintenance Charge	(11)	(12)	(77)	(83)
Rider charge	—	—	(199)	(356)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,206)	(5,964)	(72,386)	(75,552)
Increase (Decrease) in Net Assets	11,912	(28,090)	76,745	(277,940)
Net Assets at Beginning of Period	46,789	74,879	403,034	680,974
Net Assets at End of Period	$58,701	$46,789	$479,779	$403,034
Changes in Units
Issued	58	174	21	29
Redeemed	(415)	(394)	(1,912)	(1,978)
Net Increase (Decrease)	(357)	(220)	(1,891)	(1,949)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,373	$1,034	$(119)	$(4,513)
Realized Gains (Losses) on Investments, Net	9,784	23,273	21,163	55,981
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,897	(42,663)	19,368	(114,761)
Net Increase (Decrease) in Net Assets From Operations	15,054	(18,356)	40,412	(63,293)
Contract Transactions-All Products
Purchase Payments	249	349	363	526
Transfers Between Funds or (to) from General Account	(1,350)	(1,488)	3,262	(34,712)
Surrenders and Terminations	(16,726)	(17,981)	(61,647)	(61,298)
Rescissions	—	—	—	(13)
Bonus (Recapture)	—	—	4	1
Contract Maintenance Charge	(41)	(45)	(105)	(117)
Rider charge	—	—	(173)	(340)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(17,868)	(19,165)	(58,296)	(95,953)
Increase (Decrease) in Net Assets	(2,814)	(37,521)	(17,884)	(159,246)
Net Assets at Beginning of Period	164,072	201,593	482,400	641,646
Net Assets at End of Period	$161,258	$164,072	$464,516	$482,400
Changes in Units
Issued	194	252	295	93
Redeemed	(1,558)	(1,703)	(2,773)	(4,248)
Net Increase (Decrease)	(1,364)	(1,451)	(2,478)	(4,155)

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(5,173)	$(7,177)	$69	$(125)
Realized Gains (Losses) on Investments, Net	50,223	129,636	1,880	8,274
Net Change in Unrealized Appreciation
(Depreciation) on Investments	95,432	(307,666)	2,290	(16,110)
Net Increase (Decrease) in Net Assets From Operations	140,482	(185,207)	4,239	(7,961)
Contract Transactions-All Products
Purchase Payments	298	1,544	7	25
Transfers Between Funds or (to) from General Account	(5,837)	(41,944)	(123)	(349)
Surrenders and Terminations	(85,134)	(81,552)	(3,301)	(3,164)
Rescissions	—	—	—	—
Bonus (Recapture)	2	21	—	—
Contract Maintenance Charge	(119)	(129)	(7)	(8)
Rider charge	(269)	(544)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(91,059)	(122,604)	(3,424)	(3,496)
Increase (Decrease) in Net Assets	49,423	(307,811)	815	(11,457)
Net Assets at Beginning of Period	651,166	958,977	33,791	45,248
Net Assets at End of Period	$700,589	$651,166	$34,606	$33,791
Changes in Units
Issued	31	38	6	19
Redeemed	(3,479)	(4,679)	(231)	(258)
Net Increase (Decrease)	(3,448)	(4,641)	(225)	(239)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3,462)	$(4,908)	$(4,139)	$(7,931)
Realized Gains (Losses) on Investments, Net	13,737	64,890	61,267	81,639
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,632	(141,937)	14,914	(160,768)
Net Increase (Decrease) in Net Assets From Operations	38,907	(81,955)	72,042	(87,060)
Contract Transactions-All Products
Purchase Payments	283	144	324	411
Transfers Between Funds or (to) from General Account	4,409	(12,759)	7,462	(23,962)
Surrenders and Terminations	(35,866)	(39,026)	(56,327)	(52,199)
Rescissions	—	—	—	—
Bonus (Recapture)	3	1	2	1
Contract Maintenance Charge	(57)	(63)	(79)	(81)
Rider charge	(93)	(112)	(84)	(180)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(31,321)	(51,815)	(48,702)	(76,010)
Increase (Decrease) in Net Assets	7,586	(133,770)	23,340	(163,070)
Net Assets at Beginning of Period	325,252	459,022	478,943	642,013
Net Assets at End of Period	$332,838	$325,252	$502,283	$478,943
Changes in Units
Issued	264	8	438	89
Redeemed	(1,579)	(2,146)	(2,168)	(2,918)
Net Increase (Decrease)	(1,315)	(2,138)	(1,730)	(2,829)

	BlackRock Equity Dividend V.I. Fund		ClearBridge Variable Aggressive Growth Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$20	$16	$(2)	$(2)
Realized Gains (Losses) on Investments, Net	39	163	48	86
Net Change in Unrealized Appreciation
(Depreciation) on Investments	79	(238)	119	(350)
Net Increase (Decrease) in Net Assets From Operations	138	(59)	165	(266)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	11	56	(23)	11
Surrenders and Terminations	(204)	(18)	(28)	(72)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(193)	38	(51)	(61)
Increase (Decrease) in Net Assets	(55)	(21)	114	(327)
Net Assets at Beginning of Period	1,359	1,380	728	1,055
Net Assets at End of Period	$1,304	$1,359	$842	$728
Changes in Units
Issued	—	2	—	—
Redeemed	(7)	(1)	(2)	(2)
Net Increase (Decrease)	(7)	1	(2)	(2)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund		Davis VA Financial Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(18)	$(19)	$(18)	$(147)
Realized Gains (Losses) on Investments, Net	58	281	1,336	1,452
Net Change in Unrealized Appreciation
(Depreciation) on Investments	334	(736)	2,456	(5,549)
Net Increase (Decrease) in Net Assets From Operations	374	(474)	3,774	(4,244)
Contract Transactions-All Products
Purchase Payments	—	4	19	—
Transfers Between Funds or (to) from General Account	—	—	288	(1,654)
Surrenders and Terminations	(70)	(112)	(3,378)	(3,355)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(6)	(6)
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(70)	(108)	(3,077)	(5,015)
Increase (Decrease) in Net Assets	304	(582)	697	(9,259)
Net Assets at Beginning of Period	906	1,488	31,901	41,160
Net Assets at End of Period	$1,210	$906	$32,598	$31,901
Changes in Units
Issued	—	—	15	—
Redeemed	(1)	(3)	(128)	(183)
Net Increase (Decrease)	(1)	(3)	(113)	(183)

	Davis VA Real Estate Portfolio		Delaware Ivy VIP Asset Strategy Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$1	$17	$12
Realized Gains (Losses) on Investments, Net	1	14	(7)	70
Net Change in Unrealized Appreciation
(Depreciation) on Investments	13	(89)	110	(243)
Net Increase (Decrease) in Net Assets From Operations	15	(74)	120	(161)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	—
Surrenders and Terminations	(13)	(12)	(26)	(14)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(13)	(12)	(26)	(14)
Increase (Decrease) in Net Assets	2	(86)	94	(175)
Net Assets at Beginning of Period	184	270	898	1,073
Net Assets at End of Period	$186	$184	$992	$898
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Delaware Ivy VIP Energy Portfolio		Delaware Ivy VIP Growth Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3	$2	$(1)	$(2)
Realized Gains (Losses) on Investments, Net	(1)	(1)	40	117
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2	25	108	(292)
Net Increase (Decrease) in Net Assets From Operations	4	26	147	(177)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	(1)	36
Surrenders and Terminations	(4)	—	(13)	(55)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(4)	—	(14)	(19)
Increase (Decrease) in Net Assets	—	26	133	(196)
Net Assets at Beginning of Period	77	51	398	594
Net Assets at End of Period	$77	$77	$531	$398
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—

	Delaware Ivy VIP Mid Cap Growth Portfolio		Delaware Ivy VIP Natural Resources Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2)	$(2)	$2	$1
Realized Gains (Losses) on Investments, Net	67	143	1	3
Net Change in Unrealized Appreciation
(Depreciation) on Investments	56	(442)	(1)	10
Net Increase (Decrease) in Net Assets From Operations	121	(301)	2	14
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	18	6	(8)
Surrenders and Terminations	(57)	(51)	(8)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(57)	(33)	(2)	(8)
Increase (Decrease) in Net Assets	64	(334)	—	6
Net Assets at Beginning of Period	634	968	86	80
Net Assets at End of Period	$698	$634	$86	$86
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(1)	—	(1)
Net Increase (Decrease)	(1)	(1)	—	(1)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Delaware Ivy VIP Science and Technology Portfolio		Eaton Vance VT Floating-Rate Income Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2)	$(2)	$93	$50
Realized Gains (Losses) on Investments, Net	1	60	(4)	(6)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	224	(380)	32	(83)
Net Increase (Decrease) in Net Assets From Operations	223	(322)	121	(39)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(3)	(16)	(3)	29
Surrenders and Terminations	(117)	(59)	(33)	(13)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(120)	(75)	(36)	16
Increase (Decrease) in Net Assets	103	(397)	85	(23)
Net Assets at Beginning of Period	623	1,020	1,136	1,159
Net Assets at End of Period	$726	$623	$1,221	$1,136
Changes in Units
Issued	—	—	—	1
Redeemed	(1)	—	(2)	—
Net Increase (Decrease)	(1)	—	(2)	1

	Fidelity VIP Emerging Markets Portfolio		Fidelity VIP Mid Cap Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$30	$23	$—	$—
Realized Gains (Losses) on Investments, Net	(24)	(13)	11	36
Net Change in Unrealized Appreciation
(Depreciation) on Investments	147	(472)	62	(139)
Net Increase (Decrease) in Net Assets From Operations	153	(462)	73	(103)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(44)	54	(5)	92
Surrenders and Terminations	(86)	(59)	(90)	(37)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(130)	(5)	(95)	55
Increase (Decrease) in Net Assets	23	(467)	(22)	(48)
Net Assets at Beginning of Period	1,732	2,199	562	610
Net Assets at End of Period	$1,755	$1,732	$540	$562
Changes in Units
Issued	—	3	—	1
Redeemed	(9)	(4)	(1)	—
Net Increase (Decrease)	(9)	(1)	(1)	1
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Fidelity VIP Strategic Income Portfolio		Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio
	2023	2022	2023	2022 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$54	$47	$—	$—
Realized Gains (Losses) on Investments, Net	(31)	(42)	—	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	94	(245)	—	(6)
Net Increase (Decrease) in Net Assets From Operations	117	(240)	—	(9)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(19)	(217)	—	(58)
Surrenders and Terminations	(164)	(108)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(183)	(325)	—	(58)
Increase (Decrease) in Net Assets	(66)	(565)	—	(67)
Net Assets at Beginning of Period	1,452	2,017	—	67
Net Assets at End of Period	$1,386	$1,452	$—	$—
Changes in Units
Issued	—	—	—	—
Redeemed	(8)	(15)	—	(4)
Net Increase (Decrease)	(8)	(15)	—	(4)

	Franklin Rising Dividends VIP Fund		Franklin U.S. Government Securities VIP Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1,346)	$(1,626)	$1,137	$879
Realized Gains (Losses) on Investments, Net	23,346	31,787	(4,690)	(4,833)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(4,261)	(59,324)	6,379	(12,813)
Net Increase (Decrease) in Net Assets From Operations	17,739	(29,163)	2,826	(16,767)
Contract Transactions-All Products
Purchase Payments	207	378	86	300
Transfers Between Funds or (to) from General Account	270	(6,028)	3,581	(2,076)
Surrenders and Terminations	(22,184)	(19,480)	(16,905)	(18,783)
Rescissions	—	—	—	(2)
Bonus (Recapture)	—	—	1	—
Contract Maintenance Charge	(36)	(39)	(46)	(51)
Rider charge	—	—	(782)	(863)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(21,743)	(25,169)	(14,065)	(21,475)
Increase (Decrease) in Net Assets	(4,004)	(54,332)	(11,239)	(38,242)
Net Assets at Beginning of Period	186,200	240,532	119,567	157,809
Net Assets at End of Period	$182,196	$186,200	$108,328	$119,567
Changes in Units
Issued	44	95	152	53
Redeemed	(295)	(349)	(765)	(885)
Net Increase (Decrease)	(251)	(254)	(613)	(832)

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Invesco Oppenheimer V.I. International Growth Fund		Invesco V.I. American Value Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$(3)	$—	$—
Realized Gains (Losses) on Investments, Net	(50)	171	67	69
Net Change in Unrealized Appreciation
(Depreciation) on Investments	238	(567)	(22)	(79)
Net Increase (Decrease) in Net Assets From Operations	188	(399)	45	(10)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(11)	(23)	—	(8)
Surrenders and Terminations	(192)	(57)	(24)	(36)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(203)	(80)	(24)	(44)
Increase (Decrease) in Net Assets	(15)	(479)	21	(54)
Net Assets at Beginning of Period	998	1,477	322	376
Net Assets at End of Period	$983	$998	$343	$322
Changes in Units
Issued	—	—	—	—
Redeemed	(7)	(3)	—	(1)
Net Increase (Decrease)	(7)	(3)	—	(1)

	Invesco V.I. Balanced-Risk Allocation Fund		Invesco V.I. Global Strategic Income Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1)	$20	$(24)	$(27)
Realized Gains (Losses) on Investments, Net	(26)	(2)	(64)	(117)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	39	(65)	168	(94)
Net Increase (Decrease) in Net Assets From Operations	12	(47)	80	(238)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	4	(5)	66	(97)
Surrenders and Terminations	(81)	(96)	(205)	(183)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(1)	(1)
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(77)	(101)	(140)	(281)
Increase (Decrease) in Net Assets	(65)	(148)	(60)	(519)
Net Assets at Beginning of Period	248	396	1,321	1,840
Net Assets at End of Period	$183	$248	$1,261	$1,321
Changes in Units
Issued	—	—	2	—
Redeemed	(3)	(4)	(8)	(13)
Net Increase (Decrease)	(3)	(4)	(6)	(13)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	JPMorgan Insurance Trust Core Bond Portfolio		Lazard Retirement International Equity Portfolio
	2023 (A)	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$197	$53	$2	$7
Realized Gains (Losses) on Investments, Net	(1,666)	(346)	—	23
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,925	(2,078)	33	(72)
Net Increase (Decrease) in Net Assets From Operations	456	(2,371)	35	(42)
Contract Transactions-All Products
Purchase Payments	3	2	—	—
Transfers Between Funds or (to) from General Account	(4,569)	1,658	4	—
Surrenders and Terminations	(9,254)	(3,880)	—	(8)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(1)	(3)	—	—
Rider charge	(52)	(180)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(13,873)	(2,403)	4	(8)
Increase (Decrease) in Net Assets	(13,417)	(4,774)	39	(50)
Net Assets at Beginning of Period	13,417	18,191	223	273
Net Assets at End of Period	$—	$13,417	$262	$223
Changes in Units
Issued	—	128	—	—
Redeemed	(1,109)	(307)	—	(1)
Net Increase (Decrease)	(1,109)	(179)	—	(1)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio		LVIP JPMorgan Core Bond Fund
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(10)	$(1)	$51	$—
Realized Gains (Losses) on Investments, Net	1	81	(84)	—
Net Change in Unrealized Appreciation
(Depreciation) on Investments	520	(135)	78	—
Net Increase (Decrease) in Net Assets From Operations	511	(55)	45	—
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	4,088	(1)	14,901	—
Surrenders and Terminations	(43)	(4)	(2,445)	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(2)	—
Rider charge	—	—	(115)	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	4,045	(5)	12,339	—
Increase (Decrease) in Net Assets	4,556	(60)	12,384	—
Net Assets at Beginning of Period	289	349	—	—
Net Assets at End of Period	$4,845	$289	$12,384	$—
Changes in Units
Issued	73	—	1,190	—
Redeemed	(1)	—	(211)	—
Net Increase (Decrease)	72	—	979	—
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	MFS International Intrinsic Value Portfolio		MFS VIT Total Return Bond Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3	$4	$318	$220
Realized Gains (Losses) on Investments, Net	167	172	(1,408)	(521)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	96	(716)	2,072	(3,750)
Net Increase (Decrease) in Net Assets From Operations	266	(540)	982	(4,051)
Contract Transactions-All Products
Purchase Payments	—	—	7	9
Transfers Between Funds or (to) from General Account	(11)	55	997	2,141
Surrenders and Terminations	(287)	(308)	(4,845)	(6,776)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(4)	(4)
Rider charge	—	—	(285)	(269)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(298)	(253)	(4,130)	(4,899)
Increase (Decrease) in Net Assets	(32)	(793)	(3,148)	(8,950)
Net Assets at Beginning of Period	1,670	2,463	21,800	30,750
Net Assets at End of Period	$1,638	$1,670	$18,652	$21,800
Changes in Units
Issued	—	2	51	132
Redeemed	(13)	(12)	(308)	(382)
Net Increase (Decrease)	(13)	(10)	(257)	(250)

	MFS VIT Utilities Portfolio		PIMCO VIT Balanced Allocation Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5	$2	$1,722	$(1,032)
Realized Gains (Losses) on Investments, Net	12	5	(4,143)	13,201
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(23)	(8)	20,551	(45,851)
Net Increase (Decrease) in Net Assets From Operations	(6)	(1)	18,130	(33,682)
Contract Transactions-All Products
Purchase Payments	—	—	126	146
Transfers Between Funds or (to) from General Account	76	50	(3,024)	(245)
Surrenders and Terminations	(25)	—	(16,021)	(14,436)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	(1)	2
Contract Maintenance Charge	—	—	(41)	(43)
Rider charge	—	—	(2,708)	(2,812)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	51	50	(21,669)	(17,388)
Increase (Decrease) in Net Assets	45	49	(3,539)	(51,070)
Net Assets at Beginning of Period	142	93	147,616	198,686
Net Assets at End of Period	$187	$142	$144,077	$147,616
Changes in Units
Issued	2	1	8	12
Redeemed	(1)	—	(1,754)	(1,422)
Net Increase (Decrease)	1	1	(1,746)	(1,410)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	PIMCO VIT CommodityRealReturn Strategy Portfolio		PIMCO VIT Emerging Markets Bond Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4,190	$7,398	$1,981	$1,752
Realized Gains (Losses) on Investments, Net	(3,609)	(170)	(2,721)	(2,496)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(3,669)	(3,255)	5,166	(11,579)
Net Increase (Decrease) in Net Assets From Operations	(3,088)	3,973	4,426	(12,323)
Contract Transactions-All Products
Purchase Payments	43	27	15	25
Transfers Between Funds or (to) from General Account	2,538	(7,343)	(930)	2,123
Surrenders and Terminations	(3,672)	(4,298)	(5,877)	(7,172)
Rescissions	—	—	(2)	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(9)	(10)	(19)	(19)
Rider charge	(18)	(22)	(588)	(619)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,118)	(11,646)	(7,401)	(5,662)
Increase (Decrease) in Net Assets	(4,206)	(7,673)	(2,975)	(17,985)
Net Assets at Beginning of Period	31,764	39,437	54,602	72,587
Net Assets at End of Period	$27,558	$31,764	$51,627	$54,602
Changes in Units
Issued	518	4	1	127
Redeemed	(541)	(1,361)	(454)	(465)
Net Increase (Decrease)	(23)	(1,357)	(453)	(338)

	PIMCO VIT Global Core Bond (Hedged) Portfolio		PIMCO VIT High Yield Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$446	$(151)	$12,147	$12,021
Realized Gains (Losses) on Investments, Net	(2,669)	(1,427)	(9,698)	(7,341)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,026	(12,592)	26,634	(52,305)
Net Increase (Decrease) in Net Assets From Operations	4,803	(14,170)	29,083	(47,625)
Contract Transactions-All Products
Purchase Payments	77	116	118	398
Transfers Between Funds or (to) from General Account	5,080	1,019	6,769	8,001
Surrenders and Terminations	(13,466)	(13,971)	(64,394)	(59,556)
Rescissions	—	—	(3)	(36)
Bonus (Recapture)	1	2	—	3
Contract Maintenance Charge	(28)	(30)	(87)	(95)
Rider charge	(928)	(1,025)	(3,594)	(4,097)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(9,264)	(13,889)	(61,191)	(55,382)
Increase (Decrease) in Net Assets	(4,461)	(28,059)	(32,108)	(103,007)
Net Assets at Beginning of Period	85,804	113,863	317,238	420,245
Net Assets at End of Period	$81,343	$85,804	$285,130	$317,238
Changes in Units
Issued	576	110	300	329
Redeemed	(1,585)	(1,588)	(2,884)	(2,705)
Net Increase (Decrease)	(1,009)	(1,478)	(2,584)	(2,376)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	PIMCO VIT Long-Term U.S. Government Portfolio		PIMCO VIT Low Duration Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$20	$18	$196	$84
Realized Gains (Losses) on Investments, Net	(583)	(788)	(107)	(80)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	628	(385)	172	(378)
Net Increase (Decrease) in Net Assets From Operations	65	(1,155)	261	(374)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	572	944	104	738
Surrenders and Terminations	(1,052)	(1,106)	(145)	(757)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(1)	(1)	—	—
Rider charge	(17)	(22)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(498)	(185)	(41)	(19)
Increase (Decrease) in Net Assets	(433)	(1,340)	220	(393)
Net Assets at Beginning of Period	2,885	4,225	5,901	6,294
Net Assets at End of Period	$2,452	$2,885	$6,121	$5,901
Changes in Units
Issued	28	41	5	39
Redeemed	(46)	(44)	(8)	(40)
Net Increase (Decrease)	(18)	(3)	(3)	(1)

	PIMCO VIT Real Return Portfolio		PIMCO VIT StocksPLUS Global Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,127	$10,574	$1,223	$(1,625)
Realized Gains (Losses) on Investments, Net	(4,879)	(2,221)	(8,398)	35,006
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,717	(37,953)	38,319	(79,838)
Net Increase (Decrease) in Net Assets From Operations	2,965	(29,600)	31,144	(46,457)
Contract Transactions-All Products
Purchase Payments	98	133	135	305
Transfers Between Funds or (to) from General Account	9,788	158	(1,853)	(3,987)
Surrenders and Terminations	(29,412)	(28,401)	(19,817)	(18,680)
Rescissions	(1)	—	—	—
Bonus (Recapture)	(1)	2	—	—
Contract Maintenance Charge	(58)	(62)	(38)	(41)
Rider charge	(1,885)	(2,079)	(15)	(27)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(21,471)	(30,249)	(21,588)	(22,430)
Increase (Decrease) in Net Assets	(18,506)	(59,849)	9,556	(68,887)
Net Assets at Beginning of Period	176,935	236,784	163,479	232,366
Net Assets at End of Period	$158,429	$176,935	$173,035	$163,479
Changes in Units
Issued	657	30	46	183
Redeemed	(2,113)	(1,923)	(1,401)	(1,460)
Net Increase (Decrease)	(1,456)	(1,893)	(1,355)	(1,277)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	PIMCO VIT Total Return Portfolio		T. Rowe Price Blue Chip Growth Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$10,933	$6,227	$(10)	$(10)
Realized Gains (Losses) on Investments, Net	(26,563)	(19,326)	22	157
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38,529	(112,559)	1,270	(1,955)
Net Increase (Decrease) in Net Assets From Operations	22,899	(125,658)	1,282	(1,808)
Contract Transactions-All Products
Purchase Payments	397	735	—	—
Transfers Between Funds or (to) from General Account	32,474	24,529	(3)	(187)
Surrenders and Terminations	(106,261)	(96,576)	(295)	(22)
Rescissions	(8)	(4)	—	—
Bonus (Recapture)	7	7	—	—
Contract Maintenance Charge	(191)	(201)	—	—
Rider charge	(6,467)	(7,164)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(80,049)	(78,674)	(298)	(209)
Increase (Decrease) in Net Assets	(57,150)	(204,332)	984	(2,017)
Net Assets at Beginning of Period	624,283	828,615	2,720	4,737
Net Assets at End of Period	$567,133	$624,283	$3,704	$2,720
Changes in Units
Issued	1,792	1,293	—	—
Redeemed	(6,126)	(5,395)	(5)	(4)
Net Increase (Decrease)	(4,334)	(4,102)	(5)	(4)

	T. Rowe Price Equity Income Portfolio		T. Rowe Price Health Sciences Portfolio
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$20	$22	$(2)	$(3)
Realized Gains (Losses) on Investments, Net	43	79	86	24
Net Change in Unrealized Appreciation
(Depreciation) on Investments	52	(167)	(73)	(158)
Net Increase (Decrease) in Net Assets From Operations	115	(66)	11	(137)
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(170)	286	6	—
Surrenders and Terminations	(140)	(204)	(279)	(33)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(310)	82	(273)	(33)
Increase (Decrease) in Net Assets	(195)	16	(262)	(170)
Net Assets at Beginning of Period	1,405	1,389	881	1,051
Net Assets at End of Period	$1,210	$1,405	$619	$881
Changes in Units
Issued	—	7	—	—
Redeemed	(7)	(5)	(3)	—
Net Increase (Decrease)	(7)	2	(3)	—
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2023 and 2022
(In thousands)

	Templeton Global Bond VIP Fund		Total All Funds
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(4,658)	$(5,497)	$169,058	$68,504
Realized Gains (Losses) on Investments, Net	(21,783)	(25,125)	(91,088)	1,235,583
Net Change in Unrealized Appreciation
(Depreciation) on Investments	29,176	6,870	1,806,698	(4,552,755)
Net Increase (Decrease) in Net Assets From Operations	2,735	(23,752)	1,884,668	(3,248,668)
Contract Transactions-All Products
Purchase Payments	116	250	4,255,528	1,617,021
Transfers Between Funds or (to) from General Account	15,723	(732)	(4,049,043)	(1,755,340)
Surrenders and Terminations	(55,063)	(51,274)	(2,053,059)	(1,839,834)
Rescissions	—	(1)	(7,185)	(26,058)
Bonus (Recapture)	1	1	129	170
Contract Maintenance Charge	(106)	(114)	(3,782)	(3,766)
Rider charge	(3,873)	(4,364)	(155,703)	(164,752)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(43,202)	(56,234)	(2,013,115)	(2,172,559)
Increase (Decrease) in Net Assets	(40,467)	(79,986)	(128,447)	(5,421,227)
Net Assets at Beginning of Period	316,928	396,914	15,745,594	21,166,821
Net Assets at End of Period	$276,461	$316,928	$15,617,147	$15,745,594
Changes in Units
Issued	460	13	491,413	131,246
Redeemed	(1,631)	(1,482)	(579,490)	(247,786)
Net Increase (Decrease)	(1,171)	(1,469)	(88,077)	(116,540)

(A)	Fund terminated in 2023. See Footnote 1 for further details.
(B)	Fund terminated in 2022. See Footnote 1 for further details.
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

(1) Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established on May 31, 1985, and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.
The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct. Allianz Life products offered under the Variable Account are listed below. The only product actively being marketed is Allianz Index Advantage.
•Allianz Alterity
•Allianz Charter
•Allianz Connections
•Allianz Custom Income
•Allianz Dimensions
•Allianz Elite
•Allianz High Five
•Allianz Index Advantage
•Allianz Retirement Advantage
•Allianz Retirement Pro
•Allianz Rewards
•Allianz Valuemark
•Allianz Vision
The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Each multiple-class fund is presented on an aggregate basis, however, when mergers occur, the fund will be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2 *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund †	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund Class 1 †	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund †	Allianz Investment Management, LLC

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

Fund	Investment Adviser
AZL MVP DFA Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund †	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
ClearBridge Variable Aggressive Growth Portfolio	Franklin Advisers, Inc.
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.
Delaware Ivy VIP Asset Strategy Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Energy Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Growth Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Mid Cap Growth Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Natural Resources Portfolio *	Macquarie Asset Management
Delaware Ivy VIP Science and Technology Portfolio *	Macquarie Asset Management
Eaton Vance VT Floating-Rate Income Fund *	Morgan Stanley Investment Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Invesco V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio *	Lazard Asset Management, LLC
LVIP JPMorgan Core Bond Fund *	Lincoln Financial Group
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

Fund	Investment Adviser
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisers, Inc.

*	Fund contains share classes which assess 12b-1 fees.
†	The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

During the years ended December 31, 2022 and 2023, there were no name changes.
During the years ended December 31, 2022 and 2023, the following funds were closed to new money:

Fund	Date Closed
Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio	June 10, 2022
AZL DFA Five-Year Global Fixed Income Fund	March 10, 2023
AZL Gateway Fund	March 10, 2023
AZL MetWest Total Return Bond Fund	March 10, 2023
AZL MSCI Emerging Markets Equity Index Fund Class 1	March 10, 2023
AZL MSCI Emerging Markets Equity Index Fund Class 2	March 10, 2023
AZL MVP Fusion Balanced Fund	March 10, 2023
AZL MVP Fusion Conservative Fund	March 10, 2023
AZL MVP Fusion Moderate Fund	March 10, 2023
JPMorgan Insurance Trust Core Bond Portfolio	April 28, 2023

During the year ended December 31, 2023, the following fund was added as an available option. No new funds were added in 2022.

Fund	Date Opened
LVIP JPMorgan Core Bond Fund	April 28, 2023

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

During the years ended December 31, 2022 and 2023, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
Franklin Multi-Asset Dynamic Multi-Strategy VIT Portfolio	AZL MVP Fusion Moderate Fund	June 10, 2022
AZL DFA Five-Year Global Fixed Income Fund	AZL Enhanced Bond Index Fund	March 10, 2023
AZL Gateway Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	March 10, 2023
AZL MetWest Total Return Bond Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	March 10, 2023
AZL MSCI Emerging Markets Equity Index Fund Class 1	AZL International Index Fund Class 1	March 10, 2023
AZL MSCI Emerging Markets Equity Index Fund Class 2	AZL International Index Fund Class 2	March 10, 2023
AZL MVP Fusion Balanced Fund	AZL MVP Balanced Index Strategy Fund	March 10, 2023
AZL MVP Fusion Conservative Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	March 10, 2023
AZL MVP Fusion Moderate Fund	AZL MVP DFA Multi-Strategy Fund	March 10, 2023
JPMorgan Insurance Trust Core Bond Portfolio	LVIP JPMorgan Core Bond Fund	April 28, 2023
Effective December 8, 2023, a 13:1 reverse split occurred for the AZL Mid Cap Index Fund Class 1. The effect of this transaction was to divide the number of outstanding shares of the fund by the split ratio, resulting in a corresponding increase in the net asset value per share. The shares presented in the Statements of Assets and Liabilities reflect this reverse split. There were no changes in the net assets, results of operations or total return as a result of this transaction.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.
The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2023, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of Allianz Life.

Contracts in Annuity Payment Period

Net assets allocated to contracts in the payout period are periodically compared to annuity reserves computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5% or 7%. The mortality risk is fully borne by Allianz Life and may result in additional amounts reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life’s expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2023:

Mortality and Expense Risk Charges
Allianz Life assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.30% to 3.40% annually during the accumulation phase, or from 1.00% to 2.20% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments. A portion of these fees incurred in 2023 have not yet been paid and are accrued within Accrued Mortality and Expense Risk and Administrative Charges on the Statements of Assets and Liabilities.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 0.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a commutation fee or withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These commutation and withdrawal charges are imposed as a percentage, with a range of 1.0% to 8.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Amounts withdrawn from the Index Advantage Income ADV Index Options may be subject to an MVA (Market Value Adjustment), which can be negative. The maximum negative MVA that we can apply on a full withdrawal is -10% of the Contract Value, and on a partial withdrawal it is -10% of the amount withdrawn.

Rider Charges and Fees
For certain contracts, optional benefit riders may be available for an additional charge to the contractholder. The rider charges for Investment Protector, Income Protector and Income Focus are deducted from the contract value. The Maximum Anniversary Value Death Benefit and Income Benefit rider fees are calculated as a percentage of the contract value as of the prior quarterly contract anniversary adjusted for subsequent purchase payments and withdrawals, and are deducted from the contract value. These charges and fees include:

•Investment Protector: 1.05% to 1.35%
•Income Protector: 1.00% to 1.75%
•Income Focus: 1.30%
•Maximum Anniversary Value Death Benefit: 0.20%
•Income Benefit: 0.70%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are deducted from the contract value.

Other Contract Charges
For certain contracts there are additional fees, as described below.
•Account Fee - ranges from 0.80% to 1.15% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.
•Product Fee - ranges from 0.25% to 1.25% annually and are accrued on a daily basis as a percentage of the prior quarterly contract anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.
•Increased Annuity Payment Benefit charge - ranges from $0.95 to $9.97 per $100 of the basic annuity payment, depending on the annuitant's age and gender. The charge is assessed by a reduction in the annuity payments during the annuity phase.
•Guaranteed Value Protection Benefits charge will not be more than 5% of the contract anniversary value and assessed through the redemption of subaccount accumulation units during the accumulation phase.

Additional details on charges and fees can be found in the respective product prospectus.
(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.
(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2023, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$48,059	$58,069
AZL DFA Five-Year Global Fixed Income Fund	558	10,338
AZL DFA Multi-Strategy Fund	98,150	108,370
AZL Enhanced Bond Index Fund	15,153	8,792
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1	2,543	10,467
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2	118,116	201,909
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	2,970	2,660
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	50,873	32,512
AZL Gateway Fund	32,779	58,428
AZL Government Money Market Fund	1,035,743	1,048,395
AZL International Index Fund Class 1	14,807	10,674
AZL International Index Fund Class 2	104,334	85,547
AZL MetWest Total Return Bond Fund	854	20,718
AZL Mid Cap Index Fund Class 1	14,929	4,579
AZL Mid Cap Index Fund Class 2	37,370	68,776
AZL Moderate Index Strategy Fund	165,284	233,763
AZL MSCI Emerging Markets Equity Index Class 1	3,003	10,813
AZL MSCI Emerging Markets Equity Index Class 2	18,995	66,110
AZL MSCI Global Equity Index Fund Class 1	1,246	4,363

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	Cost of Purchases	Proceeds from Sales
AZL MSCI Global Equity Index Fund Class 2	$13,665	$32,798
AZL MVP Balanced Index Strategy Fund	558,129	117,050
AZL MVP DFA Multi-Strategy Fund	1,225,468	167,792
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	168,087	62,833
AZL MVP Fusion Balanced Fund	54,078	545,395
AZL MVP Fusion Conservative Fund	12,007	158,552
AZL MVP Fusion Moderate Fund	138,467	1,246,424
AZL MVP Global Balanced Index Strategy Fund	19,625	70,172
AZL MVP Growth Index Strategy Fund	128,616	320,653
AZL MVP Moderate Index Strategy Fund	14,212	60,788
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	96,007	174,229
AZL Russell 1000 Growth Index Fund Class 1	7,541	7,166
AZL Russell 1000 Growth Index Fund Class 2	58,766	108,424
AZL Russell 1000 Value Index Fund Class 1	20,262	22,256
AZL Russell 1000 Value Index Fund Class 2	70,264	104,038
AZL S&P 500 Index Fund	87,011	157,806
AZL Small Cap Stock Index Fund Class 1	3,931	4,375
AZL Small Cap Stock Index Fund Class 2	50,614	67,825
AZL T. Rowe Price Capital Appreciation Fund	120,756	110,033
BlackRock Equity Dividend V.I. Fund	153	264
ClearBridge Variable Aggressive Growth Portfolio	82	55
Columbia Variable Portfolio – Seligman Global Technology Fund	49	87
Davis VA Financial Portfolio	5,204	6,979
Davis VA Real Estate Portfolio	4	17
Delaware Ivy VIP Asset Strategy Portfolio	20	30
Delaware Ivy VIP Energy Portfolio	7	8
Delaware Ivy VIP Growth Portfolio	65	35
Delaware Ivy VIP Mid Cap Growth Portfolio	93	69
Delaware Ivy VIP Natural Resources Portfolio	14	14
Delaware Ivy VIP Science and Technology Portfolio	38	122
Eaton Vance VT Floating-Rate Income Fund	111	54
Fidelity VIP Emerging Markets Portfolio	53	154
Fidelity VIP Mid Cap Portfolio	21	101
Fidelity VIP Strategic Income Portfolio	114	242
Franklin Rising Dividends VIP Fund	23,345	27,663
Franklin U.S. Government Securities VIP Fund	10,820	23,747
Invesco Oppenheimer V.I. International Growth Fund	12	215
Invesco V.I. American Value Fund	75	30
Invesco V.I. Balanced-Risk Allocation Fund	4	81
Invesco V.I. Global Strategic Income Fund	269	433
JPMorgan Insurance Trust Core Bond Portfolio	1,254	14,929

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	Cost of Purchases	Proceeds from Sales
Lazard Retirement International Equity Portfolio	$8	$1
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	4,115	79
LVIP JPMorgan Core Bond Fund	16,349	3,959
MFS International Intrinsic Value Portfolio	138	305
MFS VIT Total Return Bond Portfolio	10,089	13,901
MFS VIT Utilities Portfolio	97	29
PIMCO VIT Balanced Allocation Portfolio	6,112	26,059
PIMCO VIT CommodityRealReturn Strategy Portfolio	11,851	8,780
PIMCO VIT Emerging Markets Bond Portfolio	5,375	10,794
PIMCO VIT Global Core Bond (Hedged) Portfolio	11,403	20,222
PIMCO VIT High Yield Portfolio	33,666	82,711
PIMCO VIT Long-Term U.S. Government Portfolio	2,077	2,554
PIMCO VIT Low Duration Portfolio	1,847	1,692
PIMCO VIT Real Return Portfolio	17,906	37,251
PIMCO VIT StocksPLUS Global Portfolio	15,623	35,987
PIMCO VIT Total Return Portfolio	61,254	130,370
T. Rowe Price Blue Chip Growth Portfolio	86	395
T. Rowe Price Equity Income Portfolio	101	343
T. Rowe Price Health Sciences Portfolio	29	281
Templeton Global Bond VIP Fund	19,417	67,277

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2023	18,017	$14.93	to	$20.27	$324,659	1.80%	1.00%	to	3.40%	9.44%	to	11.93%
2022	19,681	$13.63	to	$18.11	$320,069	2.27%	1.00%	to	3.40%	(17.93)%	to	(16.06)%
2021	21,289	$16.59	to	$21.58	$416,054	1.83%	1.00%	to	3.40%	6.41%	to	8.79%
2020	21,475	$15.58	to	$19.83	$388,701	1.98%	1.00%	to	3.40%	8.54%	to	10.97%
2019	22,526	$14.35	to	$17.87	$370,836	2.26%	1.00%	to	3.40%	13.38%	to	15.91%
AZL DFA Multi-Strategy Fund
2023	30,005	$17.76	to	$24.12	$652,595	2.80%	1.00%	to	3.40%	9.45%	to	11.94%
2022	33,567	$16.21	to	$21.54	$657,563	1.13%	1.00%	to	3.40%	(14.37)%	to	(12.42)%
2021	37,892	$18.91	to	$24.60	$852,829	1.53%	1.00%	to	3.40%	10.06%	to	12.52%
2020	42,292	$17.17	to	$21.86	$852,984	3.12%	1.00%	to	3.40%	6.99%	to	9.38%
2019	48,075	$16.04	to	$19.99	$892,959	1.05%	1.00%	to	3.40%	12.73%	to	15.25%
AZL Enhanced Bond Index Fund
2023	2,343	$8.82	to	$13.32	$24,705	1.69%	—%	to	3.40%	3.31%	to	5.06%
2022	1,704	$9.64	to	$10.82	$17,671	1.42%	1.15%	to	2.05%	(15.39)%	to	(14.66)%
2021	2,027	$11.39	to	$12.67	$24,727	0.75%	1.15%	to	2.05%	(3.89)%	to	(3.06)%
2020	2,067	$11.85	to	$13.07	$26,081	2.36%	1.15%	to	2.05%	5.40%	to	6.31%
2019	2,250	$11.25	to	$12.30	$26,772	2.59%	1.15%	to	2.05%	6.23%	to	7.15%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 1
2023	7,888	$9.81	to	$10.01	$79,394	2.99%	1.40%	to	2.20%	11.76%	to	12.66%
2022	8,862	$8.77	to	$8.88	$79,199	1.44%	1.40%	to	2.20%	(16.26)%	to	(15.58)%
2021¹	9,971	$10.48	to	$10.52	$105,623	0.80%	1.40%	to	2.20%	4.78%	to	5.23%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
2023	56,069	$15.20	to	$24.28	$1,056,954	1.61%	—%	to	3.40%	10.07%	to	13.53%
2022	60,523	$13.80	to	$21.76	$1,021,220	0.93%	0.30%	to	3.40%	(17.41)%	to	(14.82)%
2021	68,178	$16.69	to	$26.30	$1,371,510	0.81%	0.30%	to	3.40%	3.85%	to	11.32%
2020	15,871	$15.45	to	$24.32	$290,007	2.49%	0.30%	to	3.40%	9.72%	to	13.13%
2019	17,127	$14.07	to	$22.13	$281,339	2.37%	0.30%	to	3.40%	13.41%	to	16.92%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2023	1,658	$9.72	to	$10.30	$15,282	6.53%	1.40%	to	2.20%	4.60%	to	5.44%
2022	1,707	$9.29	to	$9.77	$14,908	2.84%	1.40%	to	2.20%	(15.08)%	to	(14.40)%
2021	1,871	$10.94	to	$11.41	$19,155	2.88%	1.40%	to	2.20%	(1.60)%	to	(0.81)%
2020	1,976	$11.12	to	$11.50	$20,327	3.63%	1.40%	to	2.20%	6.74%	to	7.60%
2019	2,148	$10.42	to	$10.69	$20,543	3.36%	1.40%	to	2.20%	8.16%	to	9.03%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2023	12,819	$8.50	to	$12.43	$129,733	6.16%	—%	to	3.40%	3.17%	to	6.68%
2022	11,576	$8.24	to	$11.65	$111,500	2.39%	—%	to	3.40%	(16.21)%	to	(13.37)%
2021	13,090	$9.83	to	$13.45	$148,293	2.51%	—%	to	3.40%	(2.99)%	to	0.31%
2020	13,699	$10.14	to	$13.41	$157,259	3.24%	—%	to	3.40%	5.25%	to	8.84%
2019	15,038	$9.63	to	$12.32	$161,773	2.94%	—%	to	3.40%	6.65%	to	10.28%
AZL Government Money Market Fund

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2023	43,827	$6.12	to	$13.76	$454,197	4.19%	—%	to	3.40%	0.85%	to	4.28%
2022	47,669	$6.06	to	$13.20	$466,849	0.76%	—%	to	3.40%	(2.54)%	to	0.77%
2021	51,168	$6.22	to	$13.10	$511,547	—%	—%	to	3.40%	(3.29)%	to	—%
2020	57,985	$6.43	to	$13.10	$585,305	0.18%	—%	to	3.40%	(3.11)%	to	0.21%
2019	47,890	$6.63	to	$13.07	$466,646	1.37%	—%	to	3.40%	(1.90)%	to	1.39%
AZL International Index Fund Class 1
2023	6,171	$13.08	to	$14.62	$85,326	4.26%	1.15%	to	2.70%	14.43%	to	16.21%
2022	5,849	$11.43	to	$12.58	$71,581	4.53%	1.15%	to	2.70%	(16.53)%	to	(15.23)%
2021	6,443	$13.69	to	$14.85	$93,430	2.52%	1.15%	to	2.70%	7.85%	to	9.53%
2020	7,160	$12.69	to	$13.55	$95,192	5.00%	1.15%	to	2.70%	4.79%	to	6.43%
2019	8,028	$12.11	to	$12.73	$100,779	3.66%	1.15%	to	2.70%	18.43%	to	20.28%
AZL International Index Fund Class 2
2023	25,154	$11.81	to	$21.15	$338,955	2.47%	—%	to	3.40%	13.42%	to	17.33%
2022	23,681	$10.40	to	$18.23	$276,987	2.67%	—%	to	3.40%	(17.37)%	to	(14.52)%
2021	27,246	$12.57	to	$21.57	$385,078	1.47%	—%	to	3.40%	6.85%	to	10.55%
2020	31,392	$11.76	to	$19.74	$410,582	3.13%	—%	to	3.40%	3.85%	to	7.40%
2019	35,569	$11.31	to	$18.59	$442,769	2.26%	—%	to	3.40%	17.44%	to	21.44%
AZL Mid Cap Index Fund Class 1
2023	2,924	$17.28	to	$18.37	$42,872	8.50%	1.15%	to	2.55%	13.64%	to	14.61%
2022	3,236	$15.21	to	$16.03	$41,230	3.26%	1.15%	to	2.55%	(15.22)%	to	(14.50)%
2021	3,503	$17.94	to	$18.75	$53,632	2.59%	1.15%	to	2.55%	21.33%	to	22.36%
2020	3,835	$14.78	to	$15.32	$47,856	3.95%	1.15%	to	2.55%	12.31%	to	13.28%
2019	4,205	$13.16	to	$13.53	$46,374	3.04%	1.15%	to	2.55%	22.74%	to	23.79%
AZL Mid Cap Index Fund Class 2
2023	10,018	$24.67	to	$47.09	$283,553	0.72%	—%	to	3.40%	12.02%	to	15.88%
2022	11,381	$21.97	to	$41.10	$284,915	0.68%	—%	to	3.40%	(16.43)%	to	(13.55)%
2021	13,526	$26.23	to	$48.09	$402,133	0.68%	—%	to	3.40%	19.53%	to	23.66%
2020	16,929	$21.89	to	$39.34	$416,121	1.17%	—%	to	3.40%	10.75%	to	14.53%
2019	20,304	$19.72	to	$34.75	$446,410	1.03%	—%	to	3.40%	21.15%	to	25.28%
AZL Moderate Index Strategy Fund
2023	56,079	$18.26	to	$34.95	$1,335,346	1.92%	—%	to	3.40%	10.99%	to	14.82%
2022	63,362	$16.44	to	$30.44	$1,342,710	2.18%	—%	to	3.40%	(18.19)%	to	(15.37)%
2021	70,698	$20.07	to	$35.97	$1,806,915	0.86%	—%	to	3.40%	4.41%	to	11.72%
2020	25,225	$18.51	to	$30.53	$576,533	1.97%	0.30%	to	3.40%	9.11%	to	12.50%
2019	27,963	$16.96	to	$27.14	$578,003	2.34%	0.30%	to	3.40%	15.39%	to	18.97%
AZL MSCI Global Equity Index Fund Class 1
2023	3,771	$10.54	to	$10.75	$40,784	2.70%	1.40%	to	2.20%	20.98%	to	21.95%
2022	4,145	$8.71	to	$8.82	$36,789	1.80%	1.40%	to	2.20%	(19.86)%	to	(19.22)%
2021¹	4,558	$10.87	to	$10.92	$50,201	1.19%	1.40%	to	2.20%	8.70%	to	9.17%
AZL MSCI Global Equity Index Fund Class 2
2023	5,042	$18.06	to	$28.46	$109,136	1.27%	0.30%	to	3.40%	19.32%	to	23.00%
2022	5,965	$15.14	to	$23.13	$107,250	1.06%	0.30%	to	3.40%	(20.92)%	to	(18.48)%
2021	7,085	$19.14	to	$28.38	$160,173	1.35%	0.30%	to	3.40%	6.27%	to	20.82%
2020	216	$19.13	to	$23.49	$4,531	0.80%	0.30%	to	2.05%	13.07%	to	15.01%
2019	296	$16.92	to	$20.42	$5,452	1.48%	0.30%	to	2.05%	24.73%	to	26.87%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL MVP Balanced Index Strategy Fund
2023	45,979	$12.86	to	$19.22	$716,630	0.62%	—%	to	3.40%	9.15%	to	12.85%
2022	14,353	$11.98	to	$17.03	$208,108	2.15%	—%	to	3.40%	(17.54)%	to	(14.87)%
2021	16,299	$14.53	to	$20.00	$281,749	1.76%	—%	to	3.40%	6.56%	to	10.02%
2020	17,451	$13.64	to	$18.18	$278,234	1.98%	—%	to	3.40%	2.63%	to	5.98%
2019	18,953	$13.29	to	$17.15	$289,123	2.08%	—%	to	3.40%	13.23%	to	16.92%
AZL MVP DFA Multi-Strategy Fund
2023	97,766	$11.50	to	$14.64	$1,258,569	0.18%	0.30%	to	3.40%	9.17%	to	12.41%
2022	5,965	$11.27	to	$12.08	$70,382	0.97%	1.15%	to	2.05%	(13.54)%	to	(12.76)%
2021	6,633	$13.03	to	$13.85	$89,961	1.34%	1.15%	to	2.05%	11.43%	to	12.45%
2020	6,703	$11.69	to	$12.31	$81,082	2.93%	1.15%	to	2.05%	1.66%	to	2.59%
2019	7,288	$11.50	to	$12.00	$86,188	0.93%	1.15%	to	2.05%	13.46%	to	14.49%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2023	20,938	$9.66	to	$15.54	$292,166	1.60%	0.30%	to	3.40%	10.35%	to	11.49%
2022	11,712	$12.74	to	$13.96	$158,163	0.69%	1.15%	to	2.05%	(15.51)%	to	(14.79)%
2021	13,320	$15.08	to	$16.38	$211,749	2.49%	1.15%	to	2.05%	8.87%	to	9.81%
2020	15,271	$13.85	to	$14.92	$221,761	2.69%	1.15%	to	2.05%	5.04%	to	5.94%
2019	16,844	$13.18	to	$14.08	$231,613	3.95%	1.15%	to	2.05%	13.94%	to	14.92%
AZL MVP Global Balanced Index Strategy Fund
2023	30,634	$13.44	to	$14.98	$442,420	3.99%	1.15%	to	2.05%	11.55%	to	12.56%
2022	35,209	$12.05	to	$13.31	$453,058	2.84%	1.15%	to	2.05%	(17.79)%	to	(17.05)%
2021	38,936	$14.66	to	$16.04	$605,711	1.47%	1.15%	to	2.05%	5.86%	to	6.82%
2020	43,019	$13.85	to	$15.02	$628,373	9.13%	1.15%	to	2.05%	5.61%	to	6.58%
2019	48,772	$13.11	to	$14.09	$670,508	1.72%	1.15%	to	2.05%	13.84%	to	14.88%
AZL MVP Growth Index Strategy Fund
2023	88,059	$15.91	to	$23.91	$1,716,258	1.95%	—%	to	3.40%	12.92%	to	16.81%
2022	100,561	$14.09	to	$20.47	$1,709,846	1.69%	—%	to	3.40%	(17.93)%	to	(15.10)%
2021	112,524	$17.26	to	$24.11	$2,291,937	1.70%	—%	to	3.40%	12.56%	to	16.40%
2020	126,639	$15.33	to	$20.71	$2,254,083	1.86%	—%	to	3.40%	1.27%	to	4.73%
2019	138,335	$15.14	to	$19.78	$2,390,898	2.16%	—%	to	3.40%	16.55%	to	20.52%
AZL MVP Moderate Index Strategy Fund
2023	17,772	$17.24	to	$19.22	$329,036	1.90%	1.15%	to	2.05%	12.27%	to	13.29%
2022	20,800	$15.36	to	$16.97	$341,084	1.96%	1.15%	to	2.05%	(17.09)%	to	(16.34)%
2021	23,325	$18.53	to	$20.28	$458,639	1.80%	1.15%	to	2.05%	10.18%	to	11.18%
2020	26,364	$16.82	to	$18.24	$467,774	1.87%	1.15%	to	2.05%	4.27%	to	5.23%
2019	27,930	$16.13	to	$17.33	$472,411	2.13%	1.15%	to	2.05%	16.23%	to	17.29%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2023	53,269	$17.73	to	$19.41	$999,694	7.90%	1.15%	to	2.05%	14.98%	to	16.03%
2022	61,436	$15.42	to	$16.73	$997,418	7.34%	1.15%	to	2.05%	(15.45)%	to	(14.69)%
2021	67,066	$18.24	to	$19.61	$1,280,437	3.53%	1.15%	to	2.05%	14.66%	to	15.71%
2020	72,009	$15.91	to	$16.95	$1,192,293	2.83%	1.15%	to	2.05%	5.82%	to	6.79%
2019	74,088	$15.03	to	$15.87	$1,152,403	1.84%	1.15%	to	2.05%	18.93%	to	20.01%
AZL Russell 1000 Growth Index Fund Class 1

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2023	2,918	$26.89	to	$28.59	$58,701	1.43%	1.15%	to	2.55%	39.95%	to	41.14%
2022	3,275	$19.21	to	$20.25	$46,789	0.60%	1.15%	to	2.55%	(30.98)%	to	(30.40)%
2021	3,495	$27.84	to	$29.10	$74,879	0.69%	1.15%	to	2.55%	24.37%	to	25.43%
2020	3,828	$22.38	to	$23.20	$65,837	1.15%	1.15%	to	2.55%	36.00%	to	37.17%
2019	4,219	$16.46	to	$16.91	$53,537	1.39%	1.15%	to	2.55%	32.58%	to	33.71%
AZL Russell 1000 Growth Index Fund Class 2
2023	10,474	$37.32	to	$66.43	$479,779	0.37%	—%	to	3.40%	37.93%	to	42.69%
2022	12,365	$27.06	to	$46.55	$403,034	0.06%	—%	to	3.40%	(31.94)%	to	(29.59)%
2021	14,314	$39.76	to	$66.12	$680,974	0.25%	—%	to	3.40%	22.63%	to	26.87%
2020	17,486	$32.63	to	$52.11	$670,828	0.56%	—%	to	3.40%	34.01%	to	38.58%
2019	21,752	$24.35	to	$37.61	$617,780	0.75%	—%	to	3.40%	30.82%	to	35.28%
AZL Russell 1000 Value Index Fund Class 1
2023	11,895	$15.22	to	$17.03	$161,258	3.63%	1.15%	to	2.70%	8.73%	to	10.42%
2022	13,259	$14.00	to	$15.42	$164,072	2.10%	1.15%	to	2.70%	(10.33)%	to	(8.93)%
2021	14,710	$15.62	to	$16.93	$201,593	2.13%	1.15%	to	2.70%	21.23%	to	23.12%
2020	11,271	$12.88	to	$13.75	$132,301	3.03%	1.15%	to	2.70%	(0.48)%	to	1.08%
2019	12,877	$12.94	to	$13.61	$150,207	2.93%	1.15%	to	2.70%	22.77%	to	24.69%
AZL Russell 1000 Value Index Fund Class 2
2023	19,409	$19.79	to	$35.90	$464,516	2.03%	—%	to	3.40%	7.84%	to	11.56%
2022	21,887	$18.35	to	$32.18	$482,400	1.19%	—%	to	3.40%	(11.24)%	to	(8.18)%
2021	26,042	$20.67	to	$35.05	$641,646	1.40%	—%	to	3.40%	20.10%	to	24.25%
2020	19,013	$17.32	to	$28.21	$383,626	1.99%	—%	to	3.40%	(1.36)%	to	2.01%
2019	21,683	$17.56	to	$27.65	$439,080	1.93%	—%	to	3.40%	21.72%	to	25.86%
AZL S&P 500 Index Fund
2023	24,263	$23.59	to	$41.67	$700,589	1.24%	—%	to	3.40%	21.55%	to	25.68%
2022	27,711	$19.40	to	$33.26	$651,166	1.03%	—%	to	3.40%	(21.19)%	to	(18.51)%
2021	32,352	$24.60	to	$40.93	$958,977	1.01%	—%	to	3.40%	23.90%	to	28.12%
2020	38,580	$19.68	to	$32.04	$911,458	1.68%	—%	to	3.40%	11.39%	to	17.15%
2019	42,064	$17.08	to	$27.35	$864,709	1.52%	0.30%	to	3.40%	26.58%	to	30.50%
AZL Small Cap Stock Index Fund Class 1
2023	2,169	$16.10	to	$17.94	$34,606	2.08%	1.15%	to	2.70%	12.62%	to	14.32%
2022	2,394	$14.29	to	$15.69	$33,791	1.54%	1.15%	to	2.70%	(18.63)%	to	(17.40)%
2021	2,633	$17.56	to	$19.00	$45,248	1.16%	1.15%	to	2.70%	23.07%	to	24.93%
2020	3,021	$14.27	to	$15.20	$42,048	1.93%	1.15%	to	2.70%	8.07%	to	9.70%
2019	3,382	$13.21	to	$13.86	$43,271	1.58%	1.15%	to	2.70%	19.21%	to	21.02%
AZL Small Cap Stock Index Fund Class 2
2023	13,208	$20.84	to	$36.14	$332,838	1.01%	—%	to	3.40%	11.52%	to	15.36%
2022	14,523	$18.67	to	$31.32	$325,252	0.75%	—%	to	3.40%	(19.43)%	to	(16.65)%
2021	16,661	$23.15	to	$37.58	$459,022	0.62%	—%	to	3.40%	21.83%	to	26.04%
2020	19,900	$18.98	to	$29.82	$443,512	1.12%	—%	to	3.40%	7.05%	to	10.71%
2019	22,355	$17.72	to	$26.93	$459,446	0.92%	—%	to	3.40%	18.17%	to	22.19%
AZL T. Rowe Price Capital Appreciation Fund
2023	17,923	$22.97	to	$44.66	$502,283	1.35%	0.30%	to	3.40%	14.58%	to	18.12%
2022	19,653	$20.04	to	$37.81	$478,943	0.68%	0.30%	to	3.40%	(14.98)%	to	(12.35)%
2021	22,482	$23.55	to	$43.14	$642,013	0.96%	0.30%	to	3.40%	14.23%	to	17.77%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2020	24,624	$20.61	to	$36.63	$610,525	1.38%	0.30%	to	3.40%	13.60%	to	17.13%
2019	26,701	$18.13	to	$31.28	$580,071	2.08%	0.30%	to	3.40%	20.28%	to	24.01%
BlackRock Equity Dividend V.I. Fund
2023	39	$33.06	to	$33.06	$1,304	1.81%	0.30%	to	0.30%	11.66%	to	11.66%
2022	46	$29.60	to	$29.60	$1,359	1.44%	0.30%	to	0.30%	(4.39)%	to	(4.39)%
2021	45	$30.96	to	$30.96	$1,380	1.31%	0.30%	to	0.30%	19.94%	to	19.94%
2020	45	$25.82	to	$25.82	$1,170	1.92%	0.30%	to	0.30%	3.26%	to	3.26%
2019	58	$25.00	to	$25.00	$1,440	1.73%	0.30%	to	0.30%	27.08%	to	27.08%
ClearBridge Variable Aggressive Growth Portfolio
2023	27	$31.06	to	$31.06	$842	0.07%	0.30%	to	0.30%	23.76%	to	23.76%
2022	29	$25.09	to	$25.09	$728	—%	0.30%	to	0.30%	(26.81)%	to	(26.81)%
2021	31	$34.28	to	$34.28	$1,055	0.18%	0.30%	to	0.30%	9.71%	to	9.71%
2020	41	$31.25	to	$31.25	$1,275	0.59%	0.30%	to	0.30%	17.38%	to	17.38%
2019	44	$26.62	to	$26.62	$1,170	0.71%	0.30%	to	0.30%	24.37%	to	24.37%
Columbia Variable Portfolio – Seligman Global Technology Fund
2023	23	$48.32	to	$56.46	$1,210	—%	1.15%	to	2.55%	42.34%	to	43.27%
2022	24	$33.95	to	$39.41	$906	—%	1.15%	to	2.55%	(33.11)%	to	(32.67)%
2021	27	$50.75	to	$58.53	$1,488	0.37%	1.15%	to	2.55%	36.20%	to	37.09%
2020	36	$37.26	to	$42.69	$1,446	—%	1.15%	to	2.55%	43.21%	to	44.15%
2019	41	$26.02	to	$29.62	$1,144	—%	1.15%	to	2.55%	52.16%	to	53.15%
Davis VA Financial Portfolio
2023	1,115	$18.04	to	$36.81	$32,598	2.12%	1.00%	to	3.40%	11.50%	to	13.86%
2022	1,228	$16.17	to	$33.08	$31,901	1.75%	1.00%	to	3.40%	(11.53)%	to	(9.57)%
2021	1,411	$18.27	to	$36.58	$41,160	1.32%	1.00%	to	3.40%	26.30%	to	29.05%
2020	1,725	$14.46	to	$28.34	$39,297	1.50%	1.00%	to	3.40%	(9.09)%	to	(7.07)%
2019	1,894	$15.90	to	$30.50	$47,060	1.51%	1.00%	to	3.40%	21.71%	to	24.42%
Davis VA Real Estate Portfolio
2023	4	$43.30	to	$48.80	$186	2.51%	1.15%	to	2.55%	8.58%	to	9.12%
2022	4	$39.88	to	$44.72	$184	1.68%	1.15%	to	2.55%	(28.18)%	to	(27.82)%
2021	4	$55.52	to	$61.96	$270	1.18%	1.15%	to	2.55%	39.31%	to	40.01%
2020	5	$39.86	to	$44.25	$206	2.00%	1.15%	to	2.55%	(9.82)%	to	(9.36)%
2019	6	$44.19	to	$48.82	$266	0.98%	1.15%	to	2.55%	23.38%	to	24.00%
Delaware Ivy VIP Asset Strategy Portfolio
2023	11	$90.57	to	$90.57	$992	2.14%	0.30%	to	0.30%	13.60%	to	13.60%
2022	11	$79.73	to	$79.73	$898	1.58%	0.30%	to	0.30%	(14.99)%	to	(14.99)%
2021	11	$93.79	to	$93.79	$1,073	1.62%	0.30%	to	0.30%	10.11%	to	10.11%
2020	11	$85.18	to	$85.18	$976	2.10%	0.30%	to	0.30%	13.54%	to	13.54%
2019	12	$75.02	to	$75.02	$878	2.08%	0.30%	to	0.30%	21.41%	to	21.41%
Delaware Ivy VIP Energy Portfolio
2023	7	$11.47	to	$11.47	$77	3.32%	0.30%	to	0.30%	3.70%	to	3.70%
2022	7	$11.06	to	$11.06	$77	3.14%	0.30%	to	0.30%	50.02%	to	50.02%
2021	7	$7.37	to	$7.37	$51	1.38%	0.30%	to	0.30%	41.57%	to	41.57%
2020	8	$5.21	to	$5.21	$43	1.66%	0.30%	to	0.30%	(37.02)%	to	(37.02)%
2019	15	$8.27	to	$8.27	$128	—%	0.30%	to	0.30%	3.17%	to	3.17%
Delaware Ivy VIP Growth Portfolio

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2023	1	$497.86	to	$497.86	$531	—%	0.30%	to	0.30%	37.51%	to	37.51%
2022	1	$362.05	to	$362.05	$398	—%	0.30%	to	0.30%	(27.41)%	to	(27.41)%
2021	1	$498.75	to	$498.75	$594	—%	0.30%	to	0.30%	29.64%	to	29.64%
2020	1	$384.73	to	$384.73	$506	—%	0.30%	to	0.30%	30.16%	to	30.16%
2019	1	$295.59	to	$295.59	$398	—%	0.30%	to	0.30%	36.18%	to	36.18%
Delaware Ivy VIP Mid Cap Growth Portfolio
2023	10	$69.07	to	$69.07	$698	—%	0.30%	to	0.30%	19.26%	to	19.26%
2022	11	$57.92	to	$57.92	$634	—%	0.30%	to	0.30%	(31.00)%	to	(31.00)%
2021	12	$83.94	to	$83.94	$968	—%	0.30%	to	0.30%	16.01%	to	16.01%
2020	12	$72.36	to	$72.36	$889	—%	0.30%	to	0.30%	48.55%	to	48.55%
2019	14	$48.71	to	$48.71	$698	—%	0.30%	to	0.30%	37.53%	to	37.53%
Delaware Ivy VIP Natural Resources Portfolio
2023	6	$14.10	to	$14.10	$86	2.46%	0.30%	to	0.30%	1.28%	to	1.28%
2022	6	$13.92	to	$13.92	$86	1.57%	0.30%	to	0.30%	17.42%	to	17.42%
2021	7	$11.86	to	$11.86	$80	1.45%	0.30%	to	0.30%	26.30%	to	26.30%
2020	6	$9.39	to	$9.39	$59	2.48%	0.30%	to	0.30%	(12.25)%	to	(12.25)%
2019	6	$10.70	to	$10.70	$60	1.02%	0.30%	to	0.30%	9.13%	to	9.13%
Delaware Ivy VIP Science and Technology Portfolio
2023	2	$310.56	to	$310.56	$726	—%	0.30%	to	0.30%	38.65%	to	38.65%
2022	3	$224.00	to	$224.00	$623	—%	0.30%	to	0.30%	(32.04)%	to	(32.04)%
2021	3	$329.62	to	$329.62	$1,020	—%	0.30%	to	0.30%	14.82%	to	14.82%
2020	4	$287.07	to	$287.07	$1,046	—%	0.30%	to	0.30%	34.95%	to	34.95%
2019	6	$212.72	to	$212.72	$1,303	—%	0.30%	to	0.30%	49.04%	to	49.04%
Eaton Vance VT Floating-Rate Income Fund
2023	61	$19.99	to	$19.99	$1,221	8.20%	0.30%	to	0.30%	10.91%	to	10.91%
2022	63	$18.02	to	$18.02	$1,136	4.60%	0.30%	to	0.30%	(3.04)%	to	(3.04)%
2021	62	$18.58	to	$18.58	$1,159	2.90%	0.30%	to	0.30%	3.32%	to	3.32%
2020	64	$17.99	to	$17.99	$1,148	3.37%	0.30%	to	0.30%	1.69%	to	1.69%
2019	101	$17.69	to	$17.69	$1,778	4.40%	0.30%	to	0.30%	6.77%	to	6.77%
Fidelity VIP Emerging Markets Portfolio
2023	120	$14.66	to	$14.66	$1,755	1.96%	0.30%	to	0.30%	9.16%	to	9.16%
2022	129	$13.43	to	$13.43	$1,732	1.51%	0.30%	to	0.30%	(20.61)%	to	(20.61)%
2021	130	$16.92	to	$16.92	$2,199	1.17%	0.30%	to	0.30%	(2.70)%	to	(2.70)%
2020	262	$17.39	to	$17.39	$4,563	0.77%	0.30%	to	0.30%	30.48%	to	30.48%
2019	408	$13.32	to	$13.32	$5,435	1.44%	0.30%	to	0.30%	28.81%	to	28.81%
Fidelity VIP Mid Cap Portfolio
2023	6	$94.24	to	$94.24	$540	0.35%	0.30%	to	0.30%	14.46%	to	14.46%
2022	7	$82.34	to	$82.34	$562	0.27%	0.30%	to	0.30%	(15.22)%	to	(15.22)%
2021	6	$97.12	to	$97.12	$610	0.32%	0.30%	to	0.30%	24.93%	to	24.93%
2020	8	$77.74	to	$77.74	$611	0.42%	0.30%	to	0.30%	17.51%	to	17.51%
2019	7	$66.15	to	$66.15	$482	0.63%	0.30%	to	0.30%	22.80%	to	22.80%
Fidelity VIP Strategic Income Portfolio
2023	59	$23.58	to	$23.58	$1,386	4.23%	0.30%	to	0.30%	8.85%	to	8.85%
2022	67	$21.66	to	$21.66	$1,452	3.00%	0.30%	to	0.30%	(11.78)%	to	(11.78)%
2021	82	$24.56	to	$24.56	$2,017	2.34%	0.30%	to	0.30%	3.22%	to	3.22%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2020	87	$23.79	to	$23.79	$2,076	3.54%	0.30%	to	0.30%	6.84%	to	6.84%
2019	82	$22.27	to	$22.27	$1,824	3.04%	0.30%	to	0.30%	10.32%	to	10.32%
Franklin Rising Dividends VIP Fund
2023	2,538	$82.39	to	$188.03	$182,196	1.01%	0.30%	to	2.70%	9.10%	to	11.74%
2022	2,789	$75.52	to	$168.27	$186,200	0.93%	0.30%	to	2.70%	(12.95)%	to	(10.84)%
2021	3,043	$86.75	to	$188.72	$240,532	0.94%	0.30%	to	2.70%	23.41%	to	26.41%
2020	3,364	$70.29	to	$149.29	$218,720	1.35%	0.30%	to	2.70%	12.87%	to	15.62%
2019	3,768	$62.28	to	$129.12	$219,360	1.35%	0.30%	to	2.70%	25.79%	to	28.84%
Franklin U.S. Government Securities VIP Fund
2023	4,510	$13.66	to	$43.87	$108,328	2.76%	—%	to	3.40%	1.03%	to	4.47%
2022	5,123	$13.52	to	$41.99	$119,567	2.42%	—%	to	3.40%	(12.72)%	to	(9.75)%
2021	5,955	$15.50	to	$46.53	$157,809	2.50%	—%	to	3.40%	(5.06)%	to	(1.83)%
2020	6,556	$16.32	to	$47.40	$180,119	3.47%	—%	to	3.40%	0.40%	to	3.83%
2019	7,470	$16.26	to	$45.65	$200,585	2.93%	—%	to	3.40%	1.76%	to	5.23%
Invesco Oppenheimer V.I. International Growth Fund
2023	30	$32.57	to	$32.57	$983	0.28%	0.30%	to	0.30%	20.28%	to	20.28%
2022	37	$27.08	to	$27.08	$998	—%	0.30%	to	0.30%	(27.38)%	to	(27.38)%
2021	40	$37.30	to	$37.30	$1,477	—%	0.30%	to	0.30%	9.79%	to	9.79%
2020	39	$33.97	to	$33.97	$1,336	0.58%	0.30%	to	0.30%	20.68%	to	20.68%
2019	45	$28.15	to	$28.15	$1,281	0.83%	0.30%	to	0.30%	27.57%	to	27.57%
Invesco V.I. American Value Fund
2023	6	$59.88	to	$59.88	$343	0.39%	0.30%	to	0.30%	14.95%	to	14.95%
2022	6	$52.10	to	$52.10	$322	0.47%	0.30%	to	0.30%	(3.15)%	to	(3.15)%
2021	7	$53.79	to	$53.79	$376	0.24%	0.30%	to	0.30%	27.24%	to	27.24%
2020	10	$42.28	to	$42.28	$422	0.55%	0.30%	to	0.30%	0.55%	to	0.55%
2019	19	$42.04	to	$42.04	$780	0.38%	0.30%	to	0.30%	24.34%	to	24.34%
Invesco V.I. Balanced-Risk Allocation Fund
2023	8	$24.09	to	$24.09	$183	—%	0.30%	to	0.30%	6.08%	to	6.08%
2022	11	$22.71	to	$22.71	$248	6.81%	0.30%	to	0.30%	(14.77)%	to	(14.77)%
2021	15	$26.64	to	$26.64	$396	2.96%	0.30%	to	0.30%	8.93%	to	8.93%
2020	16	$24.46	to	$24.46	$394	7.83%	0.30%	to	0.30%	9.66%	to	9.66%
2019	17	$22.31	to	$22.31	$382	—%	0.30%	to	0.30%	14.54%	to	14.54%
Invesco V.I. Global Strategic Income Fund
2023	54	$18.47	to	$29.27	$1,261	—%	1.15%	to	2.70%	6.04%	to	7.64%
2022	60	$17.16	to	$27.19	$1,321	—%	1.15%	to	2.70%	(13.81)%	to	(12.47)%
2021	73	$19.91	to	$31.07	$1,840	4.57%	1.15%	to	2.70%	(5.99)%	to	(4.52)%
2020	81	$21.18	to	$32.54	$2,167	5.91%	1.15%	to	2.70%	0.64%	to	2.22%
2019	88	$21.04	to	$31.83	$2,303	3.84%	1.15%	to	2.70%	7.85%	to	9.54%
Lazard Retirement International Equity Portfolio
2023	10	$24.96	to	$24.96	$262	1.31%	0.30%	to	0.30%	15.53%	to	15.53%
2022	10	$21.60	to	$21.60	$223	3.63%	0.30%	to	0.30%	(15.26)%	to	(15.26)%
2021	11	$25.49	to	$25.49	$273	0.94%	0.30%	to	0.30%	5.52%	to	5.52%
2020	12	$24.16	to	$24.16	$283	2.24%	0.30%	to	0.30%	7.91%	to	7.91%
2019	12	$22.39	to	$22.39	$260	0.34%	0.30%	to	0.30%	20.64%	to	20.64%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2023	77	$62.95	to	$62.95	$4,845	—%	0.30%	to	0.30%	9.70%	to	9.70%
2022	5	$57.39	to	$57.39	$289	—%	0.30%	to	0.30%	(15.77)%	to	(15.77)%
2021	5	$68.13	to	$68.13	$349	0.05%	0.30%	to	0.30%	19.51%	to	19.51%
2020	9	$57.01	to	$57.01	$536	0.04%	0.30%	to	0.30%	6.47%	to	6.47%
2019	72	$53.55	to	$53.55	$3,860	—%	0.30%	to	0.30%	29.54%	to	29.54%
LVIP JPMorgan Core Bond Fund
2023²	979	$8.22	to	$13.87	$12,384	1.34%	0.30%	to	2.05%	0.31%	to	1.46%
MFS International Intrinsic Value Portfolio
2023	66	$24.74	to	$24.74	$1,638	0.46%	0.30%	to	0.30%	17.02%	to	17.02%
2022	79	$21.15	to	$21.15	$1,670	0.50%	0.30%	to	0.30%	(23.98)%	to	(23.98)%
2021	89	$27.82	to	$27.82	$2,463	0.14%	0.30%	to	0.30%	9.95%	to	9.95%
2020	103	$25.30	to	$25.30	$2,598	0.77%	0.30%	to	0.30%	19.85%	to	19.85%
2019	113	$21.11	to	$21.11	$2,376	1.50%	0.30%	to	0.30%	25.28%	to	25.28%
MFS VIT Total Return Bond Portfolio
2023	1,044	$15.61	to	$23.37	$18,652	2.97%	0.30%	to	2.05%	5.01%	to	6.81%
2022	1,301	$14.86	to	$21.88	$21,800	2.40%	0.30%	to	2.05%	(15.88)%	to	(14.44)%
2021	1,551	$17.67	to	$25.57	$30,750	2.47%	0.30%	to	2.05%	(3.03)%	to	(1.36)%
2020	1,789	$18.03	to	$25.92	$36,398	3.24%	0.30%	to	2.05%	5.97%	to	7.85%
2019	1,832	$17.02	to	$24.03	$35,037	3.25%	0.30%	to	2.05%	7.69%	to	9.59%
MFS VIT Utilities Portfolio
2023	4	$43.90	to	$43.90	$187	3.28%	0.30%	to	0.30%	(2.62)%	to	(2.62)%
2022	3	$45.08	to	$45.08	$142	2.30%	0.30%	to	0.30%	0.18%	to	0.18%
2021	2	$45.00	to	$45.00	$93	1.58%	0.30%	to	0.30%	13.48%	to	13.48%
2020	3	$39.66	to	$39.66	$107	2.05%	0.30%	to	0.30%	5.30%	to	5.30%
2019	11	$37.66	to	$37.66	$431	4.87%	0.30%	to	0.30%	24.43%	to	24.43%
PIMCO VIT Balanced Allocation Portfolio
2023	10,955	$10.80	to	$15.87	$144,077	2.78%	—%	to	3.40%	11.36%	to	15.09%
2022	12,701	$9.70	to	$13.79	$147,616	0.97%	—%	to	3.40%	(18.84)%	to	(16.12)%
2021	14,111	$11.95	to	$16.44	$198,686	0.09%	—%	to	3.40%	2.50%	to	9.70%
2020	5,811	$12.40	to	$13.41	$75,819	0.98%	1.15%	to	2.05%	8.86%	to	9.85%
2019	6,660	$11.39	to	$12.21	$79,383	2.15%	1.15%	to	2.05%	16.59%	to	17.65%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2023	4,250	$5.46	to	$10.11	$27,558	16.27%	—%	to	3.40%	(10.88)%	to	(7.85)%
2022	4,273	$6.12	to	$10.97	$31,764	21.58%	—%	to	3.40%	5.05%	to	8.61%
2021	5,630	$5.82	to	$10.10	$39,437	4.15%	—%	to	3.40%	28.95%	to	33.34%
2020	7,179	$4.51	to	$7.57	$38,457	6.52%	—%	to	3.40%	(2.00)%	to	1.35%
2019	7,681	$4.60	to	$7.47	$41,546	4.47%	—%	to	3.40%	7.76%	to	11.43%
PIMCO VIT Emerging Markets Bond Portfolio
2023	2,999	$13.22	to	$30.49	$51,627	5.70%	—%	to	3.40%	7.49%	to	11.14%
2022	3,452	$12.30	to	$27.86	$54,602	4.82%	—%	to	3.40%	(18.50)%	to	(15.73)%
2021	3,790	$15.08	to	$33.58	$72,587	4.48%	—%	to	3.40%	(5.78)%	to	(2.57)%
2020	4,292	$16.00	to	$35.00	$86,204	4.61%	—%	to	3.40%	3.18%	to	6.70%
2019	4,961	$15.50	to	$33.32	$95,266	4.44%	—%	to	3.40%	11.01%	to	14.80%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2023	8,663	$7.69	to	$11.77	$81,343	2.30%	—%	to	3.40%	4.43%	to	7.98%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2022	9,672	$7.37	to	$10.90	$85,804	1.60%	—%	to	3.40%	(14.45)%	to	(11.55)%
2021	11,150	$8.61	to	$12.32	$113,863	2.00%	—%	to	3.40%	(4.76)%	to	(0.23)%
2020	7,411	$9.17	to	$11.20	$79,472	6.12%	1.15%	to	3.40%	4.70%	to	6.87%
2019	8,493	$8.76	to	$10.48	$85,815	2.21%	1.15%	to	3.40%	4.49%	to	6.66%
PIMCO VIT High Yield Portfolio
2023	11,620	$16.04	to	$36.88	$285,130	5.68%	—%	to	3.40%	8.51%	to	12.25%
2022	14,204	$14.79	to	$32.86	$317,238	5.04%	—%	to	3.40%	(13.29)%	to	(10.30)%
2021	16,580	$17.05	to	$36.63	$420,245	4.44%	—%	to	3.40%	0.17%	to	3.63%
2020	19,322	$17.22	to	$35.34	$481,389	4.85%	—%	to	3.40%	2.26%	to	5.76%
2019	23,360	$16.84	to	$33.42	$560,228	4.96%	—%	to	3.40%	10.97%	to	14.75%
PIMCO VIT Long-Term U.S. Government Portfolio
2023	109	$19.29	to	$31.21	$2,452	2.36%	—%	to	2.60%	1.68%	to	3.68%
2022	127	$18.97	to	$30.11	$2,885	2.04%	—%	to	2.60%	(30.47)%	to	(29.10)%
2021	130	$26.67	to	$42.47	$4,225	1.58%	—%	to	2.60%	(6.99)%	to	(5.07)%
2020	158	$28.68	to	$44.73	$5,405	1.69%	—%	to	2.60%	14.68%	to	17.06%
2019	176	$24.75	to	$38.21	$5,112	1.97%	—%	to	2.60%	10.65%	to	13.00%
PIMCO VIT Low Duration Portfolio
2023	317	$19.28	to	$19.28	$6,121	3.61%	0.30%	to	0.30%	4.66%	to	4.66%
2022	320	$18.42	to	$18.42	$5,901	1.70%	0.30%	to	0.30%	(6.02)%	to	(6.02)%
2021	321	$19.60	to	$19.60	$6,294	0.52%	0.30%	to	0.30%	(1.22)%	to	(1.22)%
2020	336	$19.85	to	$19.85	$6,668	1.27%	0.30%	to	0.30%	2.68%	to	2.68%
2019	448	$19.33	to	$19.33	$8,661	2.74%	0.30%	to	0.30%	3.72%	to	3.72%
PIMCO VIT Real Return Portfolio
2023	10,635	$10.90	to	$22.39	$158,429	2.99%	—%	to	3.40%	0.26%	to	3.67%
2022	12,091	$10.87	to	$21.93	$176,935	7.05%	—%	to	3.40%	(14.80)%	to	(11.91)%
2021	13,984	$12.75	to	$25.29	$236,784	4.93%	—%	to	3.40%	2.13%	to	5.61%
2020	16,003	$12.48	to	$24.32	$261,562	1.41%	—%	to	3.40%	8.08%	to	11.72%
2019	19,087	$11.55	to	$22.11	$284,537	1.65%	—%	to	3.40%	4.92%	to	8.45%
PIMCO VIT StocksPLUS Global Portfolio
2023	10,052	$8.13	to	$23.27	$173,035	2.77%	0.30%	to	3.40%	18.80%	to	22.47%
2022	11,407	$6.77	to	$19.00	$163,479	1.15%	0.30%	to	3.40%	(21.45)%	to	(19.03)%
2021	12,684	$8.52	to	$23.46	$232,366	0.09%	0.30%	to	3.40%	15.40%	to	18.97%
2020	14,716	$7.30	to	$19.72	$231,036	1.12%	0.30%	to	3.40%	9.30%	to	12.70%
2019	17,175	$6.60	to	$17.50	$244,261	1.53%	0.30%	to	3.40%	23.32%	to	27.14%
PIMCO VIT Total Return Portfolio
2023	30,549	$12.04	to	$28.54	$567,133	3.56%	—%	to	3.40%	2.46%	to	5.94%
2022	34,883	$11.74	to	$26.94	$624,283	2.60%	—%	to	3.40%	(17.12)%	to	(14.31)%
2021	38,985	$14.16	to	$31.44	$828,615	1.82%	—%	to	3.40%	(4.52)%	to	(1.27)%
2020	36,758	$14.82	to	$31.85	$800,296	2.13%	—%	to	3.40%	5.07%	to	8.66%
2019	40,947	$14.10	to	$29.31	$836,413	3.02%	—%	to	3.40%	4.80%	to	8.37%
T. Rowe Price Blue Chip Growth Portfolio
2023	52	$70.98	to	$70.98	$3,704	—%	0.30%	to	0.30%	48.51%	to	48.51%
2022	57	$47.80	to	$47.80	$2,720	—%	0.30%	to	0.30%	(38.85)%	to	(38.85)%
2021	61	$78.16	to	$78.16	$4,737	—%	0.30%	to	0.30%	16.98%	to	16.98%
2020	63	$66.81	to	$66.81	$4,230	—%	0.30%	to	0.30%	33.51%	to	33.51%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2019	116	$50.04	to	$50.04	$5,813	—%	0.30%	to	0.30%	29.19%	to	29.19%
T. Rowe Price Equity Income Portfolio
2023	29	$42.37	to	$42.37	$1,210	1.82%	0.30%	to	0.30%	8.99%	to	8.99%
2022	36	$38.88	to	$38.88	$1,405	1.70%	0.30%	to	0.30%	(3.87)%	to	(3.87)%
2021	34	$40.44	to	$40.44	$1,389	1.45%	0.30%	to	0.30%	24.84%	to	24.84%
2020	28	$32.40	to	$32.40	$917	2.07%	0.30%	to	0.30%	0.65%	to	0.65%
2019	41	$32.19	to	$32.19	$1,320	1.97%	0.30%	to	0.30%	25.67%	to	25.67%
T. Rowe Price Health Sciences Portfolio
2023	5	$118.27	to	$118.27	$619	—%	0.30%	to	0.30%	2.38%	to	2.38%
2022	8	$115.52	to	$115.52	$881	—%	0.30%	to	0.30%	(12.95)%	to	(12.95)%
2021	8	$132.70	to	$132.70	$1,051	—%	0.30%	to	0.30%	12.49%	to	12.49%
2020	9	$117.96	to	$117.96	$1,004	—%	0.30%	to	0.30%	28.88%	to	28.88%
2019	13	$91.53	to	$91.53	$1,194	—%	0.30%	to	0.30%	28.24%	to	28.24%
Templeton Global Bond VIP Fund
2023	7,507	$19.70	to	$64.79	$276,461	—%	—%	to	3.40%	(0.55)%	to	2.88%
2022	8,678	$19.80	to	$62.98	$316,928	—%	—%	to	3.40%	(8.12)%	to	(4.95)%
2021	10,147	$21.55	to	$66.26	$396,914	—%	—%	to	3.40%	(8.17)%	to	(4.99)%
2020	11,044	$23.85	to	$69.74	$463,529	8.33%	—%	to	3.40%	(8.41)%	to	(5.28)%
2019	12,315	$26.04	to	$73.63	$555,889	7.08%	—%	to	3.40%	(1.35)%	to	2.01%

1. Period from June 18, 2021 (fund commencement) to December 31, 2021
2. Period from April 28, 2023 (fund commencement) to December 31, 2023

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits, the account fee for the Income Advantage Account, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown above, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.

**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2023, 2022, 2021, 2020 and 2019, are $16,041, $14,063, $15,614, $10,473, and $9,974, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2023

(7) Subsequent Events
No material subsequent events have occurred since December 31, 2023 through April 8, 2024, the date at which the financial statements were issued, that would require adjustment to the financial statements.

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statutory Financial Statements
December 31, 2023 and 2022
(With Report of Independent Auditors Thereon)

Report of Independent Auditors

To the Board of Directors of Allianz Life Insurance Company of North America

Opinions

We have audited the accompanying statutory financial statements of Allianz Life Insurance Company of North America (the "Company"), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, of capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Minnesota Department of Commerce Insurance Division described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Minnesota Department of Commerce Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Minnesota Department of Commerce Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Statutory Financial Statements as of December 31, 2023

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota
April 8, 2024

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
December 31, 2023 and 2022
(Dollars in millions, except share data)

Admitted Assets	2023	2022
Cash and invested assets:
Bonds	$89,197	89,143
Stocks	323	251
Investment in subsidiaries	1,442	1,442
Mortgage loans on real estate	18,115	17,728
Real estate	92	82
Cash, cash equivalents and short-term investments	3,431	2,232
Policy loans	509	309
Derivative assets	3,278	973
Other invested assets	4,754	3,504
Total cash and invested assets	121,141	115,664
Investment income due and accrued	1,471	1,273
Current federal and foreign income tax recoverable	583	270
Deferred tax asset, net	564	379
Other assets	1,326	1,035
Admitted assets, exclusive of separate account assets	125,085	118,621
Separate account assets	52,781	43,502
Total admitted assets	$177,866	162,123
See accompanying notes to statutory financial statements.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
December 31, 2023 and 2022
(Dollars in millions, except share data)

Liabilities and Capital and Surplus	2023	2022
Policyholder liabilities:
Life policies and annuity contracts	$91,114	98,386
Accident and health policies	2,666	2,440
Deposit-type contracts	3,842	4,233
Life policy and contract claims	24	10
Accident and health policy and contract claims	24	22
Funds held under reinsurance treaties	10,034	139
Other policyholder funds	188	138
Total policyholder liabilities	107,892	105,368
Interest maintenance reserve	93	172
General expenses due and accrued	174	196
Due from separate accounts	(1,325)	(751)
Current income taxes payable	66	102
Borrowed money	2,515	2,010
Asset valuation reserve	1,442	1,266
Derivative liabilities	2,835	747
Other liabilities	4,359	2,996
Liabilities, exclusive of separate account liabilities	118,051	112,106
Separate account liabilities	52,781	43,502
Total liabilities	170,832	155,608
Capital and surplus:
Class A, Series A preferred stock, $1 par value. Authorized, issued, and outstanding, 8,909,195 shares; liquidation preference of $0 and $10 at December 31, 2023 and 2022, respectively	9	9
Class A, Series B preferred stock, $1 par value. Authorized, 10,000,000 shares; issued and outstanding, 9,994,289 shares; liquidation preference of $0 and $12 at December 31, 2023 and 2022, respectively	10	10
Common stock, $1 par value. Authorized, 40,000,000 shares; issued and outstanding, 20,000,001 shares at December 31, 2023 and 2022, respectively	20	20
Additional paid-in capital	3,676	3,676
Special surplus funds	(13)	(301)
Unassigned surplus	3,332	3,101
Total capital and surplus	7,034	6,515
Total liabilities and capital and surplus	$177,866	162,123

See accompanying notes to statutory financial statements.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statutory Statements of Operations
Years ended December 31, 2023, 2022, and 2021
(Dollars in millions)

	2023	2022	2021
Income:
Premiums and annuity considerations	$17,503	14,288	14,125
Consideration for supplementary contracts	130	139	166
Net investment income	4,822	4,544	4,866
Commissions and expense allowances on reinsurance ceded	736	649	1,093
Reserve adjustments related to reinsurance ceded	(2,271)	(1,194)	(454)
Fees from separate accounts	436	488	574
Other	248	(503)	(32)
Total income	21,604	18,411	20,338
Benefits and other expenses:
Policyholder benefits	1,860	1,846	2,076
Surrenders	10,584	6,653	8,800
Change in aggregate reserves and deposit funds	3,482	3,113	4,316
Commissions and other agent compensation	1,820	1,539	1,480
General and administrative expenses	862	697	715
Net transfers to separate accounts	834	1,732	2,424
Total benefits and other expenses	19,442	15,580	19,811
Income from operations before federal income taxes and net realized capital gain	2,162	2,831	527
Income tax expense (benefit)	574	(2)	1,091
Net income (loss) from operations before net realized capital gain	1,588	2,833	(564)
Net realized capital (loss) gain, net of taxes and interest maintenance reserve	(797)	(1,986)	1,856
Net income	$791	847	1,292

See accompanying notes to statutory financial statements.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statutory Statements of Capital and Surplus
Years ended December 31, 2023, 2022, and 2021
(Dollars in millions)

	2023	2022	2021
Capital and surplus at beginning of year	$6,515	10,705	7,661
Change due to correction of accounting error (Note 3)	34	—	40
Adjusted balance at beginning of year	6,549	10,705	7,701
Net income	791	847	1,292
Change in unrealized capital gain (loss)	522	(516)	(142)
Change in net deferred income tax	235	54	215
Change in asset valuation reserve	(176)	(118)	(165)
Dividends paid to parent	(500)	(4,100)	(900)
Change in unamortized gain on reinsurance transactions	(305)	(254)	2,737
Other changes in capital and surplus	(82)	(103)	(33)
Capital and surplus at end of year	$7,034	6,515	10,705

See accompanying notes to statutory financial statements.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statutory Statements of Cash Flow
Years ended December 31, 2023, 2022, and 2021
(Dollars in millions)

	2023	2022	2021
Cash flow from operating activities:
Revenues:
Premiums and annuity considerations, net	$15,681	14,427	14,291
Net investment income	4,663	4,352	5,069
Commissions and expense allowances on reinsurance ceded	431	333	385
Fees from separate accounts	436	488	574
Other	9	148	256
Cash provided by operating activities	21,220	19,748	20,575
Benefits and expenses paid:
Benefit and loss-related payments	11,632	9,619	19,238
Net transfers to separate accounts	1,408	1,849	2,766
Commissions, expenses paid, and aggregate write-ins for deductions	3,036	2,459	2,119
Income tax paid, net	833	616	709
Other	—	—	(16)
Cash used in operating activities	16,909	14,543	24,816
Net cash provided by (used in) operating activities	4,311	5,205	(4,241)
Cash flow from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	14,591	19,619	30,622
Stocks	144	98	282
Mortgage loans	781	1,403	1,806
Real estate	1	5	3
Other invested assets	157	154	81
Derivatives	—	—	1,213
Miscellaneous proceeds	264	893	35
Cash provided by investing activities	15,938	22,172	34,042
Cost of investments acquired:
Bonds	14,777	15,529	24,350
Stocks	219	107	292
Mortgage loans	1,223	2,030	3,347
Real estate	12	11	17
Other invested assets	956	549	408
Derivatives	410	3,881	—
Miscellaneous applications	785	—	78
Cash used in investing activities	18,382	22,107	28,492
Net increase in policy loans and premium notes	200	41	12
Net cash (used in) provided by investing activities	(2,644)	24	5,538
Cash flow from financing and miscellaneous activities:
Change in borrowed money	500	—	500
Payments on deposit-type contracts and other insurance liabilities, net of deposits	(1,135)	(1,203)	(1,264)
Dividends paid to parent	(500)	(4,100)	(900)
Other cash provided (used)	667	(909)	2,672
Net cash (used in) provided by financing and miscellaneous activities	(468)	(6,212)	1,008
Net change in cash, cash equivalents, and short-term investments	1,199	(983)	2,305
Cash, cash equivalents, and short-term investments:
Beginning of year	2,232	3,215	910
End of year	$3,431	2,232	3,215
See accompanying notes to statutory financial statements.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(1)    Organization and Nature of Operations
Allianz Life Insurance Company of North America (the Company) is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA or parent company), which is a wholly-owned subsidiary of Allianz Europe, B.V. Allianz Europe, B.V. is a wholly-owned subsidiary of Allianz SE. Allianz SE is a European company registered in Munich, Germany, and is the Company’s ultimate parent. The Company has a wholly-owned life insurance company subsidiary, Allianz Life Insurance Company of New York (AZNY). The Company also wholly owns a captive reinsurer, Allianz Life Insurance Company of Missouri (AZMO).
The Company is a life insurance company licensed to sell annuity, group and individual life, and group and individual accident and health policies in the United States, Canada, and several U.S. territories. Based on statutory net premium written, the Company's business is predominately annuity. The annuity business consists of fixed-indexed, variable-indexed, variable, and fixed annuities. The life business consists of both individual and group life. Life business includes products with guaranteed premiums and benefits and consists principally of fixed-indexed universal life (FIUL) policies and closed blocks of universal life policies, term insurance policies, and limited payment contracts. Accident and health business is primarily comprised of closed blocks of long-term care (LTC) insurance. The Company’s primary distribution channels are through independent agents, broker-dealers, banks, and third-party marketing organizations.
After evaluating the Company’s ability to continue as a going concern, management is not aware of any conditions or events which raise substantial doubt concerning the Company’s ability to continue as a going concern as of the date of filing these Statutory Financial Statements.
(2)    Summary of Significant Accounting Policies
(a)    Basis of Presentation
The Statutory Financial Statements have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce (the Department). The Department recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and its solvency under Minnesota insurance law. The state of Minnesota has adopted the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles (SAP), without significant modification. The Company has no material statutory accounting practices that differ from those of the Department or NAIC SAP. These practices differ in some respects from accounting principles generally accepted in the United States of America (U.S. GAAP). The effects of these differences, while not quantified, are presumed to be material to the Statutory Financial Statements. The more significant of these differences are as follows:
(1)    Acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are charged to current operations as incurred. Under U.S. GAAP, acquisition costs that are directly related to the successful acquisition of insurance contracts are capitalized and charged to operations on a straight-line basis over the expected term of the related contracts.
(2)    Aggregate reserves for life policies and annuity contracts, excluding variable annuities, are based on statutory mortality and interest assumptions without consideration for lapses or withdrawals. Under U.S. GAAP, aggregate reserves consider lapses and withdrawals.
(3)    Certain reinsurance transactions, primarily used for annuity business, are recognized as reinsurance for statutory purposes only.
(4)    Ceded reinsurance recoverable are netted against their related reserves within Policyholder liabilities, Life policies and annuity contracts and Life policy and contract claims, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Under U.S. GAAP, these ceded reserves are presented on a gross basis as an asset.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(5)    The Company reinsures a portion of its in-force block of business through several reinsurance agreements. Under NAIC SAP, the after-tax gains associated with these indemnity reinsurance transactions are recorded in Unassigned surplus and recognized through income as future earnings of the books of business emerge. Under U.S. GAAP, the pretax gains associated with such transactions that qualify as reinsurance, are deferred as liabilities and are amortized into operations over the revenue-producing period of the policies.
(6)    Bonds are carried at values prescribed by the NAIC, generally amortized cost, except for those with an NAIC rating of 6, which are reported at the lower of amortized cost or fair value. Under U.S. GAAP, bonds classified as “available-for-sale” are carried at fair value, with unrealized gains and losses recorded in stockholder’s equity.
(7)    Changes in deferred income taxes are recorded directly to Unassigned surplus. Under U.S. GAAP, these items are generally recorded as an item of income tax benefit or expense in operations. Moreover, under NAIC SAP, a valuation allowance may be recorded against the deferred tax asset (DTA) and admittance testing may result in an additional charge to capital and surplus for nonadmitted portions of DTAs. Under U.S. GAAP, a valuation allowance may be recorded against the DTA and reflected as an expense.
(8)    Investments in subsidiaries are carried at net equity values as prescribed by the NAIC. Changes in equity values are reflected in Unassigned surplus within the Statutory Statements of Capital and Surplus as credits or charges to Unassigned surplus. Under U.S. GAAP, wholly owned subsidiary results are consolidated.
(9)    The Company is required to establish an asset valuation reserve (AVR) liability and an interest maintenance reserve (IMR) liability. The AVR provides for a standardized statutory investment valuation reserve for certain invested assets. Changes in this reserve are recorded as direct charges or credits to Unassigned surplus. The IMR is designed to defer net realized capital gains and losses, net of tax, resulting from changes in the level of prevailing market interest rates and amortize them into income within the Statutory Statements of Operations over the remaining life of the investment sold. The IMR represents the unamortized portion of applicable investment gains and losses as of the balance sheet date. There is no such concept under U.S. GAAP.
(10)    Canadian asset and liability amounts are expressed in Canadian dollars without foreign exchange translation into U.S. dollars. A net foreign currency translation adjustment is recorded within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus with an offset to Other changes in capital and surplus within the Statutory Statements of Capital and Surplus. Under U.S. GAAP, Canadian assets and liabilities are converted to U.S. dollars, with any translation adjustment recorded to stockholder’s equity.
(11)    Certain assets designated as “nonadmitted assets” are not recognized and are charged directly to Unassigned surplus within the Statutory Statements of Capital and Surplus. These include, but are not limited to, investments in unaudited subsidiary, controlled, and affiliated (SCA) entities, electronic data processing (EDP) software, portions of goodwill, furniture and fixtures, prepaid expenses, receivables outstanding greater than 90 days, and portions of DTAs. There is no such concept under U.S. GAAP.
(12)    A provision is made for amounts ceded to unauthorized reinsurers in excess of collateral in the form of a trust or letter of credit through a direct charge to Unassigned surplus within the Statutory Statements of Capital and Surplus. There is no such requirement under U.S. GAAP.
(13)    Revenues for universal life policies and annuity contracts, excluding deposit-type contracts, are recognized as revenue when received within the Statutory Statements of Operations. Under U.S. GAAP, policy and contract fees charged for the cost of insurance, policy administrative charges, amortization of policy initiation fees, and surrender contract charges are recorded as revenues when earned.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(14)    Benefits for universal life policies and annuity contracts within the Statutory Statements of Operations, excluding deposit-type contracts, consist of payments made to policyholders. Under U.S. GAAP, benefits represent interest credited, and claims and benefits incurred in excess of the policyholder’s contract balance.
(15)    Derivatives are reported at fair value in accordance with SSAP No. 86, Derivatives (SSAP No. 86) and SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees (SSAP No. 108). See additional information in section (k) of this note and note 5. Changes in the fair value of derivatives, except those reported under SSAP No. 108, are recorded as direct adjustments to Unassigned surplus as a component of Change in unrealized capital gains (losses) within the Statutory Statements of Capital and Surplus. For derivatives reported under SSAP No. 108, changes in fair value are recognized as net deferred assets or liabilities within Other assets or Other liabilities, respectively, in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, for fluctuations in fair value that do not offset the changes in the hedged item. The deferred asset or liability is amortized over the timeframe required under SSAP No. 108. Under U.S. GAAP, changes in the fair value of derivatives are recorded in derivative income (loss) as part of operating income and the hedged derivatives are carried at fair value. In addition, the effective and ineffective portions of a hedge are accounted for separately.
(16)    Commissions allowed by reinsurers on business ceded are reported as income when received within the Statutory Statements of Operations. Under U.S. GAAP, such commissions are deferred and amortized as a component of deferred acquisition costs to the extent recoverable.
(17)    The Statutory Financial Statements do not include a statement of comprehensive income as required under U.S. GAAP.
(18)    The Statutory Statements of Cash Flow do not classify cash flows consistent with U.S. GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.
(19)    The calculation of reserves and transfers in the separate account statement requires the use of a Commissioners Annuity Reserve Valuation Method (CARVM) allowance on annuities for NAIC SAP. There is no such requirement under U.S. GAAP.
(20)    Sales inducements and premium bonuses are included in Life policies and annuity contracts in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, and are charged to current operations as incurred. Under U.S. GAAP, deferred sales inducements and premium bonuses are similarly reserved; however, the costs are capitalized as assets and charged to operations as future profits are recognized in a manner similar to acquisition costs.
(21)    Negative cash balances are presented as a negative asset within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. These balances are presented as a liability under U.S. GAAP.
(22)    Embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument. Under U.S. GAAP, entities must separate the embedded derivative from the host contracts and separately account for those embedded derivatives at fair value.
(23)    For certain annuity products with a market value adjustment feature sold to Minnesota residents (MN MVA) and variable-indexed annuities, the Department requires the Company to maintain a separate asset portfolio to back related reserves. These assets and liabilities are required to be included as part of the Separate account assets and Separate account liabilities presented on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Under U.S. GAAP, there is no such requirement.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(b)    Permitted and Prescribed Statutory Accounting Practices
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis permitted or prescribed by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted or prescribed practices that differ from NAIC SAP that had an impact on net income or surplus as of December 31, 2023, 2022, and 2021.
The Company’s subsidiary, AZMO, has adopted an accounting practice that is prescribed by the Department of Insurance, Financial Institutions, and Professional Registration of the State of Missouri (the Missouri Department). The effect of the accounting practice allows a letter of credit to be carried as an admitted asset. The balance of the letter of credit asset at December 31, 2023 and 2022 was $99 and $117, respectively. Under NAIC SAP, this letter of credit would not be allowed as an admitted asset.
This prescribed practice does not impact the net income of AZMO and results in increases to surplus of $99 and $117 as of December 31, 2023 and 2022, respectively. The Company’s carrying value of its investment in AZMO per the audited statutory surplus was $391 and $395, and the carrying value of its investment in AZMO would have been $292 and $278 if AZMO had completed Statutory Financial Statements in accordance with the NAIC SAP as of December 31, 2023 and 2022, respectively. AZMO maintains an adequate amount of surplus such that if it had not adopted the prescribed practice, surplus would still exceed the risk-based capital requirements.
(c)    Use of Estimates
The preparation of Statutory Financial Statements in conformity with NAIC SAP requires management to make certain estimates and assumptions that affect reported amounts of admitted assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of December 31, 2023 and 2022, and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used within the Statutory Financial Statements. Such changes in estimates are recorded in the period they are determined.
(d)    Premiums and Annuity Considerations
Life premiums are recognized as income over the premium paying period of the related policies. Nondeposit-type annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.
(e)    Aggregate Reserves for Life Policies and Annuity Contracts
Reserves are principally calculated as the minimum reserves permitted by the state where the contract is issued for the year in which the contract is issued.
For the Company’s fixed annuity product lines, reserves are calculated using CARVM. The Company uses both issue year and change in fund basis for the calculation method, on a curtate basis, using the maximum allowable interest rate. Deferred fixed-interest and fixed-indexed annuities typically have a two-tier structure to encourage annuitization, or a single-tier structure, which may include a market value adjustment. Either two-tier or single-tier annuities may include bonuses.
For the Company’s variable and variable-indexed annuity product lines, reserves are calculated using VM-21, Requirements for Principle-Based Reserves for Variable Annuities (VM-21). Variable deferred annuities include a wide range of guaranteed minimum death benefits and living benefits (income, accumulation, and withdrawal).
Reserves for immediate annuities are calculated using current prescribed mortality tables.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Aggregate reserves for life insurance policies are principally calculated using the Commissioners Reserve Valuation Method (CRVM) or VM-20, Requirements for Principle-Based Reserves for Life Products, depending on the policy's issue date. Additional reserves are held for supplemental benefits and for contracts with secondary guarantees, consistent with prescribed regulations and actuarial guidelines.
Statutory capital volatility arises on the FIUL products due to the timing mismatch between when changes in the Company's derivative instruments and the hedged statutory reserve are recognized in income. To reduce the Company's capital sensitivity, the Company records a voluntary reserve, which accounts for policyholder index credits that are not included in minimum reserves minus expected investment income before credits are paid (floored at zero). The Company began recording this reserve in 2023, and the balance was $302 as of December 31, 2023.
The Company performs an annual asset adequacy analysis as required by regulation covering substantially all of its reserves. These tests are not only performed under the required interest rate scenarios, but also under additional stochastically generated interest and equity growth scenarios. Sensitivity tests, including policy lapse, annuitization, maintenance expenses, and investment return, are performed to evaluate potential insufficiencies in reserve adequacy. The results of these tests and analysis resulted in $0 of additional reserves at December 31, 2023 and 2022, respectively.
(f)    Aggregate Reserves for Accident and Health Policies
For accident and health business, reserves consist of active life reserves (mainly reserves for unearned premiums and reserves for contingent benefits on individual LTC business) and claim reserves (the present value of amounts not yet due). Claim reserves represent incurred but unpaid claims under group policies. For the LTC business, the asset adequacy analysis was performed through a gross premium valuation. At December 31, 2023 and 2022, the results of these tests and analysis supported the establishment of additional reserves of $492 and $412, respectively.
(g)    Deposit-type Contracts
Deposit-type contracts represent liabilities to policyholders in a payout status, who have chosen a fixed payout option without life contingencies. The premiums and claims related to deposit-type contracts are not reflected in the Statutory Statements of Operations as they do not have insurance risk. The Company accounts for the contract as a deposit-type contract in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(h)    Policy and Contract Claims
Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses on the Company’s accident and health business. Actuarial reserve development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or LTC benefits include interest and mortality discounting.
(i)    Reinsurance
The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Amounts recoverable from reinsurers represent account balances and unpaid claims covered under reinsurance contracts. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable and are included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
Included in Unassigned surplus is the gain recognized when the Company enters into a coinsurance, modified coinsurance (modco) or yearly renewable term (YRT) agreement on existing business. The gain is deferred and

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

amortized into operations on a basis consistent with how the future earnings emerge on the underlying business.
Reserve adjustments related to reinsurance ceded in the Statutory Statements of Operations include reserve changes received from reinsurers on modified coinsurance (modco) and funds withheld treaties. Under a modco or funds withheld agreement, the ceded reserves and a portfolio of assets remain on the Company's Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Ceded reserves for modco are presented within Life policies and annuity contracts on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, while ceded reserves for funds withheld are presented within Funds held under reinsurance treaties. Assets supporting these treaties are considered restricted as they are not under the full control of the Company.
(j)    Investments
Investment values are determined in accordance with methods prescribed by the NAIC.
Bonds and Stocks
The Securities Valuation Office (SVO) of the NAIC evaluates the credit quality of the Company’s bond investments. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), or “5” (lower quality) are reported at cost adjusted for the amortization of premiums, accretion of discounts, and any impairment. Bonds rated at “6” (lowest quality) are carried at the lower of amortized cost or fair value with any adjustments to fair value recorded to Unassigned surplus within the Statutory Statements of Capital and Surplus.
In accordance with its investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date declared and interest is accrued as earned. Premiums or discounts on bonds are amortized using the constant-yield method.
Loan-backed securities and structured securities are amortized using anticipated prepayments, in addition to other less significant factors. Prepayment assumptions for loan-backed and structured securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. The Company recognizes income using the modified scientific method based on prepayment assumptions and the estimated economic life of the securities. For structured securities, except for collateralized debt obligations (CDOs) and impaired bonds, when actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments retrospectively. Any resulting adjustment is included in Net investment income on the Statutory Statements of Operations. For CDOs and impaired bonds, when adjustments are made for anticipated prepayments and other expected changes in future cash flows, the effective yield is recalculated using the prospective method as required by Statement of Statutory Accounting Principles (SSAP) No. 43R – Loan Backed and Structured Securities (SSAP No. 43R).
Hybrid securities are investments structured to have characteristics of both stocks and bonds. The Company records these securities within Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
Common stocks, other than investments in subsidiaries and Federal Home Loan Bank (FHLB) stock, are carried at fair value. FHLB stock is carried at cost, which approximates fair value.
Gross realized gains and losses are computed based on the average amortized cost of all lots held for a particular CUSIP.
The fair value of bonds and common stocks is obtained from third-party pricing sources whenever possible. Management completes its own independent price verification (IPV) process, which ensures security pricing is obtained from a third-party source other than the sources used by the Company's internal and external investment managers. The IPV process supports the reasonableness of price overrides and challenges by the

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

internal and external investment managers and reviews pricing for appropriateness. Results of the IPV process are reviewed by the Company’s Pricing Committee.
The Company reviews its combined investment portfolio, including subsidiaries, in aggregate each quarter to determine if declines in fair value are other than temporary.
For bonds for which the fair value is less than amortized cost, the Company evaluates whether a credit loss exists by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security; (b) changes in the financial condition, credit rating, and near-term prospects of the issuer; (c) whether the issuer is current on contractually obligated interest and principal payments; (d) changes in the financial condition of the security’s underlying collateral, if any; and (e) the payment structure of the security. For loan-backed securities, the Company must allocate other-than-temporary impairments (OTTI) between interest and noninterest-related declines in fair value. Interest-related impairments are considered other than temporary when the Company has the intent to sell the investment prior to recovery of the cost of the investment. The Company maintains a prohibited disposal list that restricts the ability of the investment managers to sell securities in a significant unrealized loss position and requires formal attestations from investment managers regarding their lack of intent to sell certain securities.
The Company evaluates whether equity securities are other-than-temporarily impaired through a review process which includes, but is not limited to, market analysis, analyzing current events, assessing recent price declines, and management’s judgment related to the likelihood of recovery within a reasonable period of time.
Impairments considered to be other-than-temporary are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Statutory Statements of Operations in the period in which the impairment is determined. Recognition of the realized loss is subject to potential offset by AVR and IMR.
The Company holds certain cash equivalents which receive bond treatment based on their underlying securities. These are classified as Other assets receiving bond treatment in Note 5.
Investment in Subsidiaries
Common stock of the Company’s insurance subsidiaries is carried at SAP capital and surplus, and investments in non-insurance subsidiaries are carried at U.S. GAAP equity value adjusted for certain items that are considered to be non-admitted. Unaudited subsidiaries are fully non-admitted.
Mortgage Loans on Real Estate
Mortgage loans on real estate, including commercial mortgage loans (CMLs) and residential mortgage loans (RMLs), are carried at the outstanding principal balance, adjusted for any impairment. The fair value of CMLs is calculated by analyzing individual loans and assigning ratings to each loan based on a combination of loan-to-value ratios and debt service coverage ratios. Fair value is determined based on these factors as well as the contractual cash flows of each loan and the current market interest rates for similar loans. The fair value of RMLs is calculated by discounting estimated cash flows, with discount rates based on current market conditions. The Company evaluates loans quarterly to assess whether there is an impairment based on the likelihood of receiving all contractual cash flows. The Company accounts for interest income on impaired loans on a cash basis. Interest accrual is discontinued for impaired loans and interest income is only recognized when received. Payments received on impaired loans are applied to accrued interest, and payments received in excess of accrued interest are applied to principal.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Real Estate
Real estate primarily represents the Company’s home office property, and is carried at depreciated cost less encumbrances in accordance with SSAP No. 40 – Real Estate Investments. Real estate income, including income received from home office property, is included in Net investment income on the Statutory Statements of Operations. Real estate, exclusive of land, is depreciated on a straight-line basis over estimated useful lives ranging from 3 to 40 years. At December 31, 2023 and 2022, accumulated depreciation was $88 and $83, respectively. Furthermore, as of December 31, 2023 and 2022, real estate was presented net of encumbrances of $8 and $20, respectively, as discussed in Note 7.
The Company had real estate classified as held for sale that was transferred from RMLs in the amount of $4 and $0 as of December 31, 2023 and 2022, respectively. Allianz Life sold properties with a book value of $1, $4 and $3 during the years ended December 31, 2023, 2022 and 2021, respectively, and recognized a gain of $0, $1, and $0 during the years ended December 31, 2023, 2022 and 2021, respectively.
Cash, Cash Equivalents and Short-term Investments
Cash and cash equivalents may include cash on hand, demand deposits, money market funds, reverse repurchase agreements (repo), and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the carrying value is deemed to approximate fair value.
In the normal course of business, the Company enters into bilateral and tri-party repos, whereby the Company purchases securities and simultaneously agrees to resell the same securities at a stated price on a specified date in the future, for the purpose of earning a specified rate of return. An affiliate of the Company serves as the agent in the bilateral agreements and an unaffiliated bank serves as the custodian in the tri-party agreements. The bilateral agreements require purchases of specifically identified securities. If at any time the fair value of those purchased securities falls below the purchase price, additional collateral in the form of cash or additional securities is required to be transferred to ensure margin maintenance. The tri-party agreements allow for the purchase of certain bonds and structured securities, and require a minimum of 102% of fair value of the securities purchased to be maintained as collateral.
The Company’s repos are accounted for as collateralized lending in accordance with SSAP No. 103R – Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP No. 103R), whereby the amounts paid for the securities are reported as cash equivalents within Cash and cash equivalents on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The difference between the amount paid and the amount at which the securities will be resold is reported as interest income within Net investment income on the Statutory Statements of Operations.
Short-term investments are comprised of bonds due in one year or less at original purchase. Due to the short-term nature of these investments, the carrying value is deemed to approximate fair value.
Policy Loans
Policy loans are supported by the underlying cash value of the policies. Policy loans are carried at unpaid principal balances plus accrued interest income on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The unpaid principal balances are not in excess of the cash surrender values of the related policies.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Other Invested Assets
The Company participates in securities lending arrangements whereby specific securities are loaned to other institutions. The Company receives collateral from these arrangements including cash and cash equivalents, which can be reinvested based on the Company's discretion, and noncash collateral, which may not be sold or re-pledged unless the counterparty is in default. The Company accounts for its securities lending transactions as secured borrowings, in which the cash collateral received and the related obligation to return the cash collateral are recorded in Other invested assets and Other liabilities, respectively, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Noncash collateral received is not reflected on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Securities on loan remain on the Company’s Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, and interest and dividend income earned by the Company on loaned securities is recognized in Net investment income on the Statutory Statements of Operations.
Company policy requires a minimum of 102% of fair value of securities loaned under securities lending agreements to be maintained as collateral. The Company's sources of cash used to return cash collateral is dependent upon the liquidity of current market conditions. The Company has policies in place to manage reinvested collateral at appropriate levels of liquidity.
The Company invests in low income housing tax credit (LIHTC) investments for tax benefits. In accordance with SSAP No. 93 – Low Income Housing Tax Credit Property Investments, the LIHTC investments are carried at cost and adjusted for amortization based on the proportion of total tax credits and other tax benefits expected to be received over the life of the investments. The Company records an asset for the full unfunded investment amount upon entering into a LIHTC agreement; amortization decreases the asset balance over time. A corresponding liability is recorded for the unfunded commitment balance beginning when the LIHTC investment is initially funded, which decreases as the Company provides capital to fund. The asset and liability are recorded in Other invested assets and Other liabilities, respectively, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The tax benefit is recognized within Income tax expense within the Statutory Statements of Operations. The amortization of the investment is recorded as Net investment income and any impairments are included in Net realized capital gain (loss) within the Statutory Statements of Operations.
The Company invests in limited partnerships (LPs) which are recorded using the equity method in line with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies. The assets are recorded in Other invested assets and Other liabilities, respectively, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The Company recognizes income in Net investment income on the Statutory Statement of Operations for distributions deemed to be income distributions by the LP if the accumulated earnings balance is positive, and if it is zero, it reduces the book value. For distributions deemed to be a return of capital by the LP, the book value is reduced regardless of whether the undistributed accumulated earnings balance is positive.
Receivables and payables for securities are carried at fair value on the trade date and represent a timing difference on securities that are traded at the balance sheet date but not settled until subsequent to the balance sheet date. Receivables and payables for securities are included in Other invested assets and Other liabilities, respectively, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(k)    Derivatives
The Company utilizes derivatives within certain actively managed investment portfolios for hedging purposes.
Hedge Accounting
The Company elects hedge accounting under SSAP No. 86 and SSAP No. 108 for certain qualifying derivative instruments. To qualify for hedge accounting, at inception, the Company formally documents the risk management objective and strategy for undertaking the hedging transaction. The documentation links a specific derivative to a specific asset or liability on the Statutory Statements of Assets, Liabilities, and Capital

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

and Surplus, identifies how the derivative is expected to offset the exposure to changes in the hedged item's fair value or variability in cash flows attributable to the designated hedge risk, and the effectiveness testing methods to be used. Hedge effectiveness is formally assessed at inception and on a quarterly basis throughout the life of the designated hedging relationships.
Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge effectiveness may be measured using either the dollar offset method or regression analysis. The dollar offset method compares changes in fair value or cash flows of the hedging instrument with changes in the fair value or cash flows of the hedged item attributable to the hedged risk. Regression analysis is a statistical technique used to measure the relationships between the fair values or cash flows of a derivative and a hedged item and how each reacts to changes in the designated hedge risk (i.e., interest rates, foreign currency rates).
A derivative instrument is either classified as an effective hedge or an ineffective hedge. Entities must account for the derivative at fair value if deemed to be ineffective or becomes ineffective. For those derivatives qualifying as effective for hedge accounting under SSAP No. 86, the change in the carrying value or cash flow of the derivative shall be recorded consistently with the way that changes in the carrying value or cash flows of the hedged item are recorded. For those derivatives qualifying as effective for hedge accounting under SSAP No. 108, the derivative is carried at fair value.
Foreign Currency Swaps
The Company utilizes foreign currency swaps to hedge cash flows and applies hedge accounting. Specifically, the Company uses foreign currency swaps to hedge foreign currency and interest rate fluctuations on certain underlying foreign currency denominated fixed-maturity securities. The foreign currency swaps are reported at amortized cost from the date hedge accounting is designated and deemed to be effective, which is consistent with the accounting for the bonds that are the subject of the hedge accounting transactions.
Interest Rate Swaps on Variable Annuity Insurance Liabilities
The Company utilizes interest rate swaps (IRS) to hedge the interest rate risk on certain variable annuity guarantee benefits. These are accounted for as a cash flow hedge under SSAP No. 86 and a fair value hedge under SSAP No. 108.

Prior to January 1, 2020, the Company had IRS that hedge the interest rate risk on certain variable annuity guarantee benefits held at amortized cost in accordance with SSAP No. 86. The initial book value of the IRS represented the book value created from inception until the designation of hedge accounting. These IRS were held at amortized cost and changes were recognized to the extent they offset changes in the AG43 reserve for the hedged item due to interest rate movement. The initial book value and subsequent changes due to the hedged item or realized gains or losses recorded under hedge accounting (hedge adjustment) are amortized over the duration of the hedge program, approximated by AG43 standard scenario revenues.

Effective January 1, 2020, the Company de-designated its previous hedging relationship under SSAP No. 86 and simultaneously designated the hedging relationship described above under SSAP No. 108. The remaining balance of the SSAP No. 86 hedge adjustment is recorded within Other liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus, and will be amortized over the life of the former hedge program.
The table below represents the hedge adjustment balance under SSAP No. 86:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2023	2022
Hedge adjustment balance - beginning of year	$401	455
Amount amortized into earnings during the year	(49)	(54)
Hedge adjustment balance - end of year	$352	401
Effective January 1, 2020, the Company designated the hedging relationship described above under SSAP No. 108. The hedged item consists of a portion of the Company's variable annuity block of business minimum benefit guarantees that are sensitive to interest rate movement. The hedged portion of the block is determined on a monthly basis based on the percentage of the economic liability being hedged. The related hedging instrument is a portfolio of interest rate swap derivatives which follows a dynamic hedging strategy. Changes in interest rates impact the present value of the future product cash flows.
The Company recognizes a net deferred asset or liability within Other assets or Other liabilities, respectively, on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus for fluctuations in fair value that do not offset the changes in the hedged liability. Beginning July 1, 2021, the Company elected to amortize the deferred balance that existed as of June 30, 2021 over five years, in accordance with SSAP No. 108, paragraph 14.c. Changes in the deferred balance after July 1, 2021 will be amortized over the timeframe required under SSAP No. 108, paragraph 14, which is the Macaulay duration of guarantee benefit cash flows, capped at 10 years.
The hedge strategy is compliant with VM-21 Clearly Defined Hedge Strategy (CDHS) requirements and meets all the criteria to be defined as an effective hedge relationship as required by SSAP No. 108. The Company entered into this hedging relationship effective January 1, 2020 and no changes in hedging strategy have occurred since inception. Hedge effectiveness is measured in accordance with SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2023.

In accordance with SSAP No. 108, an amount equal to the net deferred asset and deferred liability is allocated from Unassigned funds to Special surplus funds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The following table shows the deferred activity for the years ended December 31, 2023 and 2022.

	2023	2022
Net deferred liability - beginning of year	$300	$1,437
Amortization	(219)	(269)
Additional amounts deferred	(68)	(868)
Net deferred liability - end of year	$13	$300

The net deferred balance will amortize over the next 10 years, as shown below:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Amortization year	Deferred assets	Deferred liabilities
2024	$(310)	$528
2025	(310)	528
2026	(217)	282
2027	(124)	37
2028	(124)	37
2029	(123)	36
2030	(123)	36
2031	(123)	36
2032	(77)	27
2033	(22)	$19
Total	$(1,553)	$1,566
The company did not have other changes related to open derivatives removed from SSAP No. 86 and captured in scope of SSAP No. 108 for the years ended December 31, 2023 and 2022. During the years ended December 31, 2023 and 2022, the fair value changes available for application under SSAP No. 108 was $(58) and $(1,712), respectively.
The Company did not have any hedging strategies identified as no longer highly effective and did not terminate any hedging strategies during the years ended December 31, 2023 and 2022.
Nonqualifying hedging
        Futures and Options Contracts
The Company provides benefits through certain life and annuity products which are linked to the fluctuation of various market indices, and certain variable annuity contracts that provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter (OTC) option contracts, exchange-traded option (ETO) contracts, and exchange-traded futures contracts tied to an underlying index with similar characteristics with the objective to economically hedge these benefits. Management monitors in-force amounts as well as option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If actual persistency deviated, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.
The OTC option contracts and ETO contracts are reported at fair value in Derivative assets and Derivative liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The fair value of the OTC options is derived internally and deemed by management to be reasonable via performing an IPV process. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The fair value of the ETO contacts is based on quoted market prices. Incremental gains and losses from expiring options are included in Net realized capital gain (loss) on the Statutory Statements of Operations. The liability for the related policyholder benefits is reported in Life policies and annuity contracts on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The unrealized gain or loss on open OTC option contracts is recognized as a direct adjustment to Unassigned surplus within the Statutory Statements of Capital and Surplus. Any unrealized gains or losses on open OTC option contracts are recognized as realized when the contracts mature (see Note 5 for further discussion).
Futures contracts do not require an initial cash outlay, and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded as of the end of the reporting period. A derivative asset or liability and an offsetting variation margin payable or receivable is recorded in Derivative assets or Derivative liabilities in the Statutory Statements of Admitted

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Assets, Liabilities, and Capital and Surplus for the outstanding unpaid variation margin representing market movements on the last trading day of the year.
Gains and losses are not considered realized until the termination or expiration of the futures contract. Unrealized gains and losses on futures contracts are reflected in the Statutory Statements of Capital and Surplus in Unassigned surplus, within Change in unrealized capital gains (loss). Realized gains and losses on futures contracts are included in the Statutory Statements of Operations, Net realized capital gain (loss), net of taxes and interest maintenance reserve.
Interest Rate Swaps, Credit Default Swaps, Total Return Swaps, and To Be Announced Securities
The Company utilizes IRS, credit default swaps (CDS), total return swaps (TRS), and To Be Announced (TBA) securities to economically hedge market risks embedded in certain life and annuity products. The IRS, CDS, TRS and TBA securities are reported at fair value in Derivative assets or Derivative liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The fair value of the IRS, CDS, and TBA securities are derived using a third-party vendor software program and deemed by management to be reasonable. Centrally cleared IRS fair values are obtained from the exchange on which they are traded. The fair value of the TRS is based on counterparty pricing and deemed by management to be reasonable. Changes in unrealized gains and losses on the swaps are recorded as a direct adjustment to Unassigned surplus within the Statutory Statements of Capital and Surplus. Gains and losses on exchange cleared IRS are recorded as unrealized until the contracts mature or are disposed at which time they are recorded as realized, subject to offset by IMR.
(l)    Corporate-Owned Life Insurance
Corporate-owned life insurance (COLI) is recognized initially as the amount of premiums paid. Subsequent measurement of the contract is based upon the amount that could be realized assuming the surrender of an individual-life policy (or certificate in a group policy), otherwise known as the cash surrender value (CSV), in accordance with SSAP No. 21 – Other Admitted Assets (SSAP No. 21). Changes in CSV resulting from subsequent measurement of the contract are recognized as a component of Other income on the Statutory Statements of Operations. The Company’s COLI policies are reported in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(m)    Borrowed Money
The Company is a member of the FHLB of Des Moines, primarily for the purpose of participating in the FHLB’s mortgage collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. Through its membership, the Company has issued debt to the FHLB in exchange for cash advances. It is part of the Company’s strategy to utilize funds borrowed from the FHLB for operations and strategic initiatives. The Company’s current borrowings are not subject to prepayment obligations.
Funds obtained from the FHLB and accrued interest are included within Borrowed money within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus in accordance with SSAP No. 15 – Debt and Holding Company Obligations. The collateral pledged to FHLB is reported as admitted assets within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus in accordance with admissibility testing under SSAP No. 30 – Unaffiliated Common Stock.
(n)    Income Taxes
The Company and its subsidiaries file a consolidated federal income tax return with AZOA and all of its wholly-owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code (IRC) and its related regulations and reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, and its insurance subsidiaries, generally will be paid for the tax benefit of any of their tax attributes used by any member of the consolidated group.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Any such change could significantly affect the amounts reported in the Statutory Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. DTAs and deferred tax liabilities (DTLs), net of the nonadmitted portion are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross DTAs and DTLs are measured using enacted tax rates and are considered for admitted tax asset status according to the admissibility test as set forth by the NAIC. Changes in DTAs and DTLs, including changes attributable to changes in tax rates, are recognized as a component of Unassigned surplus on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(o)    Separate Accounts
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable and variable-indexed annuity contract holders. Separate account assets are reported at fair value in accordance with SSAP No. 56 – Separate Accounts (SSAP No. 56), with the exception of certain bonds, mortgage loans, other invested assets, cash, cash equivalents, securities lending reinvested collateral assets and investment income due and accrued. Certain assets that are allocated to the index options for the Allianz Index Advantage Variable Annuity (VIA), as listed above, are carried at amortized cost in accordance with the product filing requirements in the state of Minnesota.
Amounts due from separate accounts primarily represent the difference between the surrender value of the contracts and the Separate account liability as disclosed on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. This receivable represents the surrender fee that would be paid to the Company upon the surrender of the policy or contract by the policyholder or contract holder as of December 31. Amounts charged to the contract holders for mortality and contract maintenance, and other administrative services fees are included in income within Fees from separate accounts on the Statutory Statements of Operations. These fees have been earned and assessed against contract holders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Transfers to (from) separate accounts within the Statutory Statements of Operations primarily includes transfers for new premium and annuity considerations, benefit payments, surrender charge wear-off, realized and unrealized investment gains/losses, investment income, and other contractholder behavior.
(p)    Receivables
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Any balances outstanding more than 90 days are nonadmitted on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(q)    Reclassifications
In the year ended December 31, 2023 there was an amendment to a reinsurance treaty which converted ceded reserves from modco to funds withheld. This change resulted in the funds withheld reserve balance to be material enough to warrant its own line, Funds held under reinsurance treaties on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Prior to this change, the funds withheld reserve balance was included in Other liabilities. The prior year balance was reclassified from Other liabilities to Funds held

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

under reinsurance treaties on the Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus to conform to the current year presentation.

(3)    Accounting Changes and Corrections of Errors
Accounting Changes
Not applicable.
Recently Issued Accounting Standards – Adopted in 2023
In March 2020, the NAIC adopted NS 2020-12, Reference Rate Reform, which provides optional guidance for a limited period of time to ease the potential burden on accounting for reference rate reform. The expedients outlined in the amendment are for modifications solely related to reference rate reform and optionally suspend assessments for re-measuring a contract. The Company adopted these amendments effective March 12, 2020. In August 2023, the NAIC adopted NS 2023-05, whereby the sunset date for relief afforded by NS 2020-12, was deferred until December 31, 2024. The Company has evaluated the impact of the new guidance and has identified financial assets which have terms related to reference rates that are expected to be discontinued. As of December 31, 2023, the Company has utilized the optional expedient to account for all modifications to financial assets occurring as a result of reference rate reform as a continuation of the existing financial asset. There was no impact on net income or surplus during the year ended December 31, 2023, as a result of adopting the revisions.
In August 2023, the NAIC adopted INT 23-01 Negative IMR. The temporary relief, which is optional for all companies required to maintain an AVR and IMR, allows for those entities to admit a limited amount of a net negative IMR balance as an admitted asset on a reporting entity's balance sheet. The revisions were effective as of August 13, 2023, and will be automatically nullified on January 1, 2026. Although the Company currently has a net positive IMR balance, the Company has adopted this item for the purposes of December 31, 2023 reporting. There was no impact on net income or surplus during the year ended December 31, 2023, as a result of adopting the INT.
Recently Issued Accounting Standards – Adopted in 2022
Not applicable.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Recently Issued Accounting Standards – Adopted in 2021
In July 2020, the NAIC adopted revisions to SSAP No. 32R, Preferred Stock. The revisions update the definitions, measurement, and impairment guidance for various types of preferred stock and require perpetual preferred stock to be measured at fair value, not to exceed any currently effective call price, instead of at the lower of cost or fair value. The revisions were effective January 1, 2021. The implementation of these revisions on January 1, 2021 resulted in a pre-tax increase to surplus of $2.
In 2021, the NAIC extended the following interpretations (INT) in response to the COVID-19 pandemic:
•INT 20-03, Troubled Debt Restructuring due to COVID-19. This INT followed the interagency COVID-19 guidance issued by federal and state prudential banking regulators (and concurred by the FASB) and the Coronavirus Aid, Relief, and Economic Security (CARES) Act. Specifically, a modification of a mortgage loan or bank loan terms did not result in troubled debt restructurings as long as the modification was in response to COVID-19, the borrower was current at the time of the modification, and the modification was short-term. In addition, insurers were not required to designate mortgage loans or bank loans with deferrals granted due to COVID-19 as past due or report them as nonaccrual loans. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not impact the Company.
•INT 20-07, Troubled Debt Restructuring of Certain Debt Investments Due to COVID-19. This INT provided temporary guidance by allowing practical expedients when assessing whether modifications made to debt securities (under SSAP 26R and 43R) due to COVID-19 are insignificant. Specifically, the guidance proposed restructurings in response to COVID-19 are considered to be insignificant if the restructuring resulted in a 10% or less shortfall amount in the contractual amount due and did not extend the maturity of the investment by more than 3 years. This INT was effective for the period beginning March 1, 2020 and originally expired on December 31, 2020. In January 2021, the provisions in this INT were extended updating the effective period to be the earlier of January 1, 2022 or the date that is 60 days after the date on which the national emergency declared by the President terminates. This INT did not impact the Company.
In November 2021, the NAIC adopted revisions to SSAP No. 43R, Loan Backed and Structured Securities. The revisions state that non-rated residual tranches currently classified as bonds should be reclassified to other invested assets, and held at lower of cost or market. The revisions are effective December 31, 2022, with early application permitted. The company has adopted these revisions, resulting in no change due to no non-rated residual tranches classified as bonds as of December 31, 2021. There was no impact on net income or surplus during the year-ended December 31, 2021, as a result of adopting the revisions.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Recently Issued Accounting Standards – To Be Adopted
In August of 2023, the NAIC adopted revisions to SSAP No. 26R, SSAP No. 43R, and updated references for various SSAPs to accommodate the two newly revised and adopted standards. Both revised SSAPs as well as the updated references were adopted as part of SAPWG's Principles Based Bond Definition project, and represent the first step towards implementing the new bond definition. The revised standards will be effective starting January 1, 2025. The Company has begun assessing the impacts of the amendments on the financial statements in anticipation of the January 1, 2025 effective date.
In December 2023, the NAIC adopted revisions to the Annual Statement Instructions through Ref #2023-15: IMR/AVR Specific Allocations. The revisions clarify the treatment of realized gains or losses in the context of allocating those gains and losses to either AVR or IMR. While the amendment reflects a SAP Clarification, the amendment addresses a new concept in basing the allocation of realized gains or losses on an "Acute Credit Event." The amendment is effective beginning January 1, 2024, and the Company plans to adopt these revisions as of that date. As this amendment applies to future transactions, there will be no impact to net income or surplus upon adoption.
Corrections of Errors
The Company records corrections of errors in accordance with SSAP No. 3 – Accounting Changes and Correction of Errors (SSAP No. 3). SSAP No. 3 prescribes that the correction of errors in previously issued Statutory Financial Statements will be reported as an adjustment to capital and surplus in the period the error is detected. These errors are shown within Correction of errors, net of tax, on the Statutory Statements of Capital and Surplus.
During 2023, an error was identified related to the consistency of presenting internal exchanges between lines of business. These internal exchanges represent 1035 tax-free exchanges initiated by the policyholder to transition from an existing annuity contract to a new like kind annuity contract. On the Fixed Annuity line of business, the transaction is accounted for as a surrender within Surrenders on the Statement of Operations, and a subsequent application of premium on the new contract within Premiums and annuity considerations on the Statement of Operations. This methodology was not consistently applied to the Variable Annuity line of business, as the transaction was recorded net, with no financial statement impact. This error resulted in an equal and offsetting understatement of Premium and annuity consideration and Surrenders within the Statement of Operations for periods ended prior to January 1, 2023. Beginning January 1, 2023, the Company began recording the Variable Annuity transactions similarly to Fixed Annuities. There was no impact recorded as a correction of an error in the Statements of Capital and Surplus as surplus was correct as of December 31, 2022 due to the immateriality of the adjustment.
During 2023, an error was identified related to the Company’s calculation of reserves for certain long-term care (LTC) products. Joint policies were incorrectly labeled within the LTC experience studies used by management to set morbidity-related assumptions for 2022 and 2023 unlocking. Had the correct experience studies been used when setting assumptions, management determined they would have set their best estimate morbidity-related assumptions differently for 2022. This error resulted in a $43 pre-tax decrease of Accident and health policies on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus and a $34 increase in after-tax surplus within the Statutory Statements of Capital and Surplus for periods ended prior to January 1, 2023.
During 2021, an error was identified related to the Company’s calculation of scheduled payments for certain fixed-indexed annuity products. The model for policies that have elected the scheduled payment option always used an income period of 10 years. After payments are received, future benefits and therefore the remaining benefit period, should have reduced but did not. This resulted in the Company holding excess reserves after policyholders elected this option. The error resulted in a $50 pre-tax overstatement of policyholder liabilities for life policies and annuity contracts and a corresponding $40 after-tax understatement of total capital and surplus as of December 31, 2020. Policyholder liabilities for life policies and annuity contracts on the Company’s financial statements were adjusted in 2021 to correct for the prior period impact.
During the year ended December 31, 2022 there were no corrections of errors recorded on the Statutory Statements of Capital and Surplus.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(4)    Risk Disclosures
The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:
(a)    Credit Risk
Credit risk is the risk that issuers of fixed-income securities, borrowers of mortgages on commercial real estate, or other parties with whom the Company has transactions, such as reinsurers and derivative counterparties, default on their contractual obligations, resulting in unexpected credit losses.
The Company mitigates this risk by adhering to investment policies and limits that provide portfolio diversification on an asset class, asset quality, creditor, and geographical basis, and by complying with investment limitations from applicable state insurance laws and regulations. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk is influenced by management’s risk/return preferences, the economic and credit environment, and the ability to manage this risk through liability portfolio management.
For derivative counterparties, the Company mitigates credit risk by tracking and limiting exposure to each counterparty through limits that are reported regularly and, once breached, restricts further trades; establishing relationships with counterparties rated BBB+ and higher; and monitoring the CDS of each counterparty as an early warning signal to cease trading when credit default swap spreads imply severe impairment in credit quality.
The Company executes Credit Support Annexes (CSA) with all active and new counterparties which further limits credit risk by requiring counterparties to post collateral to a segregated account to cover any counterparty exposure. Additionally most transactions are cleared through a clearinghouse thereby transferring counterparty risk from the bank to the clearinghouse that tends to have stronger credit. This often leads to increased collateralization and lower counterparty risk for the Company.
(b)    Credit Concentration Risk
Credit concentration risk is the risk of increased exposure to significant asset defaults (of a single security issuer); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.
The Company’s Finance Committee, responsible for asset/liability management (ALM) issues, recommends an investment policy to the Company’s Board of Directors (BOD) and approves the strategic asset allocation and accompanying investment mandates for an asset manager with respect to asset class. The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by the Finance Committee who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. The Finance Committee and, subsequently, the BOD review the investment policy at least annually.
To further mitigate this risk, internal concentration limits based on credit rating and sector are established and are monitored regularly. Any ultimate obligor group exceeding these limits is placed on a restricted list to prevent further purchases, and the excess exposure may be actively sold down to comply with concentration limit guidelines. Any exceptions require Chief Risk Officer approval and monitoring by the Risk Committee. Further, the Company performs a quarterly concentration risk calculation to ensure compliance with the State of Minnesota insurance regulations.
(c)    Liquidity Risk
Liquidity risk is the risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in a realized loss or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Liquidity risk also includes the risk that in the event of a company liquidity crisis, refinancing is only possible at higher interest rates. Liquidity risk can be

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

affected by the maturity of liabilities, the presence of withdrawal penalties, the breadth of funding sources, and terms of funding sources. It can also be affected by counterparty collateral triggers as well as whether anticipated liquidity sources, such as credit agreements, are cancelable.
The Company manages liquidity within four specific domains: (1) monitoring product development, product management, business operations, and the investment portfolio; (2) setting ALM strategies; (3) managing the cash requirements stemming from the Company’s derivative dynamic economic hedging activities; and (4) establishing liquidity facilities to provide additional liquidity. The Company has established liquidity risk limits, which are approved by the Company’s Risk Committee, and the Company monitors its liquidity risk regularly. The Company also sets target levels for the liquid securities in its investment portfolio.
(d)    Interest Rate Risk
Interest rate risk is the risk that movements in interest rates or interest rate volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities and/or an unfavorable change in prepayment activity resulting in compressed interest margins.
The Company has an ALM strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration. The Company further limits interest rate risk on variable annuity guarantees through interest rate hedges. The Company monitors the economic and accounting impacts of interest rate sensitivities on assets and liabilities regularly.
(e)    Equity Market Risk
Equity market risk is the risk that movements in equity prices or equity volatility will cause a decrease in the value of an insurer’s assets relative to the value of its liabilities.
The policy value of the fixed-indexed universal life, fixed-indexed annuity, and variable-indexed annuity products is generally linked to equity market indices. The Company economically hedges this exposure with derivatives.
Variable annuity products guarantee minimum payments regardless of market movements. The Company has adopted an economic hedging program to manage the equity risk of these products.
The Company monitors the impacts of equity sensitivities on assets and liabilities regularly.
Basis risk is the risk that variable annuity hedge asset values change unexpectedly relative to the value of the underlying separate account funds of the variable annuity contracts. Basis risk may arise from the Company’s inability to directly hedge the underlying investment options of the variable annuity contracts. The Company regularly reviews and synchronizes fund mappings, product design features, hedge design, and manages funds line-up.
(f)    Operational Risk
Operational risk is the risk of loss resulting from inadequate or failed internal processes and systems, from human misbehavior or error, or from external events. Operational risk is comprised of the following seven risk categories: (1) external fraud; (2) internal fraud; (3) employment practices and workplace safety; (4) clients/third-party, products and business practices; (5) damage to physical assets; (6) business disruption and system failure; and (7) execution, delivery, and process management. Operational risk is comprehensively managed through a combination of core qualitative and quantitative activities.
The Operational Risk Management framework includes the following key activities: (1) an Operational Risk Capital Model covering all material types of operational risks, under which the Company quantifies and regularly monitors operational risk; (2) a loss data capture policy to create transparency and gather information about losses that meet a designated threshold, requiring business owners to identify and resolve the root cause of operational loss events; and (3) a bottom-up risk assessment process for significant operational risk scenarios to proactively manage significant operational risk scenarios throughout the organization.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(g)    Regulatory Change Risk
Regulatory change risk is the risk that regulatory changes and imposed regulation may materially impact the Company's business model, sales levels, company financials and ability to effectively comply with regulations.
The Company actively monitors all regulatory changes and participates in national and international discussions relating to legal, regulatory, and accounting changes. The Company maintains active membership with various professional and industry trade organizations. A formal process exists to review, analyze, and implement new legislation as it is enacted.
(h)    Rating Agency Risk
Rating agency risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Rating agency capital is calculated and analyzed at least annually. Rating agency risk is also addressed in the TRA process and on an ad hoc basis as necessary.
(i)    Mortality/Longevity Risk
Mortality/longevity risk is the risk that mortality experience is different than the life expectancy assumptions used by the Company to price its products.
The Company mitigates mortality risk primarily through reinsurance, whereby the Company cedes a significant portion of its mortality risk to third parties. The Company also manages mortality risk through the underwriting process. Both mortality and longevity risks are managed through the review of life expectancy assumptions and experience in conjunction with active product management.
(j)    Lapse Risk
Lapse risk is the risk that actual lapse experience evolves differently than the assumptions used for pricing and valuation exercises leading to a significant loss in Company value and/or income.
The Company mitigates this risk by performing sensitivity analysis at the time of pricing to affect product design, adding Market Value Adjustments and surrender charges when appropriate, regular ALM analysis, and exercising management levers at issue, as well as post-issue as experience evolves. Policyholder experience is monitored regularly.
(k)    Cyber Security Risk
Cyber security risk is the risk of losses due to external and/or internal attacks impacting the confidentiality, integrity, and/or availability of key systems, data, and processes reliant on digital technology. The Company has implemented preventative, detective, response, and recovery measures including firewalls, intrusion detection and prevention, advanced malware detection, spyware and anti-virus software, email protection, network and laptop encryption, web content filtering, web application firewalls, and regular scanning of all servers and network devices to identify vulnerabilities. Controls are implemented to prevent and review unauthorized access.
(l)    Reinsurance Risk
Reinsurance risk is the risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure to certain business lines and to enable better capital management.
Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

The Company mitigates this risk by requiring certain counterparties to post collateral to cover the exposure and to meet thresholds related to the counterparty’s credit rating, exposure, or other factors. For counterparties that are not initially required to post collateral, if the thresholds are not met by those counterparties, they are required to establish a trust or letter of credit backed by assets meeting certain quality criteria. All arrangements are regularly monitored to determine whether trusts or letters of credit are sufficient to support the ceded liabilities and that their terms are being met. In addition, the Company reviews the financial standings and ratings of its reinsurance counterparties and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies regularly.
(5)    Investments
(a)    Bonds, Other Assets Receiving Bond Treatment, and Stocks
At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investments, excluding investments in affiliates, are shown below:

	2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds:
U.S. government	$5,218	37	474	4,781
Agencies not backed by the full faith and credit of the U.S. government	2	—	—	2
States and political subdivisions	6,028	92	410	5,710
Foreign governments	2,455	30	298	2,187
Corporate securities	71,359	740	6,260	65,839
Mortgage-backed securities	5,191	49	486	4,754
Collateralized debt obligations	12	6	—	18
Total bonds	90,265	954	7,928	83,291
Common stocks	309	22	8	323
Total	$90,574	976	7,936	83,614

	2022
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Bonds:
U.S. government	$5,492	2	535	4,959
Agencies not backed by the full faith and credit of the U.S. government	2	—	—	2
States and political subdivisions	6,768	76	600	6,244
Foreign governments	1,949	2	336	1,615
Corporate securities	69,765	315	9,191	60,889
Mortgage-backed securities	6,287	29	645	5,671
Collateralized debt obligations	12	8	—	20
Total bonds	90,275	432	11,307	79,400
Common stocks	260	8	17	251
Total	$90,535	440	11,324	79,651

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

At December 31, 2023, amortized cost differed from the carrying value of bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus due to NAIC-6 rates bonds where the market value was lower than amortized cost. The total unrealized losses recorded by the Company for these bonds was $1 as of December 31, 2023 and $1 as of December 31, 2022.
The Company had NAIC-6 rated bonds with a statement value of $29 and $2 as of December 31, 2023 and 2022, respectively. There was no interest due on bonds in default, which was excluded from investment income due and accrued as of December 31, 2023 and 2022.
At December 31, 2023 and 2022, the Company had hybrid securities with a carrying value of $0 and $0, respectively.
As of December 31, 2023 and 2022, investments with a statement value of $31 and $32, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.
The amortized cost and fair value of bonds and other assets receiving bond treatment reported in the statutory Annual Statement Schedule D Part 1A at December 31, 2023, by contractual maturity, are shown below:

	Carrying value	Fair value
Due in 1 year or less	$2,099	$2,088
Due after 1 year through 5 years	10,139	9,866
Due after 5 years through 10 years	16,704	15,562
Due after 10 years through 20 years	26,912	25,675
Due after 20 years	27,668	23,932
No maturity date	1,540	1,395
Mortgage-backed and other structured securities	5,203	4,773
Total bonds and other assets receiving bond treatment	$90,265	$83,291
Expected maturities will differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of bonds includes sales, maturities, paydowns, and other redemptions of bonds and other assets receiving bond treatment. Proceeds from sales of bonds for the years ended December 31 are shown below:

	2023	2022	2021
Proceeds from sales	$14,591	19,619	30,577
Gross gains	111	251	1,313
Gross losses	487	475	101
Proceeds from sales of common stocks for the years ended December 31 are shown below:

	2023	2022	2021
Proceeds from sales	$144	98	241
Gross gains	5	4	11
Gross losses	2	1	—
Proceeds from sales of preferred stocks for the years ended December 31 are shown below:

	2023	2022	2021
Proceeds from sales	$—	—	40
Gross gains	—	—	1
Gross losses	—	—	—

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

For the years ended December 31, 2023 and 2022, there were 72 and 174 CUSIPs sold, disposed, or otherwise redeemed as a result of a callable feature, respectively. The aggregate amount of investment income generated as a result of these transactions was $4 and $73 for 2023 and 2022, respectively.
The Company’s bond portfolio includes mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.
(b)    Unrealized Investment Losses
To determine whether or not declines in fair value are other than temporary, the Company performs a quarterly review of its entire combined investment portfolio, including investments held by subsidiaries, using quoted market prices by third-party sources. For further discussion, see Notes 2 and 6.
Unrealized losses and the related fair value of investments held by the Company for the years ended December 31 are shown below:

	2023
	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S. government	$77	1	3,535	473	3,612	474
Agencies not backed by the full faith and credit of the U.S. government	—	—	2	—	2	—
Foreign government	165	5	1,453	293	1,618	298
States and political subdivisions	534	10	3,641	400	4,175	410
Corporate securities	4,334	144	43,962	6,116	48,296	6,260
Mortgage-backed securities	177	3	4,067	483	4,244	486
Total bonds	5,287	163	56,660	7,765	61,947	7,928
Common stock	1	—	39	8	40	8
Total temporarily impaired securities	$5,288	163	56,699	7,773	61,987	7,936

	2022
	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Bonds:
U.S. government	$3,023	319	744	216	3,767	535
Agencies not backed by the full faith and credit of the U.S. government	2	—	—	—	2	—
Foreign government	1,105	202	423	134	1,528	336
States and political subdivisions	4,770	574	49	26	4,819	600
Corporate securities	46,456	7,027	7,507	2,164	53,963	9,191
Mortgage-backed securities	4,912	524	512	121	5,424	645
Total bonds	60,268	8,646	9,235	2,661	69,503	11,307
Common stock	85	11	22	6	107	17
Total temporarily impaired securities	$60,353	8,657	9,257	2,667	69,610	11,324
As of December 31, 2023 and 2022, the number of investment holdings that were in an unrealized loss position was 5,164 and 5,895, respectively, for bonds, and 24 and 30, respectively, for common stocks.
As of December 31, 2023 and 2022, of the total amount of unrealized losses, $7,766, or 97.9%, and $11,091, or 97.9%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having an NAIC SVO credit rating of 1 or 2. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received and does not consider these investments to be other-than-temporarily impaired.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(c)    Realized Investment Gains (Losses)
Net realized capital gains (losses) for the years ended December 31 are shown below:

	2023	2022	2021
Bonds	$(449)	(308)	1,199
Stocks	3	3	11
Mortgage Loans	(46)	(46)	(8)
Real estate	—	1	—
Derivatives	(819)	(2,118)	1,883
Other	63	184	(39)
Total realized capital (losses) gains	(1,248)	(2,285)	3,046
Income tax benefit (expense) on net realized gains (losses)	102	43	(249)
Total realized capital (losses) gains, net of taxes	(1,146)	(2,242)	2,797
Net (losses) gains transferred to IMR, net of taxes	(349)	(256)	941
Net realized (losses) gains, net of taxes and IMR	$(797)	(1,986)	1,856
(d)    Net Investment Income
Major categories of net investment income for the years ended December 31 are shown below:

	2023	2022	2021
Interest:
Bonds	$4,078	3,783	4,233
Mortgage loans on real estate	743	703	682
Policy loans	18	13	12
Cash, cash equivalents, and short-term investments	162	23	—
Dividends:
Stocks	13	10	13
Investment in subsidiaries	101	77	51
Rental income on real estate	21	21	20
Derivatives	(65)	19	37
Other	21	10	(92)
Gross investment income	5,092	4,659	4,956
Investment expenses	(304)	(155)	(137)
Net investment income before amortization of IMR	4,788	4,504	4,819
Amortization of IMR	34	40	47
Net investment income	$4,822	4,544	4,866
Interest income due and accrued for the years ended December 31 was as follows:

	2023	2022
Gross	$1,471	1,273
Nonadmitted	—	—
Admitted	$1,471	1,273
The Company had no aggregate deferred interest as of December 31, 2023 and 2022.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

The Company had the following cumulative amounts of paid-in-kind (PIK) interest included in the current principal balance as of December 31, 2023 and 2022:

	2023	2022
Cumulative amounts of PIK interest included in the current principal balance	$10	—
(e)    Mortgage Loans on Real Estate
The Company's investment in mortgage loans on real estate includes CMLs and RMLs at December 31, 2023 and 2022.
At December 31, 2023 and 2022, the Company's CML portfolio includes concentrations exceeding 10% for the following states:

	2023		2022
	Concentration Amount	Concentration %	Concentration Amount	Concentration %
California	$3,516	21.6%	$3,545	22.4%
The maximum lending rates for CMLs made during 2023 and 2022 were 9.1% and 6.6%, respectively. The minimum lending rates for CMLs made during 2023 and 2022 were 3.9% and 2.8%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan extension exclusive of insured, guaranteed or purchased money mortgages was 109.7% and 76.5% during 2023 and 2022, respectively.
At December 31, 2023 and 2022, the Company's RML portfolio includes concentrations exceeding 10% for the following states:

	2023		2022
	Concentration Amount	Concentration %	Concentration Amount	Concentration %
California	$541	29.5%	$546	29.2%
New York	231	12.6%	238	12.7%
The maximum lending rates for RMLs made during 2023 and 2022 was 14.0% and 12.0%, respectively. The minimum lending rates for RMLs made during 2023 and 2022 was 2.8% and 2.8%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan extension exclusive of insured, guaranteed or purchased money mortgages for RMLs was 172.8% and 160.9% during 2023 and 2022, respectively.
As of December 31, 2023 and 2022, there were $2 and $0, respectively of taxes, assessments, or amounts advanced that were excluded from the mortgage loan investment total.
(1)    Age Analysis of Mortgage Loans
The following table presents an age analysis of the Company's mortgage loan investments as of December 31, 2023 and 2022 by type:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2023		2022
	Residential	Commercial	Residential	Commercial
Current	$1,786	16,225	1,799	15,855
30-59 Days Past Due	—	—	27	—
60-89 Days Past Due	—	—	8	—
90-179 Days Past Due	18	—	16	—
180+ Days Past Due	30	56	23	—
Total	$1,834	16,281	1,873	15,855
The Company had the following allowance for credit losses as of December 31:

	2023	2022
Balance at beginning of period	$—	—
Additions charged to operations	16	—
Direct write-downs charged against the allowances	—	—
Recoveries of amounts previously charged off	—	—
Balance at end of period	$16	—
There were no mortgage loan investments greater than 90 days past due and still accruing interest as of December 31, 2023 and 2022.
There were no mortgage loan investments for which interest was reduced as of December 31, 2023 and 2022.
As of December 31, 2023 and 2022 there were no RMLs in which the Company participated as a co-lender in a mortgage loan agreement. As of December 31, 2023 and 2022, for CML investments, the recorded investment for which the Company participated as a co-lender in a mortgage loan agreement was $2,338 and $2,505, respectively.
(2) Impaired Mortgage Loans
For the years ended December 31, 2023, and 2022, the recorded investment in impaired CMLs was $56, and $69, respectively. The average recorded investment in impaired mortgage loans for the year ended December 31, 2023, and 2022 was $91 and $69, respectively. There was no related allowance for credit losses on these investments and the Company did not participate as a co-lender in the related mortgage loan agreement. The recorded investment in impaired CMLs in nonaccrual status was $56 and $0 for the years ended December 31, 2023 and 2022, respectively. There was no recorded investment in impaired RMLs for the years ended December 31, 2023, and 2022.
There was $7, $5 and $0 interest income recognized on impaired mortgage loans for the years ended December 31, 2023, 2022 and 2021, respectively. The Company recognizes interest income on its impaired mortgage loans upon receipt of payment.
As of December 31, 2023 and 2022, the Company derecognized mortgage loans as a result of foreclosure of $3 and $0, respectively.
(3) Credit Quality Indicators
The Company analyzes certain financing receivables for credit risk by using specific credit quality indicators. The Company has determined the loan-to-value ratio and the debt service coverage ratio are the most reliable indicators in analyzing the credit risk of its CML portfolio. The loan-to-value ratio is based on the Company’s internal valuation methodologies, including discounted cash flow analysis and comparative sales, depending on the characteristics of the property being evaluated. The debt service coverage ratio analysis is normalized to reflect a 25 year amortization schedule.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

The credit quality of CMLs as of December 31 is shown below:

	Debt Service Coverage Ratios
2023	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
Loan-to-value ratios:
Less than 50%	$6,071	274	278	171	6,794	41.7%
50% – 60%	5,211	762	370	198	6,541	40.2%
60% – 70%	1,953	325	114	148	2,540	15.6%
70% – 80%	109	—	124	—	233	1.4%
80% – 90%	—	—	50	—	50	0.3%
90% – 100%	—	—	63	—	63	0.4%
Greater than 100%	—	—	60	—	60	0.4%
Total	$13,344	1,361	1,059	517	16,281	100.0%

	Debt Service Coverage Ratios
2022	Greater than 1.4x	1.2x – 1.4x	1.0x – 1.2x	Less than 1.0x	Total	Percent of Total
Loan-to-value ratios:
Less than 50%	$4,784	82	376	676	5,918	37.3%
50% – 60%	4,298	896	202	950	6,346	40.0%
60% – 70%	2,201	571	223	464	3,459	21.8%
70% – 80%	90	28	—	14	132	0.9%
80% – 90%	—	—	—	—	—	—%
90% – 100%	—	—	—	—	—	—%
Greater than 100%	—	—	—	—	—	—%
Total	$11,373	1,577	801	2,104	15,855	100.0%

The Company has determined the delinquency status and the loan-to-value ratio are the most reliable indicators in analyzing the credit risk of its RML portfolio. The loan-to-value ratio is based on the Company's internal valuation methodologies, including discounted cash flow analysis and comparative sales, depending on the characteristics of the property being evaluated.

The loan-to-value ratios of RMLs as of December 31 are shown below:

	2023		2022
	Total	Percent of Total	Total	Percent of Total
Loan-to-value ratios:
Below 70%	$659	35.9%	$604	32.2%
70% to 79%	959	52.3%	1,043	55.7%
80% to 89%	197	10.7%	208	11.1%
90% to 95%	12	0.7%	16	0.9%
Above 95%	7	0.4%	2	0.1%
Total	$1,834	100.0%	$1,873	100.0%

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(4) Restructured Mortgage Loans
For impaired mortgage loans that are not in default, the Company recognizes and records interest income as earned. For impaired mortgage loans that are in default, the accrued interest on the loan is recorded as investment income due and accrued if deemed collectible by the Company. If an impaired mortgage loan in default has any investment income due and accrued which is 180 days past due and collectible, the investment income continues to accrue, but all interest related to the loan is reported as a nonadmitted asset. If accrued interest on an impaired mortgage loan in default is not collectible, the accrued interest is written off immediately and no further interest is accrued.
During 2023, two CMLs, which were both supported by a single property and with a total principal balance at time of restructure of $74, were modified in a way that met the definition of a troubled debt restructuring under SSAP No. 36. The modification of the CMLs resulted in a portion of the existing carrying values of the loan being written off, alongside a partial principal paydown on the remaining principal of the loans. Additionally, the loans were modified to reflect a new interest rate and a new term for the loan. Upon modification, the Company wrote off $19 of the existing loans’ principal, while receiving an immediate principal paydown of $17, resulting in a single loan with a new principal balance of $38. These mortgage loans had not defaulted prior to being restructured.
The Company had the following recorded investments, realized capital losses, and contractual commitments related to restructured loans as of December 31:

	2023	2022
The total recorded investment in restructured loans, as of year-end	$38	—
The realized capital losses related to these loans	19	—
Total contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructuring	—	—
(f)    Loan-Backed Securities
SSAP No. 43R requires the bifurcation of impairment losses on loan-backed or structured securities into interest and noninterest-related portions. The noninterest portion is the difference between the present value of cash flows expected to be collected from the security and the amortized cost basis of the security. The interest portion is the difference between the present value of cash flows expected to be collected from the security and its fair value at the balance sheet date.
The Company recognized loan-backed securities in OTTI for the years ended December 31, 2023, 2022, and 2021as follows:

		OTTI Recognized in Loss
Year ended	Amortized Cost Basis Before OTTI	Interest	Non-Interest	Fair Value
OTTI Recognized:
December 31, 2023
Intent to sell	$81	20	(1)	62
Annual aggregate total	$81	20	(1)	62
December 31, 2022
Intent to sell	$136	23	3	110
Annual aggregate total	$136	23	3	110
December 31, 2021
Intent to sell	$41	3	—	38
Annual aggregate total	$41	3	—	38

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(g)    Derivatives and Hedging Instruments
The Company uses exchange-traded and OTC derivative instruments as a risk management strategy to economically hedge its exposure to various market risks associated with both its products and operations. Derivative assets and liabilities that do not qualify for hedge accounting treatment are recorded at fair value in the Statutory Financial Statements using valuation techniques further discussed in Note 6.
The Company does not have derivative contracts with financing premium as of December 31, 2023 and 2022.
Derivatives held by the Company are designated as either a fair value hedging instrument (fair value hedge), a cash flow hedging instrument (cash flow hedge), or a nonqualified hedging instrument (nonqualifying strategies).
(1) Cash Flow Hedges
Foreign Currency Swaps on Debt Securities
Foreign currency swaps have notional amounts and maturity dates equal and offsetting to the underlying debt securities and are determined to be highly effective as of December 31, 2023 and 2022.
(2) Fair Value Hedges
Interest Rate Swaps on Variable Annuity Insurance Liabilities
IRS traded after June 2013 are centrally cleared through an exchange. For IRS traded prior to June 2013 the IRS exposure was netted with other OTC derivatives upon settlement and were subject to the rules of the International Swaps and Derivatives Association, Inc. agreements. The fair values of the collateral posted for OTC and exchange traded derivatives are discussed in the derivative collateral management section below.
Prior to January 1, 2020, the Company designated hedge accounting for these IRS as a cash flow hedge under SSAP No. 86. The amounts previously recorded under the SSAP No. 86 relationship continue to be deferred and amortized over the life of the former hedge program. Effective January 1, 2020, the Company de-designated its previous hedging relationship under SSAP No. 86 and simultaneously designated the hedging relationship under SSAP No. 108 as a fair value hedge. The relationship is deemed to be highly effective at December 31, 2023.
    (3) Nonqualifying Strategies
Futures and Options Contracts
OTC options and ETO are cleared through the Options Clearing Corporation, which operates under the jurisdiction of both the Securities and Exchange Commission (SEC) and the Commodities Futures Trading Commission. The fair values of the collateral posted for futures, OTC options, and ETO are discussed in the derivative collateral management section below.
Interest Rate Swaps
The Company can receive the fixed or variable rate; IRS are traded in varying maturities. The fair values of the collateral posted and variation margin for OTC and centrally cleared IRS are discussed in the derivative collateral management section below.
Credit Default Swaps
The CDS within the investment portfolios assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company can be required to pay or be the net receiver on the contract depending on the net position. Credit events include bankruptcy of the reference and failure to pay by the reference. As the potential future exposure (PFE) is not determinable, the PFE is zero for the following reasons:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(a) CDS are used to hedge indices allocated to products by policyholders. Fluctuations in value of the CDS are offset by credits provided to policyholders and results in a minimal amount of hedge inefficiency. It is impossible to determine the potential future amount of hedge inefficiency.
(b) The CDS used are exchange traded and daily variation margin is required to settle market movements. This minimizes counterparty credit risk. It also makes it impossible to determine what the potential future exposure related to counterparty risk, net of variation margin received could be.
The fair value of the collateral posted for centrally cleared CDS is discussed in the derivative collateral management section below.
Total Return Swaps
The Company engages in the use of OTC TRS, which allow the parties to exchange cash flows based on a variable reference rate such as the three-month SOFR and the return of an underlying index. The fair value of the collateral posted for OTC TRS is discussed in the derivative collateral management section below.
To Be Announced Securities
The Company uses OTC TBA forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The fair value of the collateral posted for OTC TBA securities is discussed in the derivative collateral management section below.
The following table presents a summary of the aggregate notional amounts and fair values of the Company’s derivative instruments reported on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31:

	2023			2022
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
Cash flow hedging instruments
Foreign currency swaps	$2,048	143	(9)	1,959	243	(1)
Total cash flow hedging instruments		$143	(9)		243	(1)

Fair value hedging instruments
IRS	$76,595	19	(206)	69,692	21	(211)
Total fair value hedging instruments		$19	(206)		$21	(211)

Nonqualifying hedging instruments
OTC options	$51,904	2,895	(2,383)	43,355	670	(494)
ETO	16,191	76	(182)	1,185	25	(5)
TBA securities	457	1	(1)	1,071	1	(8)
IRS	425	6	(12)	3,762	7	(14)
Futures	18,988	—	—	8,405	—	—
TRS	4,953	138	(42)	3,459	6	(14)
Total nonqualifying hedging instruments		3,116	(2,620)		709	(535)
Total derivative instruments		$3,278	(2,835)		973	(747)

(1) Notional amounts are presented on an absolute basis.
Derivative Collateral Management
The Company manages derivative collateral for the general account and separate account combined. Additionally, said derivative collateral is managed separately between exchange-traded and OTC derivatives. The total collateral posted for exchange-traded derivatives at December 31, 2023 and 2022, had a fair value of $2,312 and $1,203, respectively, and is included in Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus and recorded at amortized cost. The Company retains ownership of the

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

exchange-traded collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. The total collateral posted for OTC derivatives at December 31, 2023 and 2022, had a fair value of $44 and $25, respectively, and is included in Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus and recorded at amortized cost. The Company posts collateral to OTC counterparties based upon exposure amounts. The Company retains ownership of the OTC collateral.
(h)    Offsetting Assets and Liabilities
The Company elects to disclose derivative assets and liabilities eligible for offset under SSAP No. 64 – Offsetting and Netting of Assets and Liabilities on a gross basis on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus in accordance with the provisions set forth in SSAP No. 86. This treatment is consistent with the Company’s historical reporting presentation.
(i)    Securities Lending
The Company loaned securities with a carrying value of $2,835 and $2,510 and a fair value of $2,612 and $2,102 as of December 31, 2023 and 2022, respectively. The aggregate amount of collateral received through securities lending at December 31 is as follows:

	Fair Value
	2023	2022
Cash
Open	2,600	1,892
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	2,600	1,892
Securities received	74	263
Total collateral received	$2,674	2,155
The aggregate amount of cash collateral reinvested through securities lending at December 31 is as follows:

	2023		2022
	Amortized cost	Fair value	Amortized cost	Fair value
Open	—	—	—	—
30 days or less	1,373	1,374	969	969
31 to 60 days	439	439	338	338
61 to 90 days	11	11	26	26
91 to 120 days	195	195	117	117
121 to 180 days	189	189	156	156
181 to 365 days	393	393	286	287
Greater than 1 year	—	—	—	—
Total collateral reinvested	$2,600	2,601	1,892	1,893
As of December 31, 2023 and 2022, the Company had no borrowings outstanding from collateral securities lending.
Reinvested collateral is recorded in Other invested assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The amount and type of reinvested collateral at December 31 is as follows:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2023	2022
Cash and cash equivalents	$2,330	1,254
Short-term investments	270	638
Total	$2,600	1,892
(j)     Reverse Repurchase Agreements
The Company participates in both bilateral and tri-party repos. As of December 31, 2023 and 2022, the Company did not sell or acquire any securities that resulted in default. The Company did not recognize a liability to return cash collateral as of December 31, 2023 and 2022.
All collateral received, as of December 31, 2023 and 2022, were bonds with a designated NAIC-1 rating. Further information related to repos for the years ended December 31, 2023 and 2022, is as follows:

As of year end	2023	2022
1. Maturity
a. Overnight	$1,405	460
b. 2 Days to 1 Week	—	—
2. Collateral Pledged and Securities Acquired Under Repo
a. Cash Collateral Pledged - Secured Borrowing	$1,405	460
b. Fair Value of Securities Acquired Under Repo - Secured Borrowing	1,405	460

Maximum Amount	2023	2022
1. Maturity
a. Overnight	$1,460	997
b. 2 Days to 1 Week	15	303
c. Greater than one week and less than one month		100
2. Collateral Pledged and Securities Acquired Under Repo
a. Cash Collateral Pledged - Secured Borrowing	$1,460	1,165
b. Fair Value of Securities Acquired Under Repo - Secured Borrowing	1,460	1,167
(k)    Non-insurance SCA Investments
A summary of the Company’s SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, non-insurance SCA investments, including their respective asset value and NAIC filing information, as of December 31, 2023 is as follows:

SCA Name	Gross Asset	Non-Admitted Asset	Net Admitted Assets	NAIC Filing Date	NAIC Filing Type	NAIC Filing Balance	Re-submission Required?
AZLPF	$704	—	704	7/25/2023	S1	721	N
Total	$704	—	704	XXX	XXX	721	XXX
(l)    FHLB Agreements
The Company held Class A FHLB membership stock of $10 and $10 at December 31, 2023 and 2022 and activity stock of $113 and $80 at December 31, 2023 and 2022, respectively. The Company has a fully collateralized borrowings with a balance of $2,500 and $2,000 as of December 31, 2023 and 2022 which is recorded in Borrowed money on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. All FHLB transaction activity occurs in the Company's general account.
Securities collateral pledged to FHLB at December 31 is as follows:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2023	2022
Carrying value	$3,229	2,372
Fair value	2,500	2,308
The maximum of collateral pledged to FHLB during the year ended December 31 was as follows:

	2023	2022
Carrying value	$4,642	2,774
Fair value	4,087	2,928
As of December 31, 2023 and 2022, the Company had $2,500 and $2,000, respectively, in total borrowing capacity under its agreement with the FHLB. The maximum amount of aggregate borrowing from FHLB during the years ended December 31, 2023 and 2022 was $4,085 and $2,400, respectively. Borrowings are not subject to prepayment penalties. Outstanding borrowings as of December 31, 2023, were issued on various dates ranging from October 17, 2016 to September 30, 2023 and interest rates on those borrowings range from 0.2% to 6.2%. Interest paid on borrowings was $164 and $37 for the years ended December 31, 2023 and 2022, respectively.
(m)    Restricted Assets
As of December 31, 2023 and 2022, the Company had the following restricted assets, including assets pledged to others as collateral:

	Gross Restricted						Percentage
	Total general account	Total separate account	Total current year	Total prior year	Increase (decrease)	Total current year admitted restricted	Gross restricted to total assets	Admitted restricted to total admitted assets
Collateral held under security lending arrangements	$2,674	760	3,434	3,334	100	3,434	1.5%	1.5%
FHLB capital stock	123	—	123	90	33	123	—	—
On deposit with states	4	—	4	4	—	4	—	—
On deposit with other regulatory bodies	27	—	27	27	—	27	—	—
Pledged as collateral to FHLB (including assets backing funding agreements)	3,229	—	3,229	2,372	857	3,229	1.8	1.8
Derivative collateral	2,640	—	2,640	1,553	1,087	2,640	1.5	1.5
Reinsurance assets	22,403	—	22,403	24,143	(1,740)	22,403	12.6	12.6
Total restricted assets	$31,100	760	31,860	31,523	337	31,860	17.4%	17.4%

(n)    Low Income Housing Tax Credits
As of December 31, 2023 the Company had various LIHTC investments with a range of 2 to 14 remaining years of unexpired tax credits and no required holding period.
The amount of tax credits and other tax benefits recognized during the years ended December 31, 2023, 2022 and 2021 is $57, $52, and $44, respectively.
The balance of the investment recognized in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus for the years ended December 31, 2023 and 2022 is $394 and $448, respectively.
Additionally, the Company's LIHTC investments require a commitment of capital. The Company has open capital commitments of $117 and $207 at December 31, 2023 and 2022, respectively, which are recorded as an unfunded commitment liability in other liabilities. LIHTC commitments are considered an open capital commitment beginning when the Company formally commits to fund the LIHTC, but they are not recorded as an unfunded commitment asset and liability until the Company has begun funding the LIHTC.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(o)    Joint Ventures
The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company recognized impairments on joint ventures of $2 and $0 for the years ended December 31, 2023 and 2022, respectively.

(6)    Fair Value Measurements
SSAP No. 100R – Fair Value establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.
Level 1 –     Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 –     Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).
The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each financial asset and liability was classified into Level 1, 2, or 3.
The following presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	2023
	Level 1	Level 2 (a)	Level 3	Total
Assets at fair value:
Bonds	$1	4	—	5
Common stocks	197	—	4	201
Derivative assets	76	3,064	137	3,277
Separate account assets	15,816	8,582	—	24,398
Other invested assets	—	—	242	242
Total assets reported at fair value	$16,090	11,650	383	28,123
Liabilities at fair value:
Derivative liabilities	$182	2,611	42	2,835
Separate account derivative liabilities	—	5,249	—	5,249
Total liabilities reported at fair value	$182	7,860	42	8,084

(a) The Company does not have any assets or liabilities measured at net asset value (NAV) that are included in Level 2 within this table.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2022
	Level 1	Level 2 (a)	Level 3	Total
Assets at fair value:
Bonds	$1	3	—	4
Common stocks	155	—	5	160
Derivative assets	25	1,065	6	1,096
Separate account assets	15,872	3,062	—	18,934
Total assets reported at fair value	$16,053	4,130	11	20,194
Liabilities at fair value:
Derivative liabilities	$5	741	14	760
Separate account derivative liabilities	—	2,940	—	2,940
Total liabilities reported at fair value	$5	3,681	14	3,700

(a) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 within this table.
The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability). The Company has not made changes to valuation techniques in 2023.
(a)    Valuation of Bonds and Unaffiliated Stock
The fair value of bonds is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, Municipal Securities Rulemaking Board reported trades, Nationally Recognized Municipal Securities Information Repository material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In some cases, including private placement securities and certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. Internal pricing models based on market spread and U.S. Treasury rates are used to value private placement holdings. The primarily unobservable input used in the discounted cash flow models for states and political subdivisions, foreign government, and corporate bonds is a corporate index option adjusted spread (OAS). CDO and certain mortgage-backed securities are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs; however, the key unobservable inputs would generally include default rates.
Generally, U.S. Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes, certain bonds without active trading markets and private placement securities that are internally priced are included in Level 3.
The fair value of unaffiliated common stocks is based on quoted market prices in active markets when available and included in Level 1. When quoted prices are not readily available or in an inactive market, the Company arrives at fair value utilizing internal pricing models based on available market inputs or obtains valuations from third party brokers or investment managers. Such investments may be categorized in Level 2 or Level 3. The primary unobservable input used to value common stock are indicative quotes received from third-party vendors.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(b)    Valuation of Derivatives
Active markets for OTC options do not exist. The fair value of OTC options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. The valuation results are reviewed by Management via the Pricing Committee. OTC options that are internally priced, foreign currency swaps, credit default swaps (CDS), To Be Announced (TBA) securities, and interest rate swaps (IRS) are included in Level 2, because they use market observable inputs. TRS are included in Level 3 because they use valuation techniques in which significant inputs are unobservable. The fair value of ETOs and futures are based on quoted market prices and are generally included in Level 1.
Certain derivatives are priced using external third-party vendors. The Company has controls in place to monitor the valuations of these derivatives. Using market observable inputs, IRS prices are derived from a third-party source and are independently recalculated internally and reviewed for reasonableness at the position level on a monthly basis. TRS prices are obtained from the respective counterparties. These prices are also internally recalculated and reviewed for reasonableness at the position level on a monthly basis. The Company does not have insight into the specific inputs used by third-party vendors; however, the key unobservable input would generally include the spread.
(c)    Valuation of Separate Account Assets and Separate Account Derivative Liabilities
Separate account assets and Separate account derivative liabilities, with the exception of certain bonds, mortgage loans, cash, cash equivalents, securities lending reinvested collateral assets and investment income due and accrued, are carried at fair value, which is based on the fair value of the underlying assets which are described throughout this note. Funds in the separate accounts are primarily invested in variable investment option funds with the following investment types: bond, domestic equity, international equity, or specialty. Variable investment option funds are included in Level 1 because their fair value is based on quoted prices in active, observable markets. The remaining investments are categorized similar to the investments held by the Company in the general account (e.g., if the separate account invested in bonds, short-term investments and derivatives, that portion could be classified within Level 2 or Level 3). Assets carried at amortized cost within the separate account have an amortized cost of $27,720 and $23,506 as of December 31, 2023 and 2022, respectively, and a fair value of $24,877 and $20,008 as of December 31, 2023 and 2022, respectively. Separate account assets carried at amortized cost are included in the table in section 6(h) below.
(d)    Level 3 Rollforward
The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	January 1, 2023	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	December 31, 2023

Common stocks	$5	—	—	—	(1)	—	4
TRS assets	6	—	—	316	131	(316)	137
Other invested assets	—	242	—	—	—	—	242
Total Level 3 Assets	$11	242	—	316	130	(316)	383

TRS liabilities	$(14)	—	—	(375)	(28)	375	(42)
Total Level 3 Liabilities	$(14)	—	—	(375)	(28)	375	(42)

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	January 1, 2022	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases, issuances, sales and settlements	December 31, 2022

Preferred stocks	$—	—	—	—	—	—	—
Common stocks	—	—	—	—	(2)	7	5
TRS assets	—	—	—	419	6	(419)	6
Total Level 3 Assets	$—	—	—	419	4	(412)	11

TRS liabilities	$(15)	—	—	(871)	1	871	(14)
Total Level 3 Liabilities	$(15)	—	—	(871)	1	871	(14)
(e)    Transfers
The Company reviews its fair value hierarchy classifications quarterly. Transfers between levels occur when there are changes in the observability of inputs and market activity.
All transfers into Level 3 were a result of observable inputs no longer being considered reliable or could no longer be validated against an alternative source. The transfers out of Level 3 were a result of securities no longer being carried at fair value as a result of new availability of reliable observable inputs or the ability to validate market price of the security against an alternative source.
(f)    Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Bonds: The primary unobservable input used in the discounted cash flow models for states and political subdivisions, foreign government, and corporate bonds is a corporate index option adjusted spread (OAS). The corporate index OAS used is based on a security's sector, rating, and average life. A significant increase (decrease) of the corporate index OAS in isolation could result in a decrease (increase) in fair value.
CDO and certain mortgage-backed securities are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs used; however, the key unobservable inputs would generally include default rates. A significant increase (decrease) in default rates in isolation could result in an decrease (increase) in fair value.
Common stocks: The primary unobservable inputs used to value common stock are indicative quotes received from third-party vendors and subsequent offering prices. A significant increase (decrease) in either the indicative quotes or offering prices in isolation could result in an increase (decrease) in fair value.
Derivative assets and liabilities: The TRS are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The key unobservable input would generally include the spread. For a long position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation could result in higher (lower) fair value. For a short position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation could result in lower (higher) fair value.
(g)    Estimates
The Company has been able to estimate the fair value of all financial assets and liabilities.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(h)    Aggregate Fair Value of Financial Instruments
The following tables present the carrying amounts and fair values of all financial instruments at December 31 (b):

	2023
			Fair Value
	Aggregate Fair Value	Admitted Assets/ Carrying Value	Level 1	Level 2	Level 3
Financial Assets
Bonds	$82,223	89,197	5,412	52,057	24,754
Common stocks, unaffiliated	323	323	197	—	126
Mortgage loans on real estate	16,664	18,115	—	—	16,664
Cash equivalents	3,176	3,176	1,485	1,405	286
Short-term investments	612	613	595	5	12
Derivative assets	3,278	3,278	77	3,064	137
Securities lending reinvested collateral assets	2,601	2,600	—	2,601	—
Other invested assets	1,886	1,905	—	131	1,755
COLI	750	750	—	750	—
Separate account assets	49,938	52,781	16,397	28,000	5,541
Financial Liabilities
Deposit-type contracts	$3,913	3,842	—	—	3,913
Other investment contracts	82,589	80,474	—	—	82,589
Borrowed money	2,569	2,515	—	—	2,569
Derivative liabilities	2,835	2,835	182	2,611	42
Payable for securities lending	2,600	2,600	—	2,600	—
Payable for securities	117	117	—	—	117
Separate account liabilities	49,938	52,781	16,397	28,000	5,541

(b) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 in this table. In addition, the Company has no assets or liabilities for which it is not practicable to measure at fair value.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2022
			Fair Value
	Aggregate Fair Value	Admitted Assets/ Carrying Value	Level 1	Level 2	Level 3
Financial Assets
Bonds	$78,268	89,143	4,708	55,058	18,502
Common stocks, unaffiliated	251	251	156	—	95
Mortgage loans on real estate	16,020	17,728	—	—	16,020
Cash equivalents	1,489	1,488	1,029	460	—
Short-term investments	783	783	778	—	5
Derivative assets	1,096	973	25	1,065	6
Securities lending reinvested collateral assets	1,892	1,892	—	1,892	—
Other invested assets	1,408	1,439	—	94	1,314
COLI	692	692	—	692	—
Separate account assets	40,004	43,502	16,406	21,711	1,887
Financial Liabilities
Deposit-type contracts	$4,122	4,233	—	—	4,122
Other investment contracts	96,854	88,919	—	—	96,854
Borrowed money	1,999	2,010	—	—	1,999
Derivative liabilities	760	747	5	741	14
Payable for securities lending	1,892	1,892	—	1,892	—
Payable for securities	207	207	—	—	207
Separate account liabilities	40,004	43,502	16,406	21,711	1,887

(b) The Company does not have any assets or liabilities measured at NAV that are included in Level 2 in this table. In addition, the Company has no assets or liabilities for which it is not practicable to measure at fair value.

A description of the Company’s valuation techniques for financial instruments not reported at fair value and categorized within the fair value hierarchy is shown below:
Valuation of FHLB Stock
FHLB stock, included in Common stocks, is not traded in an active market and is categorized in Level 3. FHLB stock is carried at cost, which approximates fair value unless it is impaired, based on provisions within the Company’s FHLB agreement that allow for return of outstanding shares of FHLB stock at the Company’s cost basis.
Valuation of Mortgage Loans on Real Estate
The fair value of commercial mortgage loans on real estate is calculated by analyzing individual loans and assigning ratings to each loan based on a combination of loan-to-value ratios and debt service coverage ratios. Fair value is determined based on these factors as well as the contractual cash flows of each loan and the current market interest rates for similar loans. The fair value of residential mortgage loans on real estate is calculated by discounting estimated cash flows, with discount rates based on current market conditions.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Valuation of Cash Equivalents
Cash equivalents are comprised of money market mutual funds, cash equivalent bonds, and reverse repurchase agreements. The fair value of money market mutual funds and cash equivalent bonds are based on quoted market prices in active markets and included in Level 1. Reverse repurchase prices are provided by third-party pricing sources and included in Level 2, because the inputs used to determine fair value are market observable.
Valuation of Short-term Investments
Short-term investments are comprised of bonds due in one year or less at original purchase. Due to the short-term nature of these investments, the carrying value is deemed to approximate fair value. The fair value leveling of short-term investments is determined similarly as bonds as discussed above.
Valuation of Securities Lending Reinvested Collateral Assets
Collateral held from securities lending agreements is primarily comprised of short-term and long-term highly liquid fixed-maturity securities. Fair values are determined and classified within the fair value hierarchy in a manner consistent with the method utilized to determine the fair value of similar securities (fixed-income securities, equity securities, cash and cash equivalents) held within the Company’s general account investment portfolio.
Valuation of Other Invested Assets
Other invested assets include surplus notes, residuals on asset-backed securities, LIHTC investments, limited partnership investments, loans to affiliates, and restricted stock unit (RSU) assets.
◦Surplus notes and residuals on asset-backed securities for which prices are provided by third-party pricing sources using observable inputs are included in Level 2. Prices provided by third-party pricing sources that do not have observable market data or are determined internally are included in Level 3. Residuals are carried at the lower of amortized cost or market value.
◦LIHTC investments (including the unfunded commitment asset) fair value is set equal to carrying value, as there is no observable market data on which to calculate fair value. Due to the use of unobservable inputs, they are categorized as Level 3.
◦Limited partnership investments are recorded using the equity method in line with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies, using unobservable inputs. Due to the use of unobservable inputs, they are categorized as Level 3. The Company believes the equity method approximates fair value.
◦Loans to affiliates are carried at cost. Due to the lack of an active market, the current carrying value is the only market price at which the transaction could be settled, and therefore the Company believes cost approximates fair value. Due to the use of unobservable inputs, they are categorized as Level 3.
◦RSU assets are tied to the share price of Allianz SE stock but does not participate in an active market; given this, it is categorized as Level 2.
Valuation of COLI
The COLI policies held by the Company are carried at their respective cash surrender values, which approximates fair value. The cash surrender value of the policies is based on the value of the underlying assets, which are regularly priced utilizing observable inputs. The COLI asset is included within Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. At December 31, 2023 and 2022, the cash surrender value in an investment vehicle is $750 and $692, respectively, and is allocated into the following categories based on primary underlying investment characteristics:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2023	2022
Bonds	45.0%	47.0%
Stocks	19.0%	17.0%
Other Invested Assets	36.0%	36.0%
Valuation of Deposit-Type Contracts
Fair values of deposit-type contracts are based on discounted cash flows using internal inputs, including the discount rate and consideration of the Company’s own credit standing and a risk margin for actuarial inputs.
Valuation of Other Investment Contracts
Other investment contracts are included within Life policies and annuity contracts within the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Other investment contracts include certain reserves related to deferred annuities and other payout annuities that may include life contingencies, but do not have significant mortality risk due to substantial periods certain. Fair values are based on discounted cash flows using internal inputs, including the discount rate and consideration of the Company’s own credit standing and a risk margin for market inputs.
Valuation of Borrowed Money
The fair value of the FHLB borrowing is calculated on a discounted cash flow basis. Each position includes a monthly interest rate, a maturity payment amount, and a maturity date. The interest and maturity payments are projected as of the valuation date, and the expected cash flows are discounted using the valuation date swap curve.
Valuation of Payable for Securities Lending
Securities lending payable is set equal the to the cash collateral received. Due to the short-term nature of these loans, the carrying value is deemed to approximate fair value.
Valuation of Payable for Securities
Included in Payable for securities is the LIHTC investments unfunded commitment liability. As there is no observable market data on which to calculate fair value of the LIHTC investment unfunded commitment asset and liability, fair value is set equal to carrying value, and the balance is categorized as Level 3.
Valuation of Separate Account Liabilities
The fair value of separate account liabilities approximates the fair value of separate account assets.
(7)    Mortgage Notes Payable
In 2004, the Company obtained an $80 mortgage loan from an unrelated third-party for the Company’s headquarters. In 2005, the Company agreed to enter into a separate loan agreement with the same counterparty in conjunction with the construction of an addition to the Company’s headquarters of $65. This loan was funded in 2006 and combined with the existing mortgage. As of December 31, 2023 and 2022, the combined loan had a balance of $8 and $20, respectively, and is reported within Real estate on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. This 20 year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision.
Interest expense for all loans is $1, $1, and $2, in 2023, 2022, and 2021, respectively, and is presented in Net investment income on the Statutory Statements of Operations.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

The future principal payments required under the loan are as follows:

2024	$8
2025	—
2026	—
2027	—
2028	—
Thereafter	—
Total	$8

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(8)    Electronic Data Processing Equipment and Software (EDP)
EDP at December 31 and the changes in the balance for the years then ended are as follows:

	2023	2022
Amortization:
Software amortization	20	16
Net EDP balance, by major classes of assets:
Software	67	63
Net EDP balance	67	63
Nonadmitted	(67)	(63)
Net admitted EDP balance	$—	—
The Company has a gross EDP asset of $71 and $67 and accumulated depreciation and amortization of $(4) and $(4) at December 31, 2023 and 2022, respectively. Servers, computers and peripherals are depreciated over the lesser of their useful life or three years and the net balance is nonadmitted. Software is amortized over the lesser of its useful life or five years. Nonoperating software is nonadmitted and operating software is admitted to the extent it meets the criteria defined in SSAP No. 16R - Electronic Data Processing Equipment and Software.
(9)    Income Taxes
(a)    Deferred Tax Assets and Liabilities
The components of the net DTA or net DTL are as follows:

	December 31, 2023
	Ordinary	Capital	Total
Total gross deferred tax assets	$1,065	69	1,134
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	1,065	69	1,134
Deferred tax assets nonadmitted	(196)	—	(196)
Subtotal net admitted deferred tax assets	869	69	938
Deferred tax liabilities	(371)	(3)	(374)
Net admitted deferred tax assets (liabilities)	$498	66	564

	December 31, 2022
	Ordinary	Capital	Total
Total gross deferred tax assets	$898	58	956
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	898	58	956
Deferred tax assets nonadmitted	(108)	—	(108)
Subtotal net admitted deferred tax assets	790	58	848
Deferred tax liabilities	(448)	(21)	(469)
Net admitted deferred tax assets (liabilities)	$342	37	379

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	Change
	Ordinary	Capital	Total
Total gross deferred tax assets	$166	11	177
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	166	11	177
Deferred tax assets nonadmitted	(88)	—	(88)
Subtotal net admitted deferred tax assets	78	11	89
Deferred tax liabilities	77	17	94
Net admitted deferred tax assets (liabilities)	$155	28	183
The amount of admitted adjusted gross DTAs allowed under each component of SSAP No. 101 – Income Taxes (SSAP No. 101) as of December 31 are as follows:

	December 31, 2023
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	69	69
Adjusted gross DTAs expected to be realized after application of the threshold limitations	—	—	—
Lesser of 11.b.i or 11.b.ii:	—	—	—
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	498	—	498
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	971
Lesser of 11.b.i or 11.b.ii	498	—	498
Adjusted gross DTAs offset by gross DTLs (11.c)	371	—	371
Deferred tax assets admitted	$869	69	938

	December 31, 2022
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	58	58
Adjusted gross DTAs expected to be realized after application of the threshold limitations	—	—	—
Lesser of 11.b.i or 11.b.ii:	—	—	—
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	342	—	342
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	920
Lesser of 11.b.i or 11.b.ii	342	—	342
Adjusted gross DTAs offset by gross DTLs (11.c)	448	—	448
Deferred tax assets admitted	$790	58	848

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (11.a)	$—	11	11
Adjusted gross DTAs expected to be realized after application of the threshold limitations	—	—	—
Lesser of 11.b.i or 11.b.ii:	—	—	—
Adjusted gross DTAs expected to be realized following the balance sheet date (11.b.i.)	156	—	156
Adjusted gross DTAs allowed per limitation threshold (11.b.ii)	N/A	N/A	50
Lesser of 11.b.i or 11.b.ii	156	—	156
Adjusted gross DTAs offset by gross DTLs (11.c)	(77)	—	(77)
Deferred tax assets admitted	$79	11	90

Ratios used for threshold limitation as of December 31 are as follows:

	December 31
	2023	2022	Change
Ratio percentage used to determine recovery period and threshold limitation amount	645%	650%	(5)%
Amount of adjusted capital and surplus used to determine recovery period threshold limitation	$6,470	6,136	334
The Company did not use tax planning strategies on the determination of net admitted adjusted gross DTAs.
The Company’s tax planning strategies do not include the use of reinsurance.
(b)    Unrecognized Deferred Tax Liabilities
There are no temporary differences for which DTLs are not recognized.
(c)    Current and Deferred Income Taxes
The significant components of income taxes incurred (i.e. Current income tax expense) include:

	December 31			2023-2022 Change	2022-2021 Change
	2023	2022	2021
Current year federal tax expense (benefit) - ordinary income	$574	(2)	1,091	576	(1,093)
Current year foreign tax expense (benefit) - ordinary income	—	—	—	—	—
Subtotal	574	(2)	1,091	576	(1,093)
Current year tax expense - net realized capital gains (losses)	(102)	(43)	249	(59)	(292)
Federal and foreign income taxes incurred	$472	(45)	1,340	517	(1,385)

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

DTAs and DTLs consist of the following major components:

	December 31
Deferred tax assets	2023	2022	Change
Ordinary:
Unrealized losses	$59	3	56
Deferred acquisition costs	246	213	33
Expense accruals	79	66	13
Policyholder reserves	640	518	122
VM-21 reserves	24	73	(49)
Foreign tax credit carryforward	—	5	(5)
Nonadmitted assets	17	20	(3)
Subtotal	1,065	898	167
Statutory valuation allowance adjustment	—	—	—
Nonadmitted ordinary deferred tax assets	(196)	(108)	(88)
Admitted ordinary tax assets	869	790	79

Capital:
Impaired assets	65	56	9
Unrealized losses	4	2	1
Subtotal	69	58	10
Statutory valuation allowance adjustment	—	—	—
Nonadmitted capital deferred tax assets	—	—	—
Admitted capital deferred tax assets	69	58	10
Admitted deferred tax assets	$938	848	89

	December 31
Deferred tax liabilities	2023	2022	Change
Ordinary:
Investments	$(64)	(61)	(3)
Fixed assets	(4)	(4)	—
Policyholder reserves	(182)	(275)	93
Software capitalization	(6)	(11)	5
Unrealized gains	(115)	(97)	(18)
Other	—	—	—
Subtotal	(371)	(448)	77

Capital:
Unrealized gains	(3)	(21)	18
Subtotal	(3)	(21)	18
Deferred tax liabilities	$(374)	(469)	95
Net deferred tax assets (liabilities)	$564	379	185
The realization of the DTAs is dependent upon the Company’s ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future current operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining DTAs.
The Inflation Reduction Act was enacted on August 16, 2022. The Company has determined as of December 31, 2023 that it is an applicable corporation with respect to the Corporate Alternative Minimum Tax ("CAMT"), but that it will not incur a CAMT liability in 2023. The financial statements, therefore, do not include any impact related to CAMT. The Company has made an accounting election to disregard CAMT when evaluating the need for a Valuation Allowance for its non-CAMT DTAs.
In computing taxable income, life insurance companies are allowed a deduction attributable to their life insurance and accident and health reserves. The Tax Act of 2017 significantly changed the methodology by

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

which these reserves are computed for tax purposes. The changes are effective for tax years beginning after 2017 and are subject to a transition rule that spreads the additional income tax liability over the subsequent eight years beginning in 2018.  Due to complexities in the new methodology and limited guidance from the Internal Revenue Service and U.S. Treasury, the Company has recorded provisional amounts for the deferred tax revaluation associated with the changes in the computation of life insurance tax reserves based on information available at December 31, 2017.  Pursuant to Interpretation of the SAP Working Group 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act, provisional tax computations related to these amounts were reasonably estimated as of December 31, 2017 and have been adjusted based on guidance received from Internal Revenue Service and U.S. Treasury. Adjusted amounts are reflected in the Company's results of operations for the years ended December 31, 2023, 2022, and 2021.
The Change in net deferred income tax is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in nonadmitted assets is reported separately from the Change in net deferred income tax in the Unassigned surplus section of the Statutory Statements of Capital and Surplus):

	December 31
	2023	2022	Change
Net deferred tax assets (liabilities)	$759	487	272
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets (liabilities) after statutory valuation allowance	759	487	272
Tax effect of unrealized gains (losses)	162	208	(46)
Statutory valuation allowance adjustment allocated to unrealized gains (losses)	—	—	—
Tax impact due to correction of error	9	—	9
Change in net deferred income tax	$930	$695	$235
(d)    Reconciliation of Federal Income Tax Rate to Actual Effective Rate
The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	December 31, 2023	December 31, 2022	December 31, 2021
Federal income tax rate	21.0%	21.0%	21.0%
Amortization of IMR	(0.3)	(0.3)	(1.9)
Dividends received deduction	(0.9)	(0.4)	(1.3)
Nondeductible expenses	2.9	1.3	0.1
Affiliated LLC income	(0.2)	(0.2)	(0.2)
COLI	(0.7)	0.1	(2.4)
Tax hedges	8.5	(4.5)	(6.5)
Tax hedge reclassification	(7.0)	(15.0)	73.7
Tax credits	(2.8)	(2.0)	(9.6)
Prior period adjustments	0.1	—	(1.2)
Change in deferred taxes on impairments	(0.5)	(0.3)	0.6
Change in deferred taxes on nonadmitted assets	0.1	(0.2)	(0.4)
Change in deferred tax reclassified to Change due to correction of accounting error	(0.4)	—	—
Reinsurance	(3.0)	(1.9)	83.5
Correction of error surplus	0.4	—	2.0
Tax contingencies	(1.7)	0.4	10.6
Realized capital gains tax	(4.7)	(1.5)	47.4
Other	0.2	—	(1.4)
Effective tax rate	11.0%	(3.5)%	214.0%

Federal and foreign income taxes incurred	26.6%	(0.1)%	207.4%
Realized Capital Gains Tax	(4.7)	(1.5)	47.4
Change in net deferred tax	(10.9)	(1.9)	(40.8)
Effective tax rate	11.0%	(3.5)%	214.0%
(e)    Carryforwards, Recoverable Taxes, and IRC Section 6603 Deposits
As of December 31, 2023, there are $0 for operating losses and foreign tax credit carryforwards available for tax purposes.
As of December 31, 2023 and 2022, there was $104 and $206, respectively of Federal income taxes available for recoupment in the event of future net losses.
As of December 31, 2023, the Company admitted a deposit under Section 6603 of the IRC in the amount of $179, which is within Current federal and foreign income tax recoverable on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. There were no deposits admitted as of December 31, 2022.
The Company had tax contingencies computed in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairment of Assets, and SSAP No. 101 as of December 31, 2023 and 2022. The Company does not believe the tax contingencies will significantly increase within the next 12 months.
The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2023, 2022, and 2021 the Company recognized expenses of $(12), $7, and $23 in interest and penalties, respectively. The Company had $28 and $40 for the unrecognized tax benefits and related accrued interest at December 31, 2023 and 2022, respectively.
(f)    Consolidated Federal Income Tax Return

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

The Company's federal income tax return is consolidated with its parent, AZOA. The method of allocation among companies is subject to a written agreement with AZOA, approved by the Board of Directors of AZOA, that provides for computation of federal income taxes primarily on a separate company basis with the Company receiving reimbursement by AZOA for the benefit of all tax attributes, including credits and losses, when such attributes are utilized in the AZOA consolidated federal income tax return. In 2023, the Company amended the agreement to include the corporate alternative minimum tax applying principles described above. Intercompany tax balances are settled annually after the consolidated return is filed.
The Company is included in the consolidated group for which AZOA files a federal income tax return on behalf of all group members. As a member of the AZOA consolidated group, the Company is no longer subject to U.S. Federal and non-U.S. income tax examinations for years prior to 2016, though examinations of combined returns filed by AZOA, which include the Company, by certain U.S. state and local tax authorities, may still be conducted for 2016 and subsequent years. The Internal Revenue Service (IRS) examination of AZOA for the 2016 and 2017 income tax returns has completed the exam phase and has been assigned to Appeals for an issue related to variable annuity hedging income recognition. A verbal agreement for the settlement of this hedging issue has been reached with the IRS. The settlement is subject to a final closing agreement. The IRS has also initiated an examination of AZOA's 2018-2020 income tax returns, which is expected to close by the end of 2024.
As of December 31, 2023, the companies included in the consolidated group for which AZOA files a federal income tax return are included below:

Members of Consolidated Tax Group
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of Missouri
Allianz Life Insurance Company of New York	Allianz Underwriters Insurance Company
AZOA Services Corporation	AGCS Marine Insurance Company
Allianz Global Risks US Insurance Company	Allianz Reinsurance Management Services, Inc.
Allianz Reinsurance of America, Inc.	Fireman’s Fund Insurance Company
Allianz Technology of America, Inc.	Fireman’s Fund Indemnity Corporation
Allianz Renewable Energy Partners of America LLC	National Surety Corporation
Allianz Renewable Energy Partners of America 2 LLC	Chicago Insurance Company
PFP Holdings, LLC.	Interstate Fire & Casualty Company
AZL PF Investments, Inc.	American Automobile Insurance Company
Dresdner Kleinwort Pfandbriefe Investments II, Inc.	The American Insurance Company
Allianz Fund Investments, Inc.	Allianz Risk Transfer, Inc.
Yorktown Financial Companies, Inc.	Allianz Risk Transfer (Bermuda), Ltd.
Questar Capital Corporation	Questar Agency, Inc.
(10)    Accident and Health Claim Reserves
Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2023 are appropriate, uncertainties in the reserving process could cause reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Activity in the accident and health claim reserves is summarized as follows:

	2023	2022	2021
Balance at January 1, net of reinsurance recoverables of $845, $734, and $665, respectively	$437	385	337
Incurred related to:
Current year	242	201	189
Prior years	(15)	(39)	(47)
Total incurred	227	162	142
Paid related to:
Current year	12	11	10
Prior years	121	99	84
Total paid	133	110	94
Balance at December 31, net of reinsurance recoverables of $1,000, $845, and $734, respectively	$531	437	385
Prior year incurred claim reserves for 2023, 2022 and 2021 were favorable as a result of re-estimation of unpaid claims and claim adjustment expenses, principally on the individual LTC line of business.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(11)    Reinsurance
The Company primarily enters into reinsurance agreements to manage risk resulting from its life, annuity, and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss by ceding risks under yearly renewal term, coinsurance, and modified coinsurance.
The Company monitors the financial exposure and financial strength of the reinsurers on an ongoing basis. The Company attempts to mitigate risk by securing recoverable balances with various forms of collateral, including arranging trust accounts and letters of credit with certain reinsurers.
The effect of reinsurance on reserves, deposit-type contracts, and claims, for amounts recoverable from other insurers, was as follows:

	For the years ended December 31,
Reduction in:	2023	2022
Aggregate reserves *	$27,184	17,122
Deposit-type contracts	423	257
Policy and contract claims	50	33
*Aggregate reserves are reduced by funds withheld agreements that results in a reclassification of reserves to Funds held under reinsurance treaties on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus in the amount of $10,034 and $139 as of December 31, 2023 and 2022, respectively.
Reinsurance reserves, recoverables, and receivables at December 31, 2023 and 2022, are covered by collateral of $14,101 and $12,894, respectively, in addition to the letter of credit on behalf of AZMO, as noted in Note 2.
Life insurance, annuities, and accident and health business assumed from and ceded to other companies are as follows:

Year ended	Direct amount	Ceded to other companies	Assumed from other companies	Net amount
December 31, 2023
Life insurance in-force	$89,951	52,123	42	37,870
Premiums:
Life	1,649	102	—	1,547
Annuities	16,985	1,208	—	15,777
Accident and health	177	73	75	179
Total premiums	$18,811	1,383	75	17,503

December 31, 2022
Life insurance in-force	$80,796	48,002	41	32,835
Premiums:
Life	1,537	94	—	1,443
Annuities	13,438	762	—	12,676
Accident and health	170	71	70	169
Total premiums	$15,145	927	70	14,288

December 31, 2021
Life insurance in-force	$65,088	41,500	50	23,638
Premiums:
Life	1,453	94	1	1,360
Annuities	13,226	623	—	12,603
Accident and health	168	68	62	162
Total premiums	$14,847	785	63	14,125

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

The Company holds securities backing term life and universal life with secondary guarantees ceded reserves in compliance with Actuarial Guideline 48. As of both December 31, 2023 and 2022, the Company had 8 reinsurance contracts in which risks under covered policies have been ceded. The Company held primary securities in an amount at least equal to the required level of primary securities for all of these contracts.
There are no nonaffiliated reinsurers owned in excess of 10% or controlled, either directly or indirectly, by the Company or by a representative, officer, trustee, or director of the Company.
There are no policies issued by the Company that have been reinsured with a company chartered in a country other than the United States that is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor, or any other person not primarily engaged in the insurance business.
The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits.
The Company does not have reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts that, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.
The Company did not write off any uncollectible recoverables during 2023, 2022, or 2021.
The Company executed or amended the following agreements during the current year, that included policies or contracts that were in force as of the effective date of the agreement:
The Company maintains a modified-coinsurance agreement with Resolution Re for certain fixed-indexed annuities and Resolution Re has a retrocession agreement with Talcott Life Re for 20% of the quota-share. A novation of that agreement resulted in Talcott Life Re directly facing Allianz Life instead of facing Resolution Re. This does not result in the modification or derecognition of the novated reinsured liabilities, and does not have any financial impact on the Company.
Effective November 30, 2023, the Company amended a reinsurance agreement with Talcott Life Re that covered an inforce block of certain fixed-indexed annuities. The amendment converted the agreement from a modified coinsurance basis to a funds withheld coinsurance basis, and did not result in a change in the reinsurance credits taken. This amendment resulted in reserves being reclassified from Life policies and annuity contracts on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus to Funds held under reinsurance treaties on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus which amounted to $10,016 as of the effective date and $9,757 as of December 31, 2023.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(12)    Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics
Information regarding the Company’s annuity actuarial reserves and deposit liabilities by withdrawal characteristics at December 31 is as follows:

	2023	Percentage of total	2022	Percentage of total
Subject to discretionary withdrawal:
With market value adjustment	$61,551	40%	$54,155	37%
At book value less current surrender charges of 5% or more	39,841	26	34,062	23
At market value	15,527	10	15,629	10
Total with adjustment or at market value	116,919	76	103,846	70
At book value without adjustment (minimal or no charge or adjustment)	30,105	19	34,870	24
Not subject to discretionary withdrawal	7,718	5	8,187	6
Total gross	154,742	100%	146,903	100%
Reinsurance ceded	23,033		12,936
Total net	$131,709		$133,967
Amount included in At book value less current charges of 5% or more that will move to At book value without adjustment in the year after the statement date:	$3,825		$3,376

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:	2023	2022
Life, Accident and Health Annual Statement:
Annuities, net (excluding supplementary contracts with life contingencies)	$80,492	89,017
Supplemental contracts with life contingencies, net	1,978	2,036
Deposit-type contracts	3,842	4,233
Subtotal	86,312	95,286
Separate Accounts Annual Statement:
Annuities, net (excluding supplementary contracts with life contingencies)	45,381	38,667
Supplemental contracts with life contingencies, net	16	14
Subtotal	45,397	38,681
Total annuity actuarial reserves and deposit fund liabilities	$131,709	133,967

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

(13)    Life Actuarial Reserves by Withdrawal Characteristics
Information regarding the Company’s life actuarial reserves by withdrawal characteristics at December 31 is as follows:

	2023
General Account	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$754	752	758
Universal life with secondary guarantees	58	54	141
Indexed life	8,957	7,820	7,869
Other permanent cash value life insurance	86	86	86
Variable universal life	2	2	2
Miscellaneous reserves	—	—	302
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	184
Disability, active lives	XXX	XXX	49
Disability, disabled lives	XXX	XXX	5
Miscellaneous reserves	XXX	XXX	39
Total gross	9,857	8,714	9,435
Reinsurance ceded	560	560	791
Total net	$9,297	8,154	8,644

	2022
General Account	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$786	785	791
Universal life with secondary guarantees	58	53	140
Indexed life	7,857	6,824	6,859
Other permanent cash value life insurance	97	97	97
Variable universal life	2	2	2
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	198
Disability, active lives	XXX	XXX	49
Disability, disabled lives	XXX	XXX	5
Miscellaneous reserves	XXX	XXX	40
Total gross	8,800	7,761	8,181
Reinsurance ceded	587	587	848
Total net	$8,213	7,174	7,333

The Company does not have any life policies with guarantees in the separate account.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2023
Separate Account Nonguaranteed	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$17	17	17
Total gross	17	17	17
Reinsurance ceded	—	—	—
Total net	$17	17	17

	2022
Separate Account Nonguaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$16	16	16
Total gross	16	16	16
Reinsurance ceded	—	—	—
Total net	$16	16	16

Reconciliation of total life actuarial reserves:	2023	2022
Life, Accident, and Health Annual Statement:
Life insurance, net	$8,274	$7,263
Disability, active lives, net	46	47
Disability, disabled lives, net	1	1
Miscellaneous reserves, net	323	22
Subtotal	8,644	7,333
Separate Accounts Annual Statement:
Life insurance, net	17	16
Subtotal	17	16
Total life actuarial reserves	$8,661	$7,349

(14)    Separate Accounts
The Company’s separate accounts represent funds held for the benefit of contract holders entitled to payments under variable annuity contracts, variable life policies and market value adjusted annuity contracts issued through the Company’s separate accounts and underwritten by the Company. As of December 31, 2023 and 2022, the Company's separate accounts are classified as nonguaranteed. Information regarding the Company’s separate accounts for the years ended December 31 is as follows:

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

	2023	2022
Premiums, considerations, or deposits	$5,405	4,839

Reserves:
Reserves for accounts with assets at fair value	15,695	15,788
Reserves for accounts with assets at amortized cost	29,719	22,909
Total reserves	$45,414	38,697
By withdrawal characteristics:
At book value without MV adjustment and with current surrender charge of 5% or more	$25,533	19,533
At fair value	15,658	15,753
At book value without MV adjustment and with current surrender charge of less than 5%	4,192	3,382
Subtotal	45,383	38,668
Not subject to discretionary withdrawal	31	29
Total	$45,414	38,697
As of December 31, 2023 and 2022, the Company’s separate accounts included legally insulated assets and non-insulated assets attributed to the following products/transactions:

	2023		2022
Product/transaction	Legally insulated	Not legally insulated	Legally insulated	Not legally insulated
Variable Annuities	$15,462	—	15,624	—
Variable Life	17	—	16	—
Variable Annuities (Non-Unitized Insulated)	453	—	411	—
Variable Annuities (Non-Unitized Non-Insulated)	—	36,826	—	27,420
Variable Annuities (MN MVA)	—	23	—	31
Total	$15,932	36,849	16,051	27,451
The Company’s separate account liabilities contain guaranteed benefits. The liabilities for guaranteed benefits are supported by the Company’s general account assets. To compensate the general account for the risk taken, the separate account paid risk charges of $155, $163, $171, $180, and $204 during the past five years, respectively. The general account of the Company paid $59, $59, $4, $19, and $16 towards separate account guarantees during the past five years, respectively.
As of December 31, 2023 and 2022, the Company has lent assets with a carrying value of $852 and $1,399, and a fair market value of $741 and $1,149, respectively. The Company lends the securities and the borrower provides cash collateral and short term securities to support the loan. The aggregate amount of collateral received was $761 and $1,179 as of December 31, 2023 and 2022, which was comprised of $760 and $1,059 of cash collateral and $1 and $120 of non-cash collateral, respectively. The Company's separate account securities lending program is the same as the general account program.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

A reconciliation of net transfers to (from) separate accounts for the years ended December 31 is included in the following table:

	2023	2022	2021
Transfers as reported in the Summary of Operations of the Separate Accounts Annual Statement:
Transfers to separate accounts	$5,405	4,839	5,927
Transfers from separate accounts	(4,579)	(3,106)	(3,507)
Net transfers to separate accounts	826	1,733	2,420
Reconciling adjustments:
Other adjustments	8	(1)	4
Transfers as reported in the Statutory Statements of Operations	$834	1,732	2,424
(15)Related-Party Transactions
(a)     Organization Changes
On January 1, 2021, the Company formed Allianz Strategic Investments (ASI), a non-insurance subsidiary. ASI’s sole operations are investment activities associated with direct equity holdings performed in coordination with Allianz Life. Allianz Life has made various capital contributions into ASI in the form of preferred and common stock investments as indicated in the table below in 15(e).
The company legally dissolved and terminated its subsidiary Questar Asset Management (QAM) on September 30, 2021. Upon termination, QAM paid a dividend to Yorktown. Yorktown subsequently paid a dividend to the Company as indicated in the table below in 15(e).
On November 30, 2022, the Company sold Allianz Individual Insurance Group (AIIG) and its wholly-owned subsidiaries, TruChoice Financial Group, LLC and Inforce Solutions, LLC.
(b)    Related-Party Invested Assets
The Company has an agreement to lend AZOA $39. The remaining loan balance was $25 and $30 as of December 31, 2023 and 2022, respectively, and is included in Other invested assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. Repayment of this loan began in 2021 and has a final maturity date of August 30, 2026. The interest rate is a fixed rate of 4.49%. Interest income earned and accrued had an immaterial impact to the Company during 2023, 2022, and 2021, respectively.
The Company invests in limited partnerships that are managed by its affiliate Pacific Investment Management Company (PIMCO). The total committed capital for the limited partnerships is $234 and $223 of which $91 and $91 is unfunded as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the fair value of the investment is $248 and $143 respectively, and is recorded in Other invested assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
The Company has a seed money investment in exchange traded funds that are managed by a related party, PIMCO, with reported balances of $30 and $31 as of December 31, 2023 and 2022, respectively, within Other invested assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. There is no additional commitment related to these investments.
The Company invests in bonds that are managed by a related party, PIMCO. The Company's committed capital for the PIMCO bonds was $1,315 and $1,260 as of December 31, 2023 and 2022, respectively, of which $423 and $488 was unfunded as of December 31, 2023 and 2022, respectively. The Company reported balances of $804 and $725 as of December 31, 2023 and 2022, respectively, related to the PIMCO bonds within Bonds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
The Company has a seed money investment in exchange traded funds that are managed by a related party, AIM. The Company reported a balance of $89 and $57 as of December 31, 2023 and 2022 related to the seed money

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

investment within Stocks on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. There is no additional commitment related to these investments.
(c)     Service Fees
The Company incurred fees for services provided by affiliated companies of $409, $205, and $194 in 2023, 2022, and 2021, respectively. The Company’s liability for these expenses was $47 and $32 at December 31, 2023 and 2022, respectively, and is included in Other liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. In the normal course of business, the outstanding amount is settled in cash.
The Company earned revenues for various services provided to affiliated companies and subsidiaries of $99, $80, and $71 in 2023, 2022, and 2021, respectively. The receivable for these revenues was $7 and $6 as of December 31, 2023 and 2022, respectively, and is included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. In the normal course of business, the outstanding amount is settled in cash.
The Company has agreements with its affiliates PIMCO and with certain other related parties whereby (1) specific investment options managed by PIMCO are made available through the Company's separate accounts to holders of the Company's variable annuity products, and (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO. Income recognized by the Company from this affiliate for distribution and in-force related costs as a result of providing investment options to the contractholders was $4, $5, and $7 during 2023, 2022, and 2021, respectively, which is included in Fees from separate accounts on the Statutory Statements of Operations. At December 31, 2023 and 2022, $0 and $0, respectively, were included for related receivables of these fees in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC (ALFS) in the amount of $402, $372, and $427 for the years ended December 31, 2023, 2022, and 2021, respectively. The Company has an agreement with ALFS, whereby interest receivable is assigned to the Company and 12b-1 fee receivables are assigned to the Company and AZNY. The Company has also agreed with AZNY to share in reimbursing ALFS for direct and indirect expenses incurred in performing services for the Company and AZNY. In the event that assigned receivables exceed expenses, ALFS records a dividend-in-kind to the Company and a loss on the transaction with AZNY. The Company recorded a net (expense) revenue from this agreement of $(51), $(42), and $(42) for the years ended December 31, 2023, 2022, and 2021, respectively.
(d)     Dividends to Parent
The Company paid cash dividends to AZOA of $500, $4,100, and $900 in 2023, 2022, and 2021, respectively. Based on the ordinary dividend limitations set forth under Minnesota Insurance Law, the dividends paid in 2023 were ordinary and 2022, and 2021 were considered extraordinary.
(e)     Capital Contributions and Dividends with Subsidiaries
During the years ended December 31, the Company received dividends from its subsidiaries as follows:

	2023	2022	2021
Allianz Investment Management, LLC	$34	47	41
AZL PF Investments, Inc. (AZLPF) (1)	67	30	—
Allianz Individual Insurance Group, LLC (AIIG)	—	5	4
Total	$101	82	45
(1) Dividends received from AZLPF includes $38 of dividends that originated from Allianz Fund Investments, Inc., which paid dividends to its immediate parent, Dresdner Kleinwort Pfandbriefe Investments II, Inc. ("DKPII"). DKPII then paid dividends to AZLPF, which subsequently paid dividends to the Company.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

During the years ended December 31, the Company made capital contributions to subsidiaries as follows:

	2023	2022	2021
AZNY	$30	30	—
Allianz Investment Management U.S. LLC (AIM US)	—	—	8
ALFS	51	42	48
Allianz Strategic Investments, LLC (ASI)	$7	13	66
Total	$88	85	122
(f)     Reinsurance
The Company wholly-owns AZMO, a Special Purpose Life Reinsurance Captive Insurance Company domiciled in Missouri. The Company cedes to AZMO, and AZMO provides reinsurance on a coinsurance basis and modified coinsurance basis, a 100% quota share of the Company’s net liability of level term life insurance policies and certain universal life insurance policies written directly by the Company. The total premium and associated reserve amounts ceded from the Company to AZMO for the years ended December 31, 2023, 2022, and 2021 were $3, $3, and $2, respectively. The Company recorded a ceding commission of $1 for 2023, 2022, and 2021, respectively. In addition, the Company recorded a deferred gain of $97 upon execution of the reinsurance agreement in 2009, of which $3, $3 and $3 was amortized in 2023, 2022, and 2021, respectively, and included in Commissions and expense allowances on reinsurance ceded on the Statutory Statements of Operations.
The Company has reinsurance recoverables and receivables related to reinsurance agreements with affiliated entities. Total affiliated reinsurance recoverables and receivables were $5 and $1 as of December 31, 2023 and 2022, respectively, and are included in Other assets on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(g)     Line of Credit Agreement
The Company has a line of credit agreement with its subsidiary, AZNY, to provide liquidity, as needed. The Company’s lending capacity under the agreement is limited to 5% of the general account admitted assets of AZNY as of the preceding year end. The Company provided $30 to AZNY under the terms of this agreement on May 10, 2022. The full amount was repaid on June 29, 2022. There was no outstanding balance under the line of credit agreement as of December 31, 2023 and 2022.

(h)     SCA or SSAP 48 Entity Loss Tracking
The Company had the losses from the following entities for the year ended December 31, 2023 and did not have any losses for the years ended December 2022 and 2021.

Entity	Reporting Entity's Share of Entity's Net Income (Loss)	Accumulated Share of Net Income (Losses)	Reporting Entity's Share of Equity, Including Negative Equity	Guaranteed Obligation / Commitment for Financial Support (Yes / No)	Reported Value
AIM U.S. LLC	$—	(11)	(11)	YES	$—
Yorktown Holdings	—	—	—	YES	$—
SCA or SSAP 48 entity losses did not have any impact on other investments for the years ended December 31, 2023, 2022, and 2021 respectively.
(16)    Employee Benefit Plans
The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by Allianz of America Corporation (AZOAC). Eligible employees are immediately enrolled in the AAAP on their first day of employment. The AAAP will accept participants’ pretax, Roth 401(k), and/or after-tax contributions up to 80%

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

of the participants’ eligible compensation, although contributions remain subject to annual limitations set by the Internal Revenue Service. The Company matches up to a maximum of 7.5% of the employees’ eligible compensation. Participants are 100% vested in the Company’s matching contribution after three years of service.
The AAAP administration expenses and the trust fund, including trustee fees, investment manager fees, and audit fees, are payable from the trust fund but may, at the Company’s discretion, be paid by the Company. All legal fees are paid by the Company. It is the Company’s policy to fund the AAAP costs as incurred. The Company has expensed $15, $15, and $13 in 2023, 2022, and 2021, respectively, toward the AAAP matching contributions and administration expenses.
A defined group of highly compensated employees is eligible to participate in the AZOAC Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees’ funds are invested on a pay period basis and are immediately vested. Participants and the Company share the administrative fee. The accrued liability of $78 and $69 as of December 31, 2023 and 2022, respectively, is recorded in Other liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company can make discretionary contributions to the plan in the form and manner the Company determines reasonable. Discretionary contributions are currently determined based on production. The accrued liability of $47 and $50 as of December 31, 2023 and 2022, respectively, is recorded in Other liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees Restricted Stock Units (RSU) that are tied to Allianz SE stock. Allianz SE determines the number of RSU granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period, which includes the Company's estimate of the number of awards expected to be forfeited. A change in value of $17, $8, and $8 was recorded in 2023, 2022, and 2021, respectively, and is included in General and administrative expenses on the Statutory Statements of Operations. The related liability of $34 and $21 as of December 31, 2023 and 2022, respectively, is recorded in Other liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.
(17)    Statutory Capital and Surplus
Statutory accounting practices prescribed or permitted by the Company’s state of domicile are directed toward insurer solvency and protection of policyholders. As such, the Company is required to meet minimum statutory capital and surplus requirements. The Company’s statutory capital and surplus as of December 31, 2023 and 2022, were in compliance with these requirements. The maximum amount of ordinary dividends that can be paid by Minnesota insurance companies to the stockholder without prior approval of the Department is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and pay from its Unassigned surplus cash dividends of not more than the greater of 10% of its prior year-end statutory surplus, or the net gain from operations before net realized capital gain of the insurer for the 12-month period ending the 31st day of the next preceding year. Based on these limitations, ordinary dividends of $1,587 can be paid in 2024 without prior approval of the Department.
Regulatory Risk-Based Capital
An insurance enterprise’s state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise’s regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels,

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

each of which requires specified corrective action. This ratio for the Company significantly exceeds required minimum thresholds as of December 31, 2023 and 2022.
(18)    Direct Premiums Written by Third-Party Administrators
The Company has direct premiums written by third-party administrators (TPAs). The types of business written by the TPAs include life, accidental death and dismemberment, medical, disability, excess risk, and LTC. The authority granted to the TPAs includes binding authority, claims payment, claims adjustment, underwriting, and premium collection. Total premiums written by TPAs were $255, $204, and $136 for 2023, 2022, and 2021, respectively. For the years ended December 31, 2023, 2022, and 2021, there were no individual TPAs that wrote premiums that equaled at least 5% of the capital and surplus of the Company.
(19)    Capital Structure
The Company is authorized to issue three types of capital stock, as outlined in the table below:

	Authorized	Issued and outstanding	Par value, per share	Redemption and liquidation rights
Common stock	40,000,000	20,000,001	$1.00	None
Preferred stock:
Class A (consisting of Series A and B below)	200,000,000	18,903,484	$1.00	Designated by Board for each series issued
Class A, Series A	8,909,195	8,909,195	$1.00	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
Class A, Series B	10,000,000	9,994,289	$1.00	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
Class B	400,000,000	—	$1.00	Designated by Board for each series issued
Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See Note 1 for further discussion.
Each share of Class A preferred stock is convertible into one share of the Company’s common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the BOD. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.
As discussed in Note 15 to these Statutory Financial Statements, the Company carried out various capital transactions with related parties during 2023, 2022, and 2021.
(20)    Reconciliation to the Annual Statement
The Company is required to file an Annual Statement with the Department. As of December 31, 2023 and 2022, there is no difference in admitted assets or liabilities between this report and the Annual Statement. As of December 31, 2023, 2022, and 2021, there is no difference in capital and surplus or net income between this report and the Annual Statement.
(21)    Commitments and Contingencies
The Company and its subsidiaries are named as defendants in various pending or threatened legal proceedings on an ongoing basis, arising from the conduct of business, including three putative class action proceedings: Sanchez v.

Statutory Financial Statements as of December 31, 2023

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Statutory Financial Statements
(Dollars in millions, except share data and security holdings quantities)

Allianz Life Ins. Co. of North America (Superior Court of California, L.A. County, BC594715), Small v. Allianz Life Ins. Co. of North America (United Stated District Court, Central District of California, Case No. 2:20-cv-01944-AB (KESx)(Small I), and Small v Allianz Life Ins. Co. of North America (Superior Court of California, L.A. County, 22STCV17838)(Small II). The Sanchez case was certified as a class; and the parties settled the matter and the settlement has been granted final approval by the Court. The two Small cases are related. Small I case has been certified as a class action. The court granted partial judgment in favor of the class, with damages yet to be tried, and granted partial judgment to the Company on claims of class members with time-barred claims. The class certification decision is on appeal, and the district court action is stayed pending appeal. Small II has not been certified as a class action and is currently stayed. The Company generally intends to vigorously contest the lawsuits, but may pursue settlement negotiations in some cases, if appropriate. The outcome of the cases is uncertain at this time, and there can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company and/or its subsidiaries. The Company recognizes legal costs as incurred.
The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.
The financial services industry, variable and fixed annuities, life insurance, distribution companies, and broker-dealers, is subject to close scrutiny by regulators, legislators, and the media.
Federal and state regulators, such as state insurance departments, state securities departments, the SEC, the Financial Industry Regulatory Authority, the Internal Revenue Service, and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning various selling practices, including suitability reviews, product exchanges, sales to seniors, and compliance with, among other things, insurance and securities law. The Company is and may become subject to ongoing market conduct examinations and investigations by regulators, which will or may result in fines and/or otherwise have a material adverse effect on the Company.
It can be expected that annuity and life product designs, management, and sales practices will be an ongoing source of regulatory scrutiny and enforcement actions, litigation, and rulemaking.
These matters could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.
Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. Those unlimited guarantees are made on behalf of certain wholly owned subsidiaries (AZNY, AZMO, ALFS and Questar Capital Corporation, through its parent, Yorktown). These guarantees are not limited and cannot be estimated as of the balance sheet date. From time to time, the Company makes capital contributions to these subsidiaries as needed under the guarantees. Capital contributions made during the years ended December 31, 2023, 2022, and 2021 are detailed in Note 15.
The Company had investments in limited partnerships that required a commitment of capital of $659 and $446 for the years ended December 31, 2023 and 2022, respectively. The Company had commitments to fund private placement investments of $3,107 and $1,889 as of December 31, 2023 and 2022, respectively.
(22)    Subsequent Events
The Company has evaluated subsequent events through April 8, 2024, which is the date the Statutory Financial Statements were available to be issued. No material subsequent events have occurred since December 31, 2023 that require adjustment to the Statutory Financial Statements.
In March 2024, the Company made a capital contribution of $30 to Allianz Life Insurance Company of New York.

Statutory Financial Statements as of December 31, 2023